UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Columbia Acorn European Fund℠

Class A | CAEAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$150	1.34%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the financials sector and smaller allocations to the consumer discretionary, information technology, communication services and consumer staples sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in RENK Group, a German aerospace and defense company; National Bank of Greece, a Greek diversified financial services company; flatexDEGIRO, a German brokerage platform; Banco Comercial Portugues, a Portuguese bank and financial services company; and Allfunds Group, a London-based financial services provider, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the materials, consumer discretionary, communication services, industrials and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the materials sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Munters Group, a Swedish supplier of air treatment solutions; R&S Group Holding, a Swiss power component manufacturer; Azelis Group, a Belgium-based company engaged in specialty chemicals and food ingredients; Interparfums, Inc., a perfume and fragrance manufacturer; and Breedon Group, a UK-based cement, asphalt and concrete supplier, were top detractors from the Fund’s performance during the period.

Columbia Acorn European Fund℠ | Class A | ASR109_01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn European Fund℠ Class A (including sales charges) ($20,265)	MSCI ACWI ex USA Index (Net) ($22,432)	MSCI AC Europe Small Cap Index (Net) ($20,167)
12/15	$9,425	$10,000	$10,000
01/16	$8,863	$9,320	$9,150
02/16	$8,780	$9,213	$9,143
03/16	$9,527	$9,962	$9,913
04/16	$9,534	$10,225	$10,044
05/16	$9,681	$10,052	$10,157
06/16	$9,063	$9,898	$9,248
07/16	$9,608	$10,388	$9,819
08/16	$9,672	$10,453	$9,938
09/16	$9,838	$10,582	$10,130
10/16	$9,223	$10,430	$9,643
11/16	$8,878	$10,189	$9,437
12/16	$9,098	$10,450	$9,843
01/17	$9,478	$10,820	$10,182
02/17	$9,678	$10,992	$10,338
03/17	$9,968	$11,271	$10,681
04/17	$10,728	$11,512	$11,396
05/17	$11,366	$11,886	$11,887
06/17	$11,236	$11,923	$11,773
07/17	$11,604	$12,362	$12,303
08/17	$11,598	$12,427	$12,338
09/17	$12,011	$12,657	$12,805
10/17	$12,173	$12,896	$12,876
11/17	$12,315	$13,000	$12,923
12/17	$12,545	$13,291	$13,337
01/18	$13,274	$14,031	$14,109
02/18	$12,747	$13,370	$13,416
03/18	$12,552	$13,134	$13,293
04/18	$12,734	$13,343	$13,577
05/18	$12,910	$13,035	$13,320
06/18	$12,619	$12,790	$13,165
07/18	$12,907	$13,096	$13,365
08/18	$13,032	$12,822	$13,195
09/18	$12,600	$12,881	$12,932
10/18	$11,283	$11,833	$11,664
11/18	$10,897	$11,945	$11,274
12/18	$10,190	$11,404	$10,657
01/19	$11,251	$12,266	$11,658
02/19	$11,722	$12,506	$11,963
03/19	$11,860	$12,580	$11,942
04/19	$12,639	$12,912	$12,465
05/19	$12,239	$12,219	$11,684
06/19	$13,202	$12,955	$12,298
07/19	$12,698	$12,798	$12,017
08/19	$12,384	$12,403	$11,678
09/19	$12,547	$12,722	$11,964
10/19	$13,313	$13,166	$12,538
11/19	$14,178	$13,282	$12,960
12/19	$14,873	$13,857	$13,751
01/20	$14,404	$13,485	$13,355
02/20	$13,229	$12,419	$12,152
03/20	$10,653	$10,621	$9,557
04/20	$12,112	$11,426	$10,628
05/20	$13,671	$11,800	$11,352
06/20	$13,906	$12,333	$11,631
07/20	$15,201	$12,883	$12,369
08/20	$16,231	$13,434	$13,201
09/20	$15,899	$13,104	$12,864
10/20	$15,208	$12,822	$12,202
11/20	$16,889	$14,547	$14,456
12/20	$18,264	$15,333	$15,690
01/21	$18,304	$15,367	$15,660
02/21	$18,370	$15,671	$16,261
03/21	$18,164	$15,869	$16,526
04/21	$19,766	$16,336	$17,557
05/21	$20,310	$16,847	$18,198
06/21	$20,350	$16,738	$17,548
07/21	$21,573	$16,462	$18,180
08/21	$22,423	$16,775	$18,739
09/21	$20,775	$16,238	$17,582
10/21	$21,925	$16,626	$18,186
11/21	$21,254	$15,877	$17,091
12/21	$22,185	$16,533	$18,003
01/22	$18,797	$15,924	$16,586
02/22	$17,652	$15,609	$15,901
03/22	$17,333	$15,634	$15,841
04/22	$15,728	$14,652	$14,758
05/22	$15,382	$14,757	$14,732
06/22	$13,499	$13,488	$12,701
07/22	$15,189	$13,949	$13,587
08/22	$13,525	$13,501	$12,505
09/22	$11,542	$12,152	$10,867
10/22	$12,467	$12,515	$11,752
11/22	$14,151	$13,992	$13,050
12/22	$13,718	$13,887	$13,217
01/23	$14,850	$15,014	$14,412
02/23	$14,896	$14,487	$14,467
03/23	$15,449	$14,841	$14,190
04/23	$16,008	$15,099	$14,648
05/23	$15,815	$14,550	$13,808
06/23	$15,981	$15,203	$14,239
07/23	$16,314	$15,821	$14,925
08/23	$15,329	$15,106	$14,311
09/23	$14,131	$14,629	$13,551
10/23	$13,186	$14,025	$12,741
11/23	$15,416	$15,288	$14,281
12/23	$17,115	$16,056	$15,403
01/24	$16,458	$15,897	$15,059
02/24	$16,954	$16,299	$15,048
03/24	$17,269	$16,808	$15,603
04/24	$16,231	$16,507	$15,356
05/24	$17,497	$16,986	$16,468
06/24	$16,936	$16,970	$15,750
07/24	$18,064	$17,363	$16,542
08/24	$18,605	$17,857	$16,825
09/24	$18,706	$18,338	$17,032
10/24	$17,328	$17,438	$15,825
11/24	$16,990	$17,280	$15,625
12/24	$16,363	$16,945	$15,297
01/25	$17,076	$17,627	$15,953
02/25	$17,028	$17,872	$16,042
03/25	$16,548	$17,831	$16,172
04/25	$17,405	$18,475	$17,276
05/25	$19,064	$19,322	$18,430
06/25	$19,859	$19,977	$19,246
07/25	$19,674	$19,920	$19,009
08/25	$19,934	$20,611	$19,333
09/25	$20,147	$21,354	$19,460
10/25	$19,674	$21,785	$19,351
11/25	$19,797	$21,780	$19,446
12/25	$20,265	$22,432	$20,167
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	23.85	2.10	7.96
Class A (including sales charges)	16.71	0.90	7.32
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
MSCI AC Europe Small Cap Index (Net)	31.83	5.15	7.27

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$36,672,374
Total number of portfolio holdings	87
Management services fees (represents 1.00% of Fund average net assets)	$395,935
Portfolio turnover for the reporting period	82%

Columbia Acorn European Fund℠ | Class A | ASR109_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

United Kingdom	30.1%
France	13.3%
Germany	9.4%
Italy	6.4%
Ireland	5.4%
Austria	4.9%
Switzerland	4.6%
Greece	3.8%
Spain	3.5%
Sweden	3.1%
Other	14.1%

Top Holdings

Elis SA	3.0%
flatexDEGIRO AG	2.7%
Nexans SA	2.6%
SPIE SA	2.2%
DO & CO AG	2.2%
CVS Group PLC	2.1%
CTP NV	2.0%
Safestore Holdings PLC	2.0%
Bilfinger SE	1.9%
Quilter PLC	1.9%

Equity Sector Allocation

Industrials	30.1%
Financials	23.8%
Real Estate	8.6%
Materials	8.5%
Health Care	8.0%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.7%
Information Technology	2.7%
Other	1.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund℠ | Class A | ASR109_01_(02/26) |

Columbia Acorn European Fund℠

Institutional Class | CAEZX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$123	1.10%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the financials sector and smaller allocations to the consumer discretionary, information technology, communication services and consumer staples sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in RENK Group, a German aerospace and defense company; National Bank of Greece, a Greek diversified financial services company; flatexDEGIRO, a German brokerage platform; Banco Comercial Portugues, a Portuguese bank and financial services company; and Allfunds Group, a London-based financial services provider, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the materials, consumer discretionary, communication services, industrials and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the materials sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Munters Group, a Swedish supplier of air treatment solutions; R&S Group Holding, a Swiss power component manufacturer; Azelis Group, a Belgium-based company engaged in specialty chemicals and food ingredients; Interparfums, Inc., a perfume and fragrance manufacturer; and Breedon Group, a UK-based cement, asphalt and concrete supplier, were top detractors from the Fund’s performance during the period.

Columbia Acorn European Fund℠ | Institutional Class | ASR109_08_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn European Fund℠ Institutional Class ($22,048)	MSCI ACWI ex USA Index (Net) ($22,432)	MSCI AC Europe Small Cap Index (Net) ($20,167)
12/15	$10,000	$10,000	$10,000
01/16	$9,403	$9,320	$9,150
02/16	$9,322	$9,213	$9,143
03/16	$10,115	$9,962	$9,913
04/16	$10,122	$10,225	$10,044
05/16	$10,278	$10,052	$10,157
06/16	$9,630	$9,898	$9,248
07/16	$10,207	$10,388	$9,819
08/16	$10,275	$10,453	$9,938
09/16	$10,452	$10,582	$10,130
10/16	$9,807	$10,430	$9,643
11/16	$9,440	$10,189	$9,437
12/16	$9,671	$10,450	$9,843
01/17	$10,082	$10,820	$10,182
02/17	$10,302	$10,992	$10,338
03/17	$10,610	$11,271	$10,681
04/17	$11,426	$11,512	$11,396
05/17	$12,104	$11,886	$11,887
06/17	$11,973	$11,923	$11,773
07/17	$12,365	$12,362	$12,303
08/17	$12,358	$12,427	$12,338
09/17	$12,798	$12,657	$12,805
10/17	$12,977	$12,896	$12,876
11/17	$13,128	$13,000	$12,923
12/17	$13,380	$13,291	$13,337
01/18	$14,157	$14,031	$14,109
02/18	$13,602	$13,370	$13,416
03/18	$13,394	$13,134	$13,293
04/18	$13,595	$13,343	$13,577
05/18	$13,782	$13,035	$13,320
06/18	$13,472	$12,790	$13,165
07/18	$13,787	$13,096	$13,365
08/18	$13,919	$12,822	$13,195
09/18	$13,458	$12,881	$12,932
10/18	$12,062	$11,833	$11,664
11/18	$11,650	$11,945	$11,274
12/18	$10,895	$11,404	$10,657
01/19	$12,034	$12,266	$11,658
02/19	$12,537	$12,506	$11,963
03/19	$12,690	$12,580	$11,942
04/19	$13,521	$12,912	$12,465
05/19	$13,095	$12,219	$11,684
06/19	$14,136	$12,955	$12,298
07/19	$13,598	$12,798	$12,017
08/19	$13,256	$12,403	$11,678
09/19	$13,437	$12,722	$11,964
10/19	$14,262	$13,166	$12,538
11/19	$15,191	$13,282	$12,960
12/19	$15,945	$13,857	$13,751
01/20	$15,444	$13,485	$13,355
02/20	$14,187	$12,419	$12,152
03/20	$11,427	$10,621	$9,557
04/20	$12,994	$11,426	$10,628
05/20	$14,667	$11,800	$11,352
06/20	$14,918	$12,333	$11,631
07/20	$16,317	$12,883	$12,369
08/20	$17,424	$13,434	$13,201
09/20	$17,069	$13,104	$12,864
10/20	$16,338	$12,822	$12,202
11/20	$18,142	$14,547	$14,456
12/20	$19,626	$15,333	$15,690
01/21	$19,675	$15,367	$15,660
02/21	$19,746	$15,671	$16,261
03/21	$19,533	$15,869	$16,526
04/21	$21,252	$16,336	$17,557
05/21	$21,841	$16,847	$18,198
06/21	$21,891	$16,738	$17,548
07/21	$23,211	$16,462	$18,180
08/21	$24,127	$16,775	$18,739
09/21	$22,359	$16,238	$17,582
10/21	$23,602	$16,626	$18,186
11/21	$22,885	$15,877	$17,091
12/21	$23,895	$16,533	$18,003
01/22	$20,251	$15,924	$16,586
02/22	$19,025	$15,609	$15,901
03/22	$18,675	$15,634	$15,841
04/22	$16,950	$14,652	$14,758
05/22	$16,586	$14,757	$14,732
06/22	$14,554	$13,488	$12,701
07/22	$16,387	$13,949	$13,587
08/22	$14,597	$13,501	$12,505
09/22	$12,457	$12,152	$10,867
10/22	$13,456	$12,515	$11,752
11/22	$15,274	$13,992	$13,050
12/22	$14,811	$13,887	$13,217
01/23	$16,037	$15,014	$14,412
02/23	$16,087	$14,487	$14,467
03/23	$16,693	$14,841	$14,190
04/23	$17,299	$15,099	$14,648
05/23	$17,092	$14,550	$13,808
06/23	$17,278	$15,203	$14,239
07/23	$17,634	$15,821	$14,925
08/23	$16,579	$15,106	$14,311
09/23	$15,288	$14,629	$13,551
10/23	$14,262	$14,025	$12,741
11/23	$16,679	$15,288	$14,281
12/23	$18,526	$16,056	$15,403
01/24	$17,822	$15,897	$15,059
02/24	$18,361	$16,299	$15,048
03/24	$18,699	$16,808	$15,603
04/24	$17,584	$16,507	$15,356
05/24	$18,958	$16,986	$16,468
06/24	$18,356	$16,970	$15,750
07/24	$19,582	$17,363	$16,542
08/24	$20,177	$17,857	$16,825
09/24	$20,286	$18,338	$17,032
10/24	$18,798	$17,438	$15,825
11/24	$18,436	$17,280	$15,625
12/24	$17,751	$16,945	$15,297
01/25	$18,533	$17,627	$15,953
02/25	$18,482	$17,872	$16,042
03/25	$17,973	$17,831	$16,172
04/25	$18,902	$18,475	$17,276
05/25	$20,710	$19,322	$18,430
06/25	$21,580	$19,977	$19,246
07/25	$21,374	$19,920	$19,009
08/25	$21,662	$20,611	$19,333
09/25	$21,905	$21,354	$19,460
10/25	$21,396	$21,785	$19,351
11/25	$21,529	$21,780	$19,446
12/25	$22,048	$22,432	$20,167
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	24.20	2.35	8.23
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
MSCI AC Europe Small Cap Index (Net)	31.83	5.15	7.27

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$36,672,374
Total number of portfolio holdings	87
Management services fees (represents 1.00% of Fund average net assets)	$395,935
Portfolio turnover for the reporting period	82%

Columbia Acorn European Fund℠ | Institutional Class | ASR109_08_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

United Kingdom	30.1%
France	13.3%
Germany	9.4%
Italy	6.4%
Ireland	5.4%
Austria	4.9%
Switzerland	4.6%
Greece	3.8%
Spain	3.5%
Sweden	3.1%
Other	14.1%

Top Holdings

Elis SA	3.0%
flatexDEGIRO AG	2.7%
Nexans SA	2.6%
SPIE SA	2.2%
DO & CO AG	2.2%
CVS Group PLC	2.1%
CTP NV	2.0%
Safestore Holdings PLC	2.0%
Bilfinger SE	1.9%
Quilter PLC	1.9%

Equity Sector Allocation

Industrials	30.1%
Financials	23.8%
Real Estate	8.6%
Materials	8.5%
Health Care	8.0%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.7%
Information Technology	2.7%
Other	1.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund℠ | Institutional Class | ASR109_08_(02/26) |

Columbia Acorn® Fund

Class A | LACAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$109	1.07%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn® Fund | Class A | ASR110_01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn® Fund Class A (including sales charges) ($20,858)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$9,423	$10,000	$10,000
01/16	$8,557	$9,436	$9,011
02/16	$8,498	$9,433	$9,038
03/16	$9,161	$10,097	$9,734
04/16	$9,262	$10,159	$9,827
05/16	$9,535	$10,341	$10,071
06/16	$9,387	$10,362	$9,997
07/16	$9,906	$10,774	$10,591
08/16	$9,972	$10,801	$10,664
09/16	$10,021	$10,818	$10,695
10/16	$9,713	$10,584	$10,137
11/16	$10,346	$11,058	$10,876
12/16	$10,370	$11,274	$10,973
01/17	$10,619	$11,486	$11,233
02/17	$10,992	$11,913	$11,573
03/17	$11,062	$11,921	$11,659
04/17	$11,303	$12,047	$11,864
05/17	$11,419	$12,171	$11,869
06/17	$11,642	$12,280	$12,140
07/17	$11,699	$12,512	$12,301
08/17	$11,756	$12,536	$12,325
09/17	$12,232	$12,842	$12,841
10/17	$12,611	$13,122	$13,185
11/17	$12,967	$13,521	$13,619
12/17	$12,954	$13,656	$13,656
01/18	$13,696	$14,375	$14,338
02/18	$13,245	$13,846	$13,868
03/18	$13,415	$13,568	$13,981
04/18	$13,305	$13,619	$13,892
05/18	$14,147	$14,004	$14,631
06/18	$14,277	$14,095	$14,754
07/18	$14,612	$14,563	$15,030
08/18	$15,535	$15,074	$16,046
09/18	$15,305	$15,099	$15,811
10/18	$13,448	$13,988	$13,912
11/18	$13,836	$14,268	$14,175
12/18	$12,277	$12,940	$12,637
01/19	$13,546	$14,051	$14,141
02/19	$14,364	$14,545	$15,073
03/19	$14,295	$14,757	$15,036
04/19	$14,848	$15,346	$15,562
05/19	$14,030	$14,353	$14,528
06/19	$14,848	$15,361	$15,659
07/19	$15,140	$15,590	$15,903
08/19	$14,617	$15,272	$15,451
09/19	$14,288	$15,540	$15,161
10/19	$14,446	$15,874	$15,550
11/19	$15,347	$16,478	$16,609
12/19	$15,496	$16,954	$16,763
01/20	$15,456	$16,935	$16,781
02/20	$14,278	$15,549	$15,643
03/20	$12,188	$13,410	$12,871
04/20	$13,868	$15,187	$14,935
05/20	$15,469	$15,999	$16,494
06/20	$15,640	$16,364	$17,101
07/20	$16,512	$17,294	$18,037
08/20	$16,976	$18,546	$18,849
09/20	$17,089	$17,871	$18,704
10/20	$17,173	$17,485	$18,925
11/20	$18,973	$19,613	$21,682
12/20	$20,018	$20,495	$23,547
01/21	$20,349	$20,404	$24,205
02/21	$21,185	$21,042	$24,965
03/21	$20,397	$21,796	$24,133
04/21	$21,091	$22,919	$24,980
05/21	$20,255	$23,024	$24,286
06/21	$21,565	$23,592	$25,589
07/21	$21,814	$23,991	$25,035
08/21	$22,496	$24,675	$25,662
09/21	$21,216	$23,568	$24,685
10/21	$22,928	$25,161	$25,951
11/21	$22,047	$24,778	$24,614
12/21	$21,778	$25,754	$24,735
01/22	$18,319	$24,239	$21,471
02/22	$18,275	$23,628	$21,536
03/22	$17,949	$24,395	$21,691
04/22	$15,425	$22,206	$19,214
05/22	$14,838	$22,176	$18,748
06/22	$13,719	$20,321	$17,450
07/22	$15,795	$22,227	$19,441
08/22	$15,352	$21,397	$19,072
09/22	$13,882	$19,413	$17,429
10/22	$14,815	$21,005	$18,846
11/22	$15,235	$22,102	$19,406
12/22	$14,372	$20,808	$18,251
01/23	$15,795	$22,241	$20,078
02/23	$15,749	$21,721	$19,761
03/23	$15,819	$22,302	$19,446
04/23	$15,632	$22,539	$19,200
05/23	$15,492	$22,627	$19,179
06/23	$16,682	$24,172	$20,693
07/23	$17,195	$25,039	$21,384
08/23	$16,892	$24,555	$20,514
09/23	$15,819	$23,386	$19,278
10/23	$14,395	$22,766	$17,940
11/23	$15,819	$24,888	$19,530
12/23	$17,475	$26,209	$21,706
01/24	$17,195	$26,499	$21,215
02/24	$18,478	$27,933	$22,935
03/24	$19,155	$28,835	$23,553
04/24	$17,872	$27,566	$21,798
05/24	$18,152	$28,868	$22,682
06/24	$17,988	$29,762	$22,560
07/24	$18,875	$30,315	$23,935
08/24	$19,108	$30,975	$23,749
09/24	$19,622	$31,616	$24,137
10/24	$19,528	$31,384	$24,077
11/24	$21,395	$33,471	$26,942
12/24	$19,948	$32,448	$24,723
01/25	$20,462	$33,473	$25,669
02/25	$18,828	$32,831	$23,960
03/25	$17,195	$30,916	$22,053
04/25	$17,102	$30,709	$21,982
05/25	$18,268	$32,655	$23,422
06/25	$19,202	$34,314	$24,548
07/25	$19,598	$35,070	$25,123
08/25	$20,088	$35,881	$26,442
09/25	$20,602	$37,120	$27,182
10/25	$21,278	$37,915	$27,877
11/25	$21,535	$38,019	$27,498
12/25	$20,858	$38,012	$27,272
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.56	0.83	8.27
Class A (including sales charges)	(1.43)	(0.36)	7.63
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Columbia Acorn® Fund | Class A | ASR110_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Class A | ASR110_01_(02/26) |

Columbia Acorn® Fund

Class C | LIACX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$185	1.82%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn® Fund | Class C | ASR110_04_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn® Fund Class C (including sales charges) ($20,537)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,073	$9,436	$9,011
02/16	$9,005	$9,433	$9,038
03/16	$9,704	$10,097	$9,734
04/16	$9,802	$10,159	$9,827
05/16	$10,084	$10,341	$10,071
06/16	$9,926	$10,362	$9,997
07/16	$10,473	$10,774	$10,591
08/16	$10,527	$10,801	$10,664
09/16	$10,572	$10,818	$10,695
10/16	$10,240	$10,584	$10,137
11/16	$10,904	$11,058	$10,876
12/16	$10,929	$11,274	$10,973
01/17	$11,178	$11,486	$11,233
02/17	$11,571	$11,913	$11,573
03/17	$11,637	$11,921	$11,659
04/17	$11,873	$12,047	$11,864
05/17	$11,991	$12,171	$11,869
06/17	$12,223	$12,280	$12,140
07/17	$12,279	$12,512	$12,301
08/17	$12,321	$12,536	$12,325
09/17	$12,809	$12,842	$12,841
10/17	$13,200	$13,122	$13,185
11/17	$13,563	$13,521	$13,619
12/17	$13,540	$13,656	$13,656
01/18	$14,322	$14,375	$14,338
02/18	$13,828	$13,846	$13,868
03/18	$14,013	$13,568	$13,981
04/18	$13,869	$13,619	$13,892
05/18	$14,754	$14,004	$14,631
06/18	$14,869	$14,095	$14,754
07/18	$15,201	$14,563	$15,030
08/18	$16,156	$15,074	$16,046
09/18	$15,912	$15,099	$15,811
10/18	$13,981	$13,988	$13,912
11/18	$14,358	$14,268	$14,175
12/18	$12,746	$12,940	$12,637
01/19	$14,050	$14,051	$14,141
02/19	$14,893	$14,545	$15,073
03/19	$14,811	$14,757	$15,036
04/19	$15,382	$15,346	$15,562
05/19	$14,512	$14,353	$14,528
06/19	$15,356	$15,361	$15,659
07/19	$15,634	$15,590	$15,903
08/19	$15,078	$15,272	$15,451
09/19	$14,738	$15,540	$15,161
10/19	$14,893	$15,874	$15,550
11/19	$15,820	$16,478	$16,609
12/19	$15,948	$16,954	$16,763
01/20	$15,909	$16,935	$16,781
02/20	$14,677	$15,549	$15,643
03/20	$12,520	$13,410	$12,871
04/20	$14,253	$15,187	$14,935
05/20	$15,871	$15,999	$16,494
06/20	$16,059	$16,364	$17,101
07/20	$16,938	$17,294	$18,037
08/20	$17,401	$18,546	$18,849
09/20	$17,505	$17,871	$18,704
10/20	$17,574	$17,485	$18,925
11/20	$19,402	$19,613	$21,682
12/20	$20,457	$20,495	$23,547
01/21	$20,786	$20,404	$24,205
02/21	$21,623	$21,042	$24,965
03/21	$20,812	$21,796	$24,133
04/21	$21,496	$22,919	$24,980
05/21	$20,647	$23,024	$24,286
06/21	$21,962	$23,592	$25,589
07/21	$22,199	$23,991	$25,035
08/21	$22,871	$24,675	$25,662
09/21	$21,566	$23,568	$24,685
10/21	$23,292	$25,161	$25,951
11/21	$22,370	$24,778	$24,614
12/21	$22,084	$25,754	$24,735
01/22	$18,575	$24,239	$21,471
02/22	$18,526	$23,628	$21,536
03/22	$18,172	$24,395	$21,691
04/22	$15,597	$22,206	$19,214
05/22	$15,018	$22,176	$18,748
06/22	$13,865	$20,321	$17,450
07/22	$15,966	$22,227	$19,441
08/22	$15,495	$21,397	$19,072
09/22	$14,016	$19,413	$17,429
10/22	$14,941	$21,005	$18,846
11/22	$15,344	$22,102	$19,406
12/22	$14,470	$20,808	$18,251
01/23	$15,898	$22,241	$20,078
02/23	$15,848	$21,721	$19,761
03/23	$15,898	$22,302	$19,446
04/23	$15,697	$22,539	$19,200
05/23	$15,562	$22,627	$19,179
06/23	$16,739	$24,172	$20,693
07/23	$17,243	$25,039	$21,384
08/23	$16,924	$24,555	$20,514
09/23	$15,848	$23,386	$19,278
10/23	$14,420	$22,766	$17,940
11/23	$15,814	$24,888	$19,530
12/23	$17,461	$26,209	$21,706
01/24	$17,176	$26,499	$21,215
02/24	$18,436	$27,933	$22,935
03/24	$19,108	$28,835	$23,553
04/24	$17,831	$27,566	$21,798
05/24	$18,083	$28,868	$22,682
06/24	$17,898	$29,762	$22,560
07/24	$18,789	$30,315	$23,935
08/24	$19,008	$30,975	$23,749
09/24	$19,495	$31,616	$24,137
10/24	$19,394	$31,384	$24,077
11/24	$21,243	$33,471	$26,942
12/24	$19,781	$32,448	$24,723
01/25	$20,285	$33,473	$25,669
02/25	$18,655	$32,831	$23,960
03/25	$17,024	$30,916	$22,053
04/25	$16,924	$30,709	$21,982
05/25	$18,050	$32,655	$23,422
06/25	$18,974	$34,314	$24,548
07/25	$19,361	$35,070	$25,123
08/25	$19,814	$35,881	$26,442
09/25	$20,318	$37,120	$27,182
10/25	$20,974	$37,915	$27,877
11/25	$21,226	$38,019	$27,498
12/25	$20,537	$38,012	$27,272
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.82	0.08	7.46
Class C (including sales charges)	2.82	0.08	7.46
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Columbia Acorn® Fund | Class C | ASR110_04_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Class C | ASR110_04_(02/26) |

Columbia Acorn® Fund

Class S | ACRSX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$84	0.82%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn® Fund | Class S | ASR110_16_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn® Fund Class S ($22,712)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,080	$9,436	$9,011
02/16	$9,018	$9,433	$9,038
03/16	$9,731	$10,097	$9,734
04/16	$9,835	$10,159	$9,827
05/16	$10,129	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,536	$10,774	$10,591
08/16	$10,599	$10,801	$10,664
09/16	$10,657	$10,818	$10,695
10/16	$10,328	$10,584	$10,137
11/16	$11,009	$11,058	$10,876
12/16	$11,039	$11,274	$10,973
01/17	$11,298	$11,486	$11,233
02/17	$11,703	$11,913	$11,573
03/17	$11,782	$11,921	$11,659
04/17	$12,035	$12,047	$11,864
05/17	$12,165	$12,171	$11,869
06/17	$12,401	$12,280	$12,140
07/17	$12,469	$12,512	$12,301
08/17	$12,528	$12,536	$12,325
09/17	$13,036	$12,842	$12,841
10/17	$13,447	$13,122	$13,185
11/17	$13,827	$13,521	$13,619
12/17	$13,825	$13,656	$13,656
01/18	$14,615	$14,375	$14,338
02/18	$14,139	$13,846	$13,868
03/18	$14,319	$13,568	$13,981
04/18	$14,202	$13,619	$13,892
05/18	$15,100	$14,004	$14,631
06/18	$15,250	$14,095	$14,754
07/18	$15,605	$14,563	$15,030
08/18	$16,596	$15,074	$16,046
09/18	$16,353	$15,099	$15,811
10/18	$14,371	$13,988	$13,912
11/18	$14,792	$14,268	$14,175
12/18	$13,121	$12,940	$12,637
01/19	$14,486	$14,051	$14,141
02/19	$15,365	$14,545	$15,073
03/19	$15,295	$14,757	$15,036
04/19	$15,891	$15,346	$15,562
05/19	$15,022	$14,353	$14,528
06/19	$15,902	$15,361	$15,659
07/19	$16,208	$15,590	$15,903
08/19	$15,659	$15,272	$15,451
09/19	$15,310	$15,540	$15,161
10/19	$15,479	$15,874	$15,550
11/19	$16,451	$16,478	$16,609
12/19	$16,612	$16,954	$16,763
01/20	$16,578	$16,935	$16,781
02/20	$15,312	$15,549	$15,643
03/20	$13,075	$13,410	$12,871
04/20	$14,871	$15,187	$14,935
05/20	$16,612	$15,999	$16,494
06/20	$16,780	$16,364	$17,101
07/20	$17,729	$17,294	$18,037
08/20	$18,227	$18,546	$18,849
09/20	$18,357	$17,871	$18,704
10/20	$18,440	$17,485	$18,925
11/20	$20,385	$19,613	$21,682
12/20	$21,514	$20,495	$23,547
01/21	$21,877	$20,404	$24,205
02/21	$22,771	$21,042	$24,965
03/21	$21,929	$21,796	$24,133
04/21	$22,681	$22,919	$24,980
05/21	$21,799	$23,024	$24,286
06/21	$23,209	$23,592	$25,589
07/21	$23,466	$23,991	$25,035
08/21	$24,209	$24,675	$25,662
09/21	$22,844	$23,568	$24,685
10/21	$24,696	$25,161	$25,951
11/21	$23,736	$24,778	$24,614
12/21	$23,448	$25,754	$24,735
01/22	$19,754	$24,239	$21,471
02/22	$19,705	$23,628	$21,536
03/22	$19,342	$24,395	$21,691
04/22	$16,621	$22,206	$19,214
05/22	$16,011	$22,176	$18,748
06/22	$14,784	$20,321	$17,450
07/22	$17,052	$22,227	$19,441
08/22	$16,567	$21,397	$19,072
09/22	$14,992	$19,413	$17,429
10/22	$15,996	$21,005	$18,846
11/22	$16,446	$22,102	$19,406
12/22	$15,528	$20,808	$18,251
01/23	$17,069	$22,241	$20,078
02/23	$17,034	$21,721	$19,761
03/23	$17,086	$22,302	$19,446
04/23	$16,896	$22,539	$19,200
05/23	$16,757	$22,627	$19,179
06/23	$18,056	$24,172	$20,693
07/23	$18,610	$25,039	$21,384
08/23	$18,281	$24,555	$20,514
09/23	$17,121	$23,386	$19,278
10/23	$15,597	$22,766	$17,940
11/23	$17,121	$24,888	$19,530
12/23	$18,921	$26,209	$21,706
01/24	$18,627	$26,499	$21,215
02/24	$20,012	$27,933	$22,935
03/24	$20,739	$28,835	$23,553
04/24	$19,371	$27,566	$21,798
05/24	$19,666	$28,868	$22,682
06/24	$19,493	$29,762	$22,560
07/24	$20,479	$30,315	$23,935
08/24	$20,722	$30,975	$23,749
09/24	$21,276	$31,616	$24,137
10/24	$21,189	$31,384	$24,077
11/24	$23,232	$33,471	$26,942
12/24	$21,656	$32,448	$24,723
01/25	$22,210	$33,473	$25,669
02/25	$20,445	$32,831	$23,960
03/25	$18,662	$30,916	$22,053
04/25	$18,575	$30,709	$21,982
05/25	$19,839	$32,655	$23,422
06/25	$20,877	$34,314	$24,548
07/25	$21,310	$35,070	$25,123
08/25	$21,830	$35,881	$26,442
09/25	$22,418	$37,120	$27,182
10/25	$23,145	$37,915	$27,877
11/25	$23,439	$38,019	$27,498
12/25	$22,712	$38,012	$27,272
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.88	1.09	8.55
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Columbia Acorn® Fund | Class S | ASR110_16_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Class S | ASR110_16_(02/26) |

Columbia Acorn® Fund

Institutional 2 Class | CRBRX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$80	0.78%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn® Fund | Institutional 2 Class | ASR110_15_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn® Fund Institutional 2 Class ($22,768)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,081	$9,436	$9,011
02/16	$9,021	$9,433	$9,038
03/16	$9,729	$10,097	$9,734
04/16	$9,839	$10,159	$9,827
05/16	$10,131	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,534	$10,774	$10,591
08/16	$10,607	$10,801	$10,664
09/16	$10,657	$10,818	$10,695
10/16	$10,333	$10,584	$10,137
11/16	$11,014	$11,058	$10,876
12/16	$11,043	$11,274	$10,973
01/17	$11,300	$11,486	$11,233
02/17	$11,708	$11,913	$11,573
03/17	$11,785	$11,921	$11,659
04/17	$12,041	$12,047	$11,864
05/17	$12,166	$12,171	$11,869
06/17	$12,407	$12,280	$12,140
07/17	$12,471	$12,512	$12,301
08/17	$12,528	$12,536	$12,325
09/17	$13,043	$12,842	$12,841
10/17	$13,451	$13,122	$13,185
11/17	$13,830	$13,521	$13,619
12/17	$13,827	$13,656	$13,656
01/18	$14,621	$14,375	$14,338
02/18	$14,143	$13,846	$13,868
03/18	$14,331	$13,568	$13,981
04/18	$14,203	$13,619	$13,892
05/18	$15,116	$14,004	$14,631
06/18	$15,261	$14,095	$14,754
07/18	$15,615	$14,563	$15,030
08/18	$16,600	$15,074	$16,046
09/18	$16,360	$15,099	$15,811
10/18	$14,383	$13,988	$13,912
11/18	$14,799	$14,268	$14,175
12/18	$13,136	$12,940	$12,637
01/19	$14,501	$14,051	$14,141
02/19	$15,379	$14,545	$15,073
03/19	$15,312	$14,757	$15,036
04/19	$15,904	$15,346	$15,562
05/19	$15,026	$14,353	$14,528
06/19	$15,914	$15,361	$15,659
07/19	$16,223	$15,590	$15,903
08/19	$15,665	$15,272	$15,451
09/19	$15,327	$15,540	$15,161
10/19	$15,486	$15,874	$15,550
11/19	$16,472	$16,478	$16,609
12/19	$16,634	$16,954	$16,763
01/20	$16,591	$16,935	$16,781
02/20	$15,319	$15,549	$15,643
03/20	$13,082	$13,410	$12,871
04/20	$14,895	$15,187	$14,935
05/20	$16,623	$15,999	$16,494
06/20	$16,802	$16,364	$17,101
07/20	$17,745	$17,294	$18,037
08/20	$18,244	$18,546	$18,849
09/20	$18,388	$17,871	$18,704
10/20	$18,466	$17,485	$18,925
11/20	$20,407	$19,613	$21,682
12/20	$21,541	$20,495	$23,547
01/21	$21,915	$20,404	$24,205
02/21	$22,806	$21,042	$24,965
03/21	$21,963	$21,796	$24,133
04/21	$22,710	$22,919	$24,980
05/21	$21,830	$23,024	$24,286
06/21	$23,244	$23,592	$25,589
07/21	$23,507	$23,991	$25,035
08/21	$24,246	$24,675	$25,662
09/21	$22,868	$23,568	$24,685
10/21	$24,735	$25,161	$25,951
11/21	$23,783	$24,778	$24,614
12/21	$23,500	$25,754	$24,735
01/22	$19,784	$24,239	$21,471
02/22	$19,739	$23,628	$21,536
03/22	$19,377	$24,395	$21,691
04/22	$16,654	$22,206	$19,214
05/22	$16,038	$22,176	$18,748
06/22	$14,812	$20,321	$17,450
07/22	$17,076	$22,227	$19,441
08/22	$16,589	$21,397	$19,072
09/22	$15,016	$19,413	$17,429
10/22	$16,023	$21,005	$18,846
11/22	$16,479	$22,102	$19,406
12/22	$15,551	$20,808	$18,251
01/23	$17,092	$22,241	$20,078
02/23	$17,060	$21,721	$19,761
03/23	$17,123	$22,302	$19,446
04/23	$16,935	$22,539	$19,200
05/23	$16,793	$22,627	$19,179
06/23	$18,098	$24,172	$20,693
07/23	$18,648	$25,039	$21,384
08/23	$18,318	$24,555	$20,514
09/23	$17,155	$23,386	$19,278
10/23	$15,629	$22,766	$17,940
11/23	$17,155	$24,888	$19,530
12/23	$18,963	$26,209	$21,706
01/24	$18,680	$26,499	$21,215
02/24	$20,064	$27,933	$22,935
03/24	$20,803	$28,835	$23,553
04/24	$19,419	$27,566	$21,798
05/24	$19,718	$28,868	$22,682
06/24	$19,545	$29,762	$22,560
07/24	$20,520	$30,315	$23,935
08/24	$20,787	$30,975	$23,749
09/24	$21,337	$31,616	$24,137
10/24	$21,243	$31,384	$24,077
11/24	$23,287	$33,471	$26,942
12/24	$21,715	$32,448	$24,723
01/25	$22,281	$33,473	$25,669
02/25	$20,504	$32,831	$23,960
03/25	$18,711	$30,916	$22,053
04/25	$18,633	$30,709	$21,982
05/25	$19,891	$32,655	$23,422
06/25	$20,928	$34,314	$24,548
07/25	$21,369	$35,070	$25,123
08/25	$21,903	$35,881	$26,442
09/25	$22,469	$37,120	$27,182
10/25	$23,208	$37,915	$27,877
11/25	$23,507	$38,019	$27,498
12/25	$22,768	$38,012	$27,272
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.85	1.11	8.58
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Columbia Acorn® Fund | Institutional 2 Class | ASR110_15_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Institutional 2 Class | ASR110_15_(02/26) |

Columbia Acorn® Fund

Institutional 3 Class | CRBYX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.74%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn® Fund | Institutional 3 Class | ASR110_17_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn® Fund Institutional 3 Class ($22,876)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,085	$9,436	$9,011
02/16	$9,020	$9,433	$9,038
03/16	$9,730	$10,097	$9,734
04/16	$9,840	$10,159	$9,827
05/16	$10,135	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,538	$10,774	$10,591
08/16	$10,610	$10,801	$10,664
09/16	$10,665	$10,818	$10,695
10/16	$10,338	$10,584	$10,137
11/16	$11,015	$11,058	$10,876
12/16	$11,050	$11,274	$10,973
01/17	$11,305	$11,486	$11,233
02/17	$11,712	$11,913	$11,573
03/17	$11,794	$11,921	$11,659
04/17	$12,049	$12,047	$11,864
05/17	$12,173	$12,171	$11,869
06/17	$12,413	$12,280	$12,140
07/17	$12,484	$12,512	$12,301
08/17	$12,548	$12,536	$12,325
09/17	$13,060	$12,842	$12,841
10/17	$13,473	$13,122	$13,185
11/17	$13,850	$13,521	$13,619
12/17	$13,847	$13,656	$13,656
01/18	$14,644	$14,375	$14,338
02/18	$14,169	$13,846	$13,868
03/18	$14,356	$13,568	$13,981
04/18	$14,229	$13,619	$13,892
05/18	$15,135	$14,004	$14,631
06/18	$15,285	$14,095	$14,754
07/18	$15,637	$14,563	$15,030
08/18	$16,632	$15,074	$16,046
09/18	$16,395	$15,099	$15,811
10/18	$14,414	$13,988	$13,912
11/18	$14,827	$14,268	$14,175
12/18	$13,157	$12,940	$12,637
01/19	$14,531	$14,051	$14,141
02/19	$15,412	$14,545	$15,073
03/19	$15,346	$14,757	$15,036
04/19	$15,942	$15,346	$15,562
05/19	$15,061	$14,353	$14,528
06/19	$15,952	$15,361	$15,659
07/19	$16,258	$15,590	$15,903
08/19	$15,706	$15,272	$15,451
09/19	$15,360	$15,540	$15,161
10/19	$15,528	$15,874	$15,550
11/19	$16,505	$16,478	$16,609
12/19	$16,676	$16,954	$16,763
01/20	$16,633	$16,935	$16,781
02/20	$15,362	$15,549	$15,643
03/20	$13,124	$13,410	$12,871
04/20	$14,931	$15,187	$14,935
05/20	$16,676	$15,999	$16,494
06/20	$16,853	$16,364	$17,101
07/20	$17,798	$17,294	$18,037
08/20	$18,303	$18,546	$18,849
09/20	$18,435	$17,871	$18,704
10/20	$18,523	$17,485	$18,925
11/20	$20,468	$19,613	$21,682
12/20	$21,602	$20,495	$23,547
01/21	$21,983	$20,404	$24,205
02/21	$22,878	$21,042	$24,965
03/21	$22,031	$21,796	$24,133
04/21	$22,782	$22,919	$24,980
05/21	$21,900	$23,024	$24,286
06/21	$23,318	$23,592	$25,589
07/21	$23,590	$23,991	$25,035
08/21	$24,334	$24,675	$25,662
09/21	$22,958	$23,568	$24,685
10/21	$24,818	$25,161	$25,951
11/21	$23,863	$24,778	$24,614
12/21	$23,581	$25,754	$24,735
01/22	$19,854	$24,239	$21,471
02/22	$19,810	$23,628	$21,536
03/22	$19,438	$24,395	$21,691
04/22	$16,721	$22,206	$19,214
05/22	$16,097	$22,176	$18,748
06/22	$14,873	$20,321	$17,450
07/22	$17,137	$22,227	$19,441
08/22	$16,657	$21,397	$19,072
09/22	$15,075	$19,413	$17,429
10/22	$16,083	$21,005	$18,846
11/22	$16,533	$22,102	$19,406
12/22	$15,617	$20,808	$18,251
01/23	$17,168	$22,241	$20,078
02/23	$17,122	$21,721	$19,761
03/23	$17,199	$22,302	$19,446
04/23	$16,998	$22,539	$19,200
05/23	$16,858	$22,627	$19,179
06/23	$18,161	$24,172	$20,693
07/23	$18,704	$25,039	$21,384
08/23	$18,394	$24,555	$20,514
09/23	$17,215	$23,386	$19,278
10/23	$15,680	$22,766	$17,940
11/23	$17,230	$24,888	$19,530
12/23	$19,045	$26,209	$21,706
01/24	$18,750	$26,499	$21,215
02/24	$20,131	$27,933	$22,935
03/24	$20,875	$28,835	$23,553
04/24	$19,495	$27,566	$21,798
05/24	$19,789	$28,868	$22,682
06/24	$19,619	$29,762	$22,560
07/24	$20,611	$30,315	$23,935
08/24	$20,859	$30,975	$23,749
09/24	$21,418	$31,616	$24,137
10/24	$21,340	$31,384	$24,077
11/24	$23,387	$33,471	$26,942
12/24	$21,806	$32,448	$24,723
01/25	$22,364	$33,473	$25,669
02/25	$20,596	$32,831	$23,960
03/25	$18,797	$30,916	$22,053
04/25	$18,719	$30,709	$21,982
05/25	$19,975	$32,655	$23,422
06/25	$21,015	$34,314	$24,548
07/25	$21,464	$35,070	$25,123
08/25	$21,992	$35,881	$26,442
09/25	$22,581	$37,120	$27,182
10/25	$23,325	$37,915	$27,877
11/25	$23,620	$38,019	$27,498
12/25	$22,876	$38,012	$27,272
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.91	1.15	8.63
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Columbia Acorn® Fund | Institutional 3 Class | ASR110_17_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Institutional 3 Class | ASR110_17_(02/26) |

Columbia Acorn® Fund

Institutional Class | ACRNX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$84	0.82%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn® Fund | Institutional Class | ASR110_08_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn® Fund Institutional Class ($22,695)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,080	$9,436	$9,011
02/16	$9,018	$9,433	$9,038
03/16	$9,731	$10,097	$9,734
04/16	$9,835	$10,159	$9,827
05/16	$10,129	$10,341	$10,071
06/16	$9,982	$10,362	$9,997
07/16	$10,536	$10,774	$10,591
08/16	$10,599	$10,801	$10,664
09/16	$10,657	$10,818	$10,695
10/16	$10,328	$10,584	$10,137
11/16	$11,009	$11,058	$10,876
12/16	$11,039	$11,274	$10,973
01/17	$11,298	$11,486	$11,233
02/17	$11,703	$11,913	$11,573
03/17	$11,782	$11,921	$11,659
04/17	$12,035	$12,047	$11,864
05/17	$12,165	$12,171	$11,869
06/17	$12,401	$12,280	$12,140
07/17	$12,469	$12,512	$12,301
08/17	$12,528	$12,536	$12,325
09/17	$13,036	$12,842	$12,841
10/17	$13,447	$13,122	$13,185
11/17	$13,827	$13,521	$13,619
12/17	$13,825	$13,656	$13,656
01/18	$14,615	$14,375	$14,338
02/18	$14,139	$13,846	$13,868
03/18	$14,319	$13,568	$13,981
04/18	$14,202	$13,619	$13,892
05/18	$15,100	$14,004	$14,631
06/18	$15,250	$14,095	$14,754
07/18	$15,605	$14,563	$15,030
08/18	$16,596	$15,074	$16,046
09/18	$16,353	$15,099	$15,811
10/18	$14,371	$13,988	$13,912
11/18	$14,792	$14,268	$14,175
12/18	$13,121	$12,940	$12,637
01/19	$14,486	$14,051	$14,141
02/19	$15,365	$14,545	$15,073
03/19	$15,295	$14,757	$15,036
04/19	$15,891	$15,346	$15,562
05/19	$15,022	$14,353	$14,528
06/19	$15,902	$15,361	$15,659
07/19	$16,208	$15,590	$15,903
08/19	$15,659	$15,272	$15,451
09/19	$15,310	$15,540	$15,161
10/19	$15,479	$15,874	$15,550
11/19	$16,451	$16,478	$16,609
12/19	$16,612	$16,954	$16,763
01/20	$16,578	$16,935	$16,781
02/20	$15,312	$15,549	$15,643
03/20	$13,075	$13,410	$12,871
04/20	$14,871	$15,187	$14,935
05/20	$16,612	$15,999	$16,494
06/20	$16,780	$16,364	$17,101
07/20	$17,729	$17,294	$18,037
08/20	$18,227	$18,546	$18,849
09/20	$18,357	$17,871	$18,704
10/20	$18,440	$17,485	$18,925
11/20	$20,385	$19,613	$21,682
12/20	$21,514	$20,495	$23,547
01/21	$21,877	$20,404	$24,205
02/21	$22,771	$21,042	$24,965
03/21	$21,929	$21,796	$24,133
04/21	$22,681	$22,919	$24,980
05/21	$21,799	$23,024	$24,286
06/21	$23,209	$23,592	$25,589
07/21	$23,466	$23,991	$25,035
08/21	$24,209	$24,675	$25,662
09/21	$22,844	$23,568	$24,685
10/21	$24,696	$25,161	$25,951
11/21	$23,736	$24,778	$24,614
12/21	$23,448	$25,754	$24,735
01/22	$19,754	$24,239	$21,471
02/22	$19,705	$23,628	$21,536
03/22	$19,342	$24,395	$21,691
04/22	$16,621	$22,206	$19,214
05/22	$16,011	$22,176	$18,748
06/22	$14,784	$20,321	$17,450
07/22	$17,052	$22,227	$19,441
08/22	$16,567	$21,397	$19,072
09/22	$14,992	$19,413	$17,429
10/22	$15,996	$21,005	$18,846
11/22	$16,446	$22,102	$19,406
12/22	$15,528	$20,808	$18,251
01/23	$17,069	$22,241	$20,078
02/23	$17,034	$21,721	$19,761
03/23	$17,086	$22,302	$19,446
04/23	$16,896	$22,539	$19,200
05/23	$16,757	$22,627	$19,179
06/23	$18,056	$24,172	$20,693
07/23	$18,610	$25,039	$21,384
08/23	$18,281	$24,555	$20,514
09/23	$17,121	$23,386	$19,278
10/23	$15,597	$22,766	$17,940
11/23	$17,121	$24,888	$19,530
12/23	$18,921	$26,209	$21,706
01/24	$18,627	$26,499	$21,215
02/24	$20,012	$27,933	$22,935
03/24	$20,739	$28,835	$23,553
04/24	$19,371	$27,566	$21,798
05/24	$19,666	$28,868	$22,682
06/24	$19,493	$29,762	$22,560
07/24	$20,479	$30,315	$23,935
08/24	$20,722	$30,975	$23,749
09/24	$21,276	$31,616	$24,137
10/24	$21,189	$31,384	$24,077
11/24	$23,232	$33,471	$26,942
12/24	$21,656	$32,448	$24,723
01/25	$22,210	$33,473	$25,669
02/25	$20,445	$32,831	$23,960
03/25	$18,662	$30,916	$22,053
04/25	$18,575	$30,709	$21,982
05/25	$19,839	$32,655	$23,422
06/25	$20,860	$34,314	$24,548
07/25	$21,310	$35,070	$25,123
08/25	$21,830	$35,881	$26,442
09/25	$22,418	$37,120	$27,182
10/25	$23,145	$37,915	$27,877
11/25	$23,439	$38,019	$27,498
12/25	$22,695	$38,012	$27,272
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.80	1.07	8.54
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$2,435,860,719
Total number of portfolio holdings	114
Management services fees (represents 0.71% of Fund average net assets)	$17,699,069
Portfolio turnover for the reporting period	78%

Columbia Acorn® Fund | Institutional Class | ASR110_08_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.2%
Health Care	20.9%
Information Technology	19.8%
Consumer Discretionary	11.0%
Financials	10.6%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.1%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	2.0%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Asset Categories

Common Stocks	98.3%
Exchange-Traded Equity Funds	1.0%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Institutional Class | ASR110_08_(02/26) |

Columbia Acorn International®

Class A | LAIAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$128	1.21%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International® | Class A | ASR111_01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International® Class A (including sales charges) ($14,297)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$9,426	$10,000	$10,000
01/16	$8,929	$9,277	$9,249
02/16	$8,830	$9,107	$9,207
03/16	$9,431	$9,699	$9,908
04/16	$9,477	$9,980	$10,071
05/16	$9,506	$9,890	$10,123
06/16	$9,292	$9,558	$9,712
07/16	$9,737	$10,042	$10,271
08/16	$9,805	$10,049	$10,129
09/16	$10,052	$10,173	$10,363
10/16	$9,569	$9,965	$9,941
11/16	$9,132	$9,766	$9,627
12/16	$9,190	$10,100	$9,827
01/17	$9,572	$10,393	$10,233
02/17	$9,777	$10,542	$10,418
03/17	$10,077	$10,832	$10,673
04/17	$10,528	$11,107	$11,103
05/17	$10,927	$11,515	$11,609
06/17	$10,883	$11,495	$11,556
07/17	$11,171	$11,826	$11,921
08/17	$11,156	$11,822	$12,030
09/17	$11,407	$12,116	$12,360
10/17	$11,633	$12,300	$12,653
11/17	$11,869	$12,429	$12,813
12/17	$12,122	$12,628	$13,084
01/18	$12,763	$13,262	$13,775
02/18	$12,265	$12,663	$13,256
03/18	$12,380	$12,435	$13,070
04/18	$12,378	$12,719	$13,192
05/18	$12,351	$12,433	$13,228
06/18	$12,115	$12,281	$13,032
07/18	$12,271	$12,584	$13,180
08/18	$12,171	$12,341	$13,139
09/18	$12,069	$12,448	$13,010
10/18	$10,764	$11,457	$11,634
11/18	$10,785	$11,442	$11,482
12/18	$10,167	$10,887	$10,806
01/19	$11,026	$11,602	$11,619
02/19	$11,360	$11,898	$11,943
03/19	$11,433	$11,973	$12,041
04/19	$11,888	$12,310	$12,469
05/19	$11,377	$11,719	$11,849
06/19	$12,035	$12,414	$12,482
07/19	$11,804	$12,256	$12,440
08/19	$11,609	$11,939	$12,181
09/19	$11,653	$12,281	$12,384
10/19	$12,252	$12,722	$12,896
11/19	$12,652	$12,866	$13,260
12/19	$13,173	$13,284	$13,726
01/20	$12,733	$13,006	$13,497
02/20	$11,690	$11,831	$12,252
03/20	$9,413	$10,252	$10,568
04/20	$10,542	$10,914	$11,675
05/20	$11,613	$11,389	$12,666
06/20	$11,971	$11,777	$12,935
07/20	$12,612	$12,051	$13,555
08/20	$13,232	$12,671	$14,425
09/20	$13,265	$12,342	$14,406
10/20	$12,863	$11,849	$13,944
11/20	$14,043	$13,686	$15,562
12/20	$15,106	$14,322	$16,468
01/21	$15,150	$14,169	$16,344
02/21	$15,084	$14,487	$16,247
03/21	$15,084	$14,820	$16,455
04/21	$16,057	$15,266	$17,236
05/21	$16,321	$15,764	$17,564
06/21	$16,352	$15,587	$17,542
07/21	$16,810	$15,704	$17,884
08/21	$17,200	$15,981	$18,334
09/21	$16,415	$15,517	$17,592
10/21	$17,005	$15,899	$17,957
11/21	$16,311	$15,159	$17,165
12/21	$17,015	$15,935	$17,722
01/22	$14,698	$15,165	$15,608
02/22	$14,026	$14,897	$15,320
03/22	$13,800	$14,993	$15,367
04/22	$12,416	$14,023	$14,053
05/22	$12,206	$14,128	$13,845
06/22	$10,871	$12,817	$12,397
07/22	$11,922	$13,456	$13,366
08/22	$11,088	$12,817	$12,634
09/22	$9,647	$11,618	$11,208
10/22	$10,164	$12,242	$11,694
11/22	$11,584	$13,621	$12,903
12/22	$11,262	$13,632	$12,815
01/23	$12,428	$14,736	$13,846
02/23	$12,138	$14,429	$13,475
03/23	$12,513	$14,786	$13,801
04/23	$12,645	$15,204	$14,045
05/23	$12,370	$14,560	$13,607
06/23	$12,766	$15,223	$13,890
07/23	$13,077	$15,715	$14,414
08/23	$12,534	$15,113	$13,847
09/23	$11,679	$14,597	$13,038
10/23	$11,051	$14,005	$12,208
11/23	$12,428	$15,305	$13,638
12/23	$13,436	$16,118	$14,642
01/24	$12,835	$16,211	$14,421
02/24	$13,183	$16,508	$14,758
03/24	$13,531	$17,051	$15,097
04/24	$12,850	$16,614	$14,427
05/24	$13,647	$17,258	$14,983
06/24	$13,589	$16,979	$14,684
07/24	$13,867	$17,477	$15,280
08/24	$14,354	$18,046	$15,785
09/24	$14,638	$18,212	$16,187
10/24	$13,359	$17,222	$15,121
11/24	$13,337	$17,124	$15,261
12/24	$12,752	$16,735	$14,870
01/25	$13,463	$17,614	$15,482
02/25	$13,190	$17,956	$15,390
03/25	$12,563	$17,883	$15,233
04/25	$13,486	$18,702	$16,204
05/25	$14,250	$19,558	$17,188
06/25	$14,929	$19,989	$17,858
07/25	$14,371	$19,708	$17,648
08/25	$14,535	$20,549	$18,263
09/25	$14,656	$20,942	$18,538
10/25	$14,474	$21,188	$18,478
11/25	$14,207	$21,320	$18,303
12/25	$14,297	$21,959	$18,583
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	12.12	(1.09)	4.25
Class A (including sales charges)Footnote Reference(a)	5.69	(2.26)	3.64
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Columbia Acorn International® | Class A | ASR111_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Class A | ASR111_01_(02/26) |

Columbia Acorn International®

Class S | CCIDX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$102	0.96%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International® | Class S | ASR111_16_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International® Class S ($15,549)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,476	$9,277	$9,249
02/16	$9,371	$9,107	$9,207
03/16	$10,013	$9,699	$9,908
04/16	$10,061	$9,980	$10,071
05/16	$10,095	$9,890	$10,123
06/16	$9,871	$9,558	$9,712
07/16	$10,347	$10,042	$10,271
08/16	$10,419	$10,049	$10,129
09/16	$10,684	$10,173	$10,363
10/16	$10,172	$9,965	$9,941
11/16	$9,712	$9,766	$9,627
12/16	$9,772	$10,100	$9,827
01/17	$10,181	$10,393	$10,233
02/17	$10,401	$10,542	$10,418
03/17	$10,723	$10,832	$10,673
04/17	$11,204	$11,107	$11,103
05/17	$11,631	$11,515	$11,609
06/17	$11,587	$11,495	$11,556
07/17	$11,895	$11,826	$11,921
08/17	$11,882	$11,822	$12,030
09/17	$12,151	$12,116	$12,360
10/17	$12,394	$12,300	$12,653
11/17	$12,650	$12,429	$12,813
12/17	$12,922	$12,628	$13,084
01/18	$13,608	$13,262	$13,775
02/18	$13,081	$12,663	$13,256
03/18	$13,205	$12,435	$13,070
04/18	$13,203	$12,719	$13,192
05/18	$13,180	$12,433	$13,228
06/18	$12,931	$12,281	$13,032
07/18	$13,101	$12,584	$13,180
08/18	$12,997	$12,341	$13,139
09/18	$12,888	$12,448	$13,010
10/18	$11,499	$11,457	$11,634
11/18	$11,522	$11,442	$11,482
12/18	$10,865	$10,887	$10,806
01/19	$11,785	$11,602	$11,619
02/19	$12,142	$11,898	$11,943
03/19	$12,223	$11,973	$12,041
04/19	$12,713	$12,310	$12,469
05/19	$12,168	$11,719	$11,849
06/19	$12,877	$12,414	$12,482
07/19	$12,630	$12,256	$12,440
08/19	$12,427	$11,939	$12,181
09/19	$12,474	$12,281	$12,384
10/19	$13,120	$12,722	$12,896
11/19	$13,551	$12,866	$13,260
12/19	$14,112	$13,284	$13,726
01/20	$13,647	$13,006	$13,497
02/20	$12,530	$11,831	$12,252
03/20	$10,091	$10,252	$10,568
04/20	$11,302	$10,914	$11,675
05/20	$12,452	$11,389	$12,666
06/20	$12,844	$11,777	$12,935
07/20	$13,533	$12,051	$13,555
08/20	$14,201	$12,671	$14,425
09/20	$14,240	$12,342	$14,406
10/20	$13,811	$11,849	$13,944
11/20	$15,081	$13,686	$15,562
12/20	$16,227	$14,322	$16,468
01/21	$16,275	$14,169	$16,344
02/21	$16,209	$14,487	$16,247
03/21	$16,209	$14,820	$16,455
04/21	$17,263	$15,266	$17,236
05/21	$17,546	$15,764	$17,564
06/21	$17,586	$15,587	$17,542
07/21	$18,077	$15,704	$17,884
08/21	$18,505	$15,981	$18,334
09/21	$17,664	$15,517	$17,592
10/21	$18,301	$15,899	$17,957
11/21	$17,557	$15,159	$17,165
12/21	$18,319	$15,935	$17,722
01/22	$15,831	$15,165	$15,608
02/22	$15,110	$14,897	$15,320
03/22	$14,873	$14,993	$15,367
04/22	$13,381	$14,023	$14,053
05/22	$13,156	$14,128	$13,845
06/22	$11,717	$12,817	$12,397
07/22	$12,856	$13,456	$13,366
08/22	$11,955	$12,817	$12,634
09/22	$10,403	$11,618	$11,208
10/22	$10,969	$12,242	$11,694
11/22	$12,499	$13,621	$12,903
12/22	$12,159	$13,632	$12,815
01/23	$13,417	$14,736	$13,846
02/23	$13,105	$14,429	$13,475
03/23	$13,513	$14,786	$13,801
04/23	$13,660	$15,204	$14,045
05/23	$13,366	$14,560	$13,607
06/23	$13,796	$15,223	$13,890
07/23	$14,136	$15,715	$14,414
08/23	$13,553	$15,113	$13,847
09/23	$12,629	$14,597	$13,038
10/23	$11,955	$14,005	$12,208
11/23	$13,451	$15,305	$13,638
12/23	$14,539	$16,118	$14,642
01/24	$13,893	$16,211	$14,421
02/24	$14,272	$16,508	$14,758
03/24	$14,652	$17,051	$15,097
04/24	$13,921	$16,614	$14,427
05/24	$14,782	$17,258	$14,983
06/24	$14,724	$16,979	$14,684
07/24	$15,024	$17,477	$15,280
08/24	$15,559	$18,046	$15,785
09/24	$15,870	$18,212	$16,187
10/24	$14,483	$17,222	$15,121
11/24	$14,465	$17,124	$15,261
12/24	$13,838	$16,735	$14,870
01/25	$14,611	$17,614	$15,482
02/25	$14,317	$17,956	$15,390
03/25	$13,641	$17,883	$15,233
04/25	$14,643	$18,702	$16,204
05/25	$15,479	$19,558	$17,188
06/25	$16,211	$19,989	$17,858
07/25	$15,616	$19,708	$17,648
08/25	$15,792	$20,549	$18,263
09/25	$15,930	$20,942	$18,538
10/25	$15,733	$21,188	$18,478
11/25	$15,445	$21,320	$18,303
12/25	$15,549	$21,959	$18,583
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	12.36	(0.85)	4.51
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Columbia Acorn International® | Class S | ASR111_16_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Class S | ASR111_16_(02/26) |

Columbia Acorn International®

Institutional 2 Class | CAIRX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$96	0.90%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International® | Institutional 2 Class | ASR111_15_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International® Institutional 2 Class ($15,632)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,476	$9,277	$9,249
02/16	$9,373	$9,107	$9,207
03/16	$10,015	$9,699	$9,908
04/16	$10,064	$9,980	$10,071
05/16	$10,097	$9,890	$10,123
06/16	$9,874	$9,558	$9,712
07/16	$10,350	$10,042	$10,271
08/16	$10,425	$10,049	$10,129
09/16	$10,690	$10,173	$10,363
10/16	$10,177	$9,965	$9,941
11/16	$9,714	$9,766	$9,627
12/16	$9,777	$10,100	$9,827
01/17	$10,187	$10,393	$10,233
02/17	$10,407	$10,542	$10,418
03/17	$10,728	$10,832	$10,673
04/17	$11,211	$11,107	$11,103
05/17	$11,638	$11,515	$11,609
06/17	$11,594	$11,495	$11,556
07/17	$11,902	$11,826	$11,921
08/17	$11,892	$11,822	$12,030
09/17	$12,161	$12,116	$12,360
10/17	$12,404	$12,300	$12,653
11/17	$12,661	$12,429	$12,813
12/17	$12,932	$12,628	$13,084
01/18	$13,622	$13,262	$13,775
02/18	$13,094	$12,663	$13,256
03/18	$13,221	$12,435	$13,070
04/18	$13,219	$12,719	$13,192
05/18	$13,196	$12,433	$13,228
06/18	$12,947	$12,281	$13,032
07/18	$13,117	$12,584	$13,180
08/18	$13,013	$12,341	$13,139
09/18	$12,907	$12,448	$13,010
10/18	$11,516	$11,457	$11,634
11/18	$11,541	$11,442	$11,482
12/18	$10,882	$10,887	$10,806
01/19	$11,805	$11,602	$11,619
02/19	$12,163	$11,898	$11,943
03/19	$12,244	$11,973	$12,041
04/19	$12,735	$12,310	$12,469
05/19	$12,192	$11,719	$11,849
06/19	$12,900	$12,414	$12,482
07/19	$12,656	$12,256	$12,440
08/19	$12,452	$11,939	$12,181
09/19	$12,499	$12,281	$12,384
10/19	$13,147	$12,722	$12,896
11/19	$13,579	$12,866	$13,260
12/19	$14,141	$13,284	$13,726
01/20	$13,674	$13,006	$13,497
02/20	$12,554	$11,831	$12,252
03/20	$10,112	$10,252	$10,568
04/20	$11,327	$10,914	$11,675
05/20	$12,480	$11,389	$12,666
06/20	$12,873	$11,777	$12,935
07/20	$13,565	$12,051	$13,555
08/20	$14,239	$12,671	$14,425
09/20	$14,274	$12,342	$14,406
10/20	$13,848	$11,849	$13,944
11/20	$15,122	$13,686	$15,562
12/20	$16,271	$14,322	$16,468
01/21	$16,319	$14,169	$16,344
02/21	$16,257	$14,487	$16,247
03/21	$16,257	$14,820	$16,455
04/21	$17,315	$15,266	$17,236
05/21	$17,598	$15,764	$17,564
06/21	$17,640	$15,587	$17,542
07/21	$18,137	$15,704	$17,884
08/21	$18,562	$15,981	$18,334
09/21	$17,723	$15,517	$17,592
10/21	$18,362	$15,899	$17,957
11/21	$17,615	$15,159	$17,165
12/21	$18,382	$15,935	$17,722
01/22	$15,883	$15,165	$15,608
02/22	$15,164	$14,897	$15,320
03/22	$14,921	$14,993	$15,367
04/22	$13,428	$14,023	$14,053
05/22	$13,207	$14,128	$13,845
06/22	$11,762	$12,817	$12,397
07/22	$12,906	$13,456	$13,366
08/22	$12,001	$12,817	$12,634
09/22	$10,442	$11,618	$11,208
10/22	$11,011	$12,242	$11,694
11/22	$12,548	$13,621	$12,903
12/22	$12,206	$13,632	$12,815
01/23	$13,470	$14,736	$13,846
02/23	$13,162	$14,429	$13,475
03/23	$13,566	$14,786	$13,801
04/23	$13,714	$15,204	$14,045
05/23	$13,424	$14,560	$13,607
06/23	$13,856	$15,223	$13,890
07/23	$14,198	$15,715	$14,414
08/23	$13,612	$15,113	$13,847
09/23	$12,684	$14,597	$13,038
10/23	$12,007	$14,005	$12,208
11/23	$13,509	$15,305	$13,638
12/23	$14,602	$16,118	$14,642
01/24	$13,953	$16,211	$14,421
02/24	$14,334	$16,508	$14,758
03/24	$14,716	$17,051	$15,097
04/24	$13,982	$16,614	$14,427
05/24	$14,852	$17,258	$14,983
06/24	$14,792	$16,979	$14,684
07/24	$15,099	$17,477	$15,280
08/24	$15,636	$18,046	$15,785
09/24	$15,943	$18,212	$16,187
10/24	$14,555	$17,222	$15,121
11/24	$14,538	$17,124	$15,261
12/24	$13,903	$16,735	$14,870
01/25	$14,679	$17,614	$15,482
02/25	$14,391	$17,956	$15,390
03/25	$13,710	$17,883	$15,233
04/25	$14,718	$18,702	$16,204
05/25	$15,559	$19,558	$17,188
06/25	$16,295	$19,989	$17,858
07/25	$15,696	$19,708	$17,648
08/25	$15,874	$20,549	$18,263
09/25	$16,019	$20,942	$18,538
10/25	$15,821	$21,188	$18,478
11/25	$15,532	$21,320	$18,303
12/25	$15,632	$21,959	$18,583
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	12.44	(0.80)	4.57
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Columbia Acorn International® | Institutional 2 Class | ASR111_15_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Institutional 2 Class | ASR111_15_(02/26) |

Columbia Acorn International®

Institutional 3 Class | CCYIX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$90	0.85%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International® | Institutional 3 Class | ASR111_17_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International® Institutional 3 Class ($15,703)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,477	$9,277	$9,249
02/16	$9,373	$9,107	$9,207
03/16	$10,015	$9,699	$9,908
04/16	$10,066	$9,980	$10,071
05/16	$10,101	$9,890	$10,123
06/16	$9,877	$9,558	$9,712
07/16	$10,352	$10,042	$10,271
08/16	$10,429	$10,049	$10,129
09/16	$10,692	$10,173	$10,363
10/16	$10,181	$9,965	$9,941
11/16	$9,719	$9,766	$9,627
12/16	$9,781	$10,100	$9,827
01/17	$10,193	$10,393	$10,233
02/17	$10,414	$10,542	$10,418
03/17	$10,736	$10,832	$10,673
04/17	$11,217	$11,107	$11,103
05/17	$11,647	$11,515	$11,609
06/17	$11,603	$11,495	$11,556
07/17	$11,911	$11,826	$11,921
08/17	$11,901	$11,822	$12,030
09/17	$12,171	$12,116	$12,360
10/17	$12,417	$12,300	$12,653
11/17	$12,674	$12,429	$12,813
12/17	$12,946	$12,628	$13,084
01/18	$13,635	$13,262	$13,775
02/18	$13,109	$12,663	$13,256
03/18	$13,236	$12,435	$13,070
04/18	$13,236	$12,719	$13,192
05/18	$13,214	$12,433	$13,228
06/18	$12,963	$12,281	$13,032
07/18	$13,134	$12,584	$13,180
08/18	$13,032	$12,341	$13,139
09/18	$12,923	$12,448	$13,010
10/18	$11,532	$11,457	$11,634
11/18	$11,557	$11,442	$11,482
12/18	$10,899	$10,887	$10,806
01/19	$11,823	$11,602	$11,619
02/19	$12,185	$11,898	$11,943
03/19	$12,265	$11,973	$12,041
04/19	$12,758	$12,310	$12,469
05/19	$12,214	$11,719	$11,849
06/19	$12,925	$12,414	$12,482
07/19	$12,681	$12,256	$12,440
08/19	$12,475	$11,939	$12,181
09/19	$12,521	$12,281	$12,384
10/19	$13,174	$12,722	$12,896
11/19	$13,609	$12,866	$13,260
12/19	$14,172	$13,284	$13,726
01/20	$13,702	$13,006	$13,497
02/20	$12,582	$11,831	$12,252
03/20	$10,133	$10,252	$10,568
04/20	$11,352	$10,914	$11,675
05/20	$12,508	$11,389	$12,666
06/20	$12,906	$11,777	$12,935
07/20	$13,598	$12,051	$13,555
08/20	$14,273	$12,671	$14,425
09/20	$14,312	$12,342	$14,406
10/20	$13,882	$11,849	$13,944
11/20	$15,159	$13,686	$15,562
12/20	$16,312	$14,322	$16,468
01/21	$16,359	$14,169	$16,344
02/21	$16,298	$14,487	$16,247
03/21	$16,298	$14,820	$16,455
04/21	$17,357	$15,266	$17,236
05/21	$17,646	$15,764	$17,564
06/21	$17,688	$15,587	$17,542
07/21	$18,184	$15,704	$17,884
08/21	$18,613	$15,981	$18,334
09/21	$17,770	$15,517	$17,592
10/21	$18,410	$15,899	$17,957
11/21	$17,664	$15,159	$17,165
12/21	$18,433	$15,935	$17,722
01/22	$15,926	$15,165	$15,608
02/22	$15,207	$14,897	$15,320
03/22	$14,967	$14,993	$15,367
04/22	$13,469	$14,023	$14,053
05/22	$13,245	$14,128	$13,845
06/22	$11,800	$12,817	$12,397
07/22	$12,943	$13,456	$13,366
08/22	$12,041	$12,817	$12,634
09/22	$10,477	$11,618	$11,208
10/22	$11,043	$12,242	$11,694
11/22	$12,590	$13,621	$12,903
12/22	$12,243	$13,632	$12,815
01/23	$13,515	$14,736	$13,846
02/23	$13,201	$14,429	$13,475
03/23	$13,610	$14,786	$13,801
04/23	$13,762	$15,204	$14,045
05/23	$13,470	$14,560	$13,607
06/23	$13,902	$15,223	$13,890
07/23	$14,244	$15,715	$14,414
08/23	$13,661	$15,113	$13,847
09/23	$12,730	$14,597	$13,038
10/23	$12,052	$14,005	$12,208
11/23	$13,554	$15,305	$13,638
12/23	$14,659	$16,118	$14,642
01/24	$14,008	$16,211	$14,421
02/24	$14,390	$16,508	$14,758
03/24	$14,776	$17,051	$15,097
04/24	$14,036	$16,614	$14,427
05/24	$14,911	$17,258	$14,983
06/24	$14,849	$16,979	$14,684
07/24	$15,158	$17,477	$15,280
08/24	$15,698	$18,046	$15,785
09/24	$16,013	$18,212	$16,187
10/24	$14,617	$17,222	$15,121
11/24	$14,593	$17,124	$15,261
12/24	$13,963	$16,735	$14,870
01/25	$14,739	$17,614	$15,482
02/25	$14,449	$17,956	$15,390
03/25	$13,767	$17,883	$15,233
04/25	$14,784	$18,702	$16,204
05/25	$15,623	$19,558	$17,188
06/25	$16,367	$19,989	$17,858
07/25	$15,765	$19,708	$17,648
08/25	$15,946	$20,549	$18,263
09/25	$16,088	$20,942	$18,538
10/25	$15,888	$21,188	$18,478
11/25	$15,603	$21,320	$18,303
12/25	$15,703	$21,959	$18,583
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	12.46	(0.76)	4.62
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Columbia Acorn International® | Institutional 3 Class | ASR111_17_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Institutional 3 Class | ASR111_17_(02/26) |

Columbia Acorn International®

Institutional Class | ACINX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$102	0.96%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International® | Institutional Class | ASR111_08_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International® Institutional Class ($15,549)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,476	$9,277	$9,249
02/16	$9,371	$9,107	$9,207
03/16	$10,013	$9,699	$9,908
04/16	$10,061	$9,980	$10,071
05/16	$10,095	$9,890	$10,123
06/16	$9,871	$9,558	$9,712
07/16	$10,347	$10,042	$10,271
08/16	$10,419	$10,049	$10,129
09/16	$10,684	$10,173	$10,363
10/16	$10,172	$9,965	$9,941
11/16	$9,712	$9,766	$9,627
12/16	$9,772	$10,100	$9,827
01/17	$10,181	$10,393	$10,233
02/17	$10,401	$10,542	$10,418
03/17	$10,723	$10,832	$10,673
04/17	$11,204	$11,107	$11,103
05/17	$11,631	$11,515	$11,609
06/17	$11,587	$11,495	$11,556
07/17	$11,895	$11,826	$11,921
08/17	$11,882	$11,822	$12,030
09/17	$12,151	$12,116	$12,360
10/17	$12,394	$12,300	$12,653
11/17	$12,650	$12,429	$12,813
12/17	$12,922	$12,628	$13,084
01/18	$13,608	$13,262	$13,775
02/18	$13,081	$12,663	$13,256
03/18	$13,205	$12,435	$13,070
04/18	$13,203	$12,719	$13,192
05/18	$13,180	$12,433	$13,228
06/18	$12,931	$12,281	$13,032
07/18	$13,101	$12,584	$13,180
08/18	$12,997	$12,341	$13,139
09/18	$12,888	$12,448	$13,010
10/18	$11,499	$11,457	$11,634
11/18	$11,522	$11,442	$11,482
12/18	$10,865	$10,887	$10,806
01/19	$11,785	$11,602	$11,619
02/19	$12,142	$11,898	$11,943
03/19	$12,223	$11,973	$12,041
04/19	$12,713	$12,310	$12,469
05/19	$12,168	$11,719	$11,849
06/19	$12,877	$12,414	$12,482
07/19	$12,630	$12,256	$12,440
08/19	$12,427	$11,939	$12,181
09/19	$12,474	$12,281	$12,384
10/19	$13,120	$12,722	$12,896
11/19	$13,551	$12,866	$13,260
12/19	$14,112	$13,284	$13,726
01/20	$13,647	$13,006	$13,497
02/20	$12,530	$11,831	$12,252
03/20	$10,091	$10,252	$10,568
04/20	$11,302	$10,914	$11,675
05/20	$12,452	$11,389	$12,666
06/20	$12,844	$11,777	$12,935
07/20	$13,533	$12,051	$13,555
08/20	$14,201	$12,671	$14,425
09/20	$14,240	$12,342	$14,406
10/20	$13,811	$11,849	$13,944
11/20	$15,081	$13,686	$15,562
12/20	$16,227	$14,322	$16,468
01/21	$16,275	$14,169	$16,344
02/21	$16,209	$14,487	$16,247
03/21	$16,209	$14,820	$16,455
04/21	$17,263	$15,266	$17,236
05/21	$17,546	$15,764	$17,564
06/21	$17,586	$15,587	$17,542
07/21	$18,077	$15,704	$17,884
08/21	$18,505	$15,981	$18,334
09/21	$17,664	$15,517	$17,592
10/21	$18,301	$15,899	$17,957
11/21	$17,557	$15,159	$17,165
12/21	$18,319	$15,935	$17,722
01/22	$15,831	$15,165	$15,608
02/22	$15,110	$14,897	$15,320
03/22	$14,873	$14,993	$15,367
04/22	$13,381	$14,023	$14,053
05/22	$13,156	$14,128	$13,845
06/22	$11,717	$12,817	$12,397
07/22	$12,856	$13,456	$13,366
08/22	$11,955	$12,817	$12,634
09/22	$10,403	$11,618	$11,208
10/22	$10,969	$12,242	$11,694
11/22	$12,499	$13,621	$12,903
12/22	$12,159	$13,632	$12,815
01/23	$13,417	$14,736	$13,846
02/23	$13,105	$14,429	$13,475
03/23	$13,513	$14,786	$13,801
04/23	$13,660	$15,204	$14,045
05/23	$13,366	$14,560	$13,607
06/23	$13,796	$15,223	$13,890
07/23	$14,136	$15,715	$14,414
08/23	$13,553	$15,113	$13,847
09/23	$12,629	$14,597	$13,038
10/23	$11,955	$14,005	$12,208
11/23	$13,451	$15,305	$13,638
12/23	$14,539	$16,118	$14,642
01/24	$13,893	$16,211	$14,421
02/24	$14,272	$16,508	$14,758
03/24	$14,652	$17,051	$15,097
04/24	$13,921	$16,614	$14,427
05/24	$14,782	$17,258	$14,983
06/24	$14,724	$16,979	$14,684
07/24	$15,024	$17,477	$15,280
08/24	$15,559	$18,046	$15,785
09/24	$15,870	$18,212	$16,187
10/24	$14,483	$17,222	$15,121
11/24	$14,465	$17,124	$15,261
12/24	$13,838	$16,735	$14,870
01/25	$14,604	$17,614	$15,482
02/25	$14,317	$17,956	$15,390
03/25	$13,641	$17,883	$15,233
04/25	$14,643	$18,702	$16,204
05/25	$15,479	$19,558	$17,188
06/25	$16,211	$19,989	$17,858
07/25	$15,616	$19,708	$17,648
08/25	$15,792	$20,549	$18,263
09/25	$15,930	$20,942	$18,538
10/25	$15,733	$21,188	$18,478
11/25	$15,445	$21,320	$18,303
12/25	$15,549	$21,959	$18,583
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	12.36	(0.85)	4.51
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$805,895,861
Total number of portfolio holdings	71
Management services fees (represents 0.86% of Fund average net assets)	$7,533,596
Portfolio turnover for the reporting period	25%

Columbia Acorn International® | Institutional Class | ASR111_08_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	39.2%
United Kingdom	16.1%
Germany	6.4%
Switzerland	5.1%
Sweden	4.7%
United States	3.8%
Finland	3.7%
Italy	3.3%
France	2.9%
Australia	2.7%
Other	12.3%

Top Holdings

Taisei Corp.	3.0%
Halma PLC	2.7%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.6%
Kokusai Electric Corp.	2.4%
Capcom Co., Ltd.	2.4%
Prysmian SpA	2.4%
Hexagon AB, Class B	2.2%
Fisher & Paykel Healthcare Corp., Ltd.	2.2%
Babcock International Group PLC	2.2%

Equity Sector Allocation

Industrials	31.0%
Information Technology	22.3%
Communication Services	9.3%
Financials	9.2%
Health Care	5.9%
Consumer Discretionary	5.3%
Materials	5.0%
Consumer Staples	4.9%
Real Estate	4.0%
Energy	2.9%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Institutional Class | ASR111_08_(02/26) |

Columbia Acorn International Select℠

Class A | LAFAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$123	1.12%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International Select℠ | Class A | ASR112_01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International Select℠ Class A (including sales charges) ($17,573)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$9,426	$10,000	$10,000
01/16	$8,953	$9,277	$9,364
02/16	$8,767	$9,107	$9,201
03/16	$9,236	$9,699	$9,793
04/16	$9,280	$9,980	$9,979
05/16	$9,337	$9,890	$9,954
06/16	$9,249	$9,558	$9,778
07/16	$9,673	$10,042	$10,256
08/16	$9,881	$10,049	$10,112
09/16	$10,239	$10,173	$10,263
10/16	$9,730	$9,965	$9,821
11/16	$9,328	$9,766	$9,486
12/16	$9,511	$10,100	$9,696
01/17	$10,009	$10,393	$10,022
02/17	$10,227	$10,542	$10,244
03/17	$10,557	$10,832	$10,522
04/17	$11,065	$11,107	$10,838
05/17	$11,385	$11,515	$11,387
06/17	$11,425	$11,495	$11,313
07/17	$11,893	$11,826	$11,587
08/17	$11,897	$11,822	$11,652
09/17	$12,053	$12,116	$11,872
10/17	$12,454	$12,300	$12,142
11/17	$12,699	$12,429	$12,288
12/17	$12,868	$12,628	$12,494
01/18	$13,447	$13,262	$13,073
02/18	$12,922	$12,663	$12,514
03/18	$12,930	$12,435	$12,364
04/18	$12,913	$12,719	$12,550
05/18	$13,055	$12,433	$12,525
06/18	$13,100	$12,281	$12,377
07/18	$13,407	$12,584	$12,633
08/18	$13,411	$12,341	$12,598
09/18	$13,394	$12,448	$12,566
10/18	$12,053	$11,457	$11,409
11/18	$11,915	$11,442	$11,443
12/18	$11,265	$10,887	$10,891
01/19	$12,259	$11,602	$11,593
02/19	$12,639	$11,898	$11,992
03/19	$13,019	$11,973	$12,203
04/19	$13,682	$12,310	$12,602
05/19	$12,980	$11,719	$12,115
06/19	$13,880	$12,414	$12,902
07/19	$13,540	$12,256	$12,855
08/19	$13,443	$11,939	$12,699
09/19	$13,452	$12,281	$12,844
10/19	$13,982	$12,722	$13,304
11/19	$14,434	$12,866	$13,543
12/19	$15,024	$13,284	$13,930
01/20	$14,756	$13,006	$13,850
02/20	$13,662	$11,831	$12,654
03/20	$11,165	$10,252	$11,490
04/20	$12,411	$10,914	$12,342
05/20	$13,673	$11,389	$13,016
06/20	$14,079	$11,777	$13,438
07/20	$14,965	$12,051	$14,041
08/20	$15,698	$12,671	$14,666
09/20	$15,682	$12,342	$14,570
10/20	$15,218	$11,849	$13,993
11/20	$16,674	$13,686	$15,712
12/20	$17,760	$14,322	$16,478
01/21	$17,428	$14,169	$16,254
02/21	$17,101	$14,487	$16,198
03/21	$17,059	$14,820	$16,385
04/21	$18,441	$15,266	$17,075
05/21	$18,568	$15,764	$17,592
06/21	$18,518	$15,587	$17,600
07/21	$19,122	$15,704	$17,903
08/21	$19,768	$15,981	$18,325
09/21	$18,873	$15,517	$17,612
10/21	$19,800	$15,899	$18,189
11/21	$19,127	$15,159	$17,572
12/21	$19,623	$15,935	$18,332
01/22	$16,821	$15,165	$16,408
02/22	$16,317	$14,897	$16,044
03/22	$15,962	$14,993	$16,143
04/22	$14,229	$14,023	$14,851
05/22	$14,207	$14,128	$14,678
06/22	$12,535	$12,817	$13,418
07/22	$13,920	$13,456	$14,481
08/22	$12,678	$12,817	$13,603
09/22	$10,833	$11,618	$12,278
10/22	$11,385	$12,242	$12,809
11/22	$12,977	$13,621	$14,287
12/22	$12,403	$13,632	$14,126
01/23	$13,725	$14,736	$15,325
02/23	$13,322	$14,429	$14,897
03/23	$13,759	$14,786	$15,693
04/23	$13,892	$15,204	$16,074
05/23	$13,713	$14,560	$15,578
06/23	$14,041	$15,223	$16,128
07/23	$14,127	$15,715	$16,445
08/23	$13,501	$15,113	$15,673
09/23	$12,466	$14,597	$14,734
10/23	$11,856	$14,005	$14,190
11/23	$13,702	$15,305	$15,710
12/23	$14,651	$16,118	$16,609
01/24	$14,162	$16,211	$16,806
02/24	$14,576	$16,508	$17,373
03/24	$15,134	$17,051	$17,777
04/24	$14,587	$16,614	$17,071
05/24	$15,421	$17,258	$17,722
06/24	$15,250	$16,979	$17,643
07/24	$15,523	$17,477	$17,860
08/24	$16,010	$18,046	$18,564
09/24	$16,045	$18,212	$18,645
10/24	$14,931	$17,222	$17,494
11/24	$15,245	$17,124	$17,430
12/24	$14,607	$16,735	$16,948
01/25	$15,332	$17,614	$17,865
02/25	$15,477	$17,956	$17,888
03/25	$14,891	$17,883	$17,310
04/25	$15,569	$18,702	$18,202
05/25	$16,132	$19,558	$19,144
06/25	$16,724	$19,989	$19,653
07/25	$16,164	$19,708	$19,062
08/25	$16,581	$20,549	$19,597
09/25	$17,284	$20,942	$20,092
10/25	$17,397	$21,188	$20,413
11/25	$17,194	$21,320	$20,112
12/25	$17,573	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	20.31	(0.21)	6.43
Class A (including sales charges)Footnote Reference(a)	13.38	(1.38)	5.80
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Columbia Acorn International Select℠ | Class A | ASR112_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Class A | ASR112_01_(02/26) |

Columbia Acorn International Select℠

Class S | ACFEX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$96	0.87%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International Select℠ | Class S | ASR112_16_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International Select℠ Class S ($19,125)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,504	$9,277	$9,364
02/16	$9,310	$9,107	$9,201
03/16	$9,810	$9,699	$9,793
04/16	$9,856	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,829	$9,558	$9,778
07/16	$10,283	$10,042	$10,256
08/16	$10,505	$10,049	$10,112
09/16	$10,890	$10,173	$10,263
10/16	$10,352	$9,965	$9,821
11/16	$9,926	$9,766	$9,486
12/16	$10,118	$10,100	$9,696
01/17	$10,657	$10,393	$10,022
02/17	$10,891	$10,542	$10,244
03/17	$11,242	$10,832	$10,522
04/17	$11,781	$11,107	$10,838
05/17	$12,127	$11,515	$11,387
06/17	$12,174	$11,495	$11,313
07/17	$12,675	$11,826	$11,587
08/17	$12,680	$11,822	$11,652
09/17	$12,848	$12,116	$11,872
10/17	$13,284	$12,300	$12,142
11/17	$13,546	$12,429	$12,288
12/17	$13,731	$12,628	$12,494
01/18	$14,351	$13,262	$13,073
02/18	$13,792	$12,663	$12,514
03/18	$13,801	$12,435	$12,364
04/18	$13,783	$12,719	$12,550
05/18	$13,942	$12,433	$12,525
06/18	$13,989	$12,281	$12,377
07/18	$14,327	$12,584	$12,633
08/18	$14,332	$12,341	$12,598
09/18	$14,313	$12,448	$12,566
10/18	$12,881	$11,457	$11,409
11/18	$12,740	$11,442	$11,443
12/18	$12,045	$10,887	$10,891
01/19	$13,118	$11,602	$11,593
02/19	$13,523	$11,898	$11,992
03/19	$13,932	$11,973	$12,203
04/19	$14,646	$12,310	$12,602
05/19	$13,897	$11,719	$12,115
06/19	$14,862	$12,414	$12,902
07/19	$14,503	$12,256	$12,855
08/19	$14,401	$11,939	$12,699
09/19	$14,411	$12,281	$12,844
10/19	$14,985	$12,722	$13,304
11/19	$15,472	$12,866	$13,543
12/19	$16,105	$13,284	$13,930
01/20	$15,828	$13,006	$13,850
02/20	$14,656	$11,831	$12,654
03/20	$11,979	$10,252	$11,490
04/20	$13,317	$10,914	$12,342
05/20	$14,672	$11,389	$13,016
06/20	$15,112	$11,777	$13,438
07/20	$16,065	$12,051	$14,041
08/20	$16,856	$12,671	$14,666
09/20	$16,840	$12,342	$14,570
10/20	$16,349	$11,849	$13,993
11/20	$17,915	$13,686	$15,712
12/20	$19,085	$14,322	$16,478
01/21	$18,734	$14,169	$16,254
02/21	$18,389	$14,487	$16,198
03/21	$18,350	$14,820	$16,385
04/21	$19,832	$15,266	$17,075
05/21	$19,977	$15,764	$17,592
06/21	$19,928	$15,587	$17,600
07/21	$20,584	$15,704	$17,903
08/21	$21,279	$15,981	$18,325
09/21	$20,326	$15,517	$17,612
10/21	$21,330	$15,899	$18,189
11/21	$20,601	$15,159	$17,572
12/21	$21,145	$15,935	$18,332
01/22	$18,133	$15,165	$16,408
02/22	$17,587	$14,897	$16,044
03/22	$17,205	$14,993	$16,143
04/22	$15,344	$14,023	$14,851
05/22	$15,326	$14,128	$14,678
06/22	$13,518	$12,817	$13,418
07/22	$15,023	$13,456	$14,481
08/22	$13,683	$12,817	$13,603
09/22	$11,697	$11,618	$12,278
10/22	$12,294	$12,242	$12,809
11/22	$14,018	$13,621	$14,287
12/22	$13,396	$13,632	$14,126
01/23	$14,828	$14,736	$15,325
02/23	$14,395	$14,429	$14,897
03/23	$14,871	$14,786	$15,693
04/23	$15,017	$15,204	$16,074
05/23	$14,828	$14,560	$15,578
06/23	$15,187	$15,223	$16,128
07/23	$15,285	$15,715	$16,445
08/23	$14,602	$15,113	$15,673
09/23	$13,494	$14,597	$14,734
10/23	$12,836	$14,005	$14,190
11/23	$14,834	$15,305	$15,710
12/23	$15,864	$16,118	$16,609
01/24	$15,334	$16,211	$16,806
02/24	$15,796	$16,508	$17,373
03/24	$16,400	$17,051	$17,777
04/24	$15,809	$16,614	$17,071
05/24	$16,716	$17,258	$17,722
06/24	$16,534	$16,979	$17,643
07/24	$16,830	$17,477	$17,860
08/24	$17,366	$18,046	$18,564
09/24	$17,409	$18,212	$18,645
10/24	$16,208	$17,222	$17,494
11/24	$16,547	$17,124	$17,430
12/24	$15,857	$16,735	$16,948
01/25	$16,645	$17,614	$17,865
02/25	$16,811	$17,956	$17,888
03/25	$16,177	$17,883	$17,310
04/25	$16,916	$18,702	$18,202
05/25	$17,532	$19,558	$19,144
06/25	$18,177	$19,989	$19,653
07/25	$17,575	$19,708	$19,062
08/25	$18,031	$20,549	$19,597
09/25	$18,798	$20,942	$20,092
10/25	$18,931	$21,188	$20,413
11/25	$18,709	$21,320	$20,112
12/25	$19,125	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	20.61	0.04	6.70
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Columbia Acorn International Select℠ | Class S | ASR112_16_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Class S | ASR112_16_(02/26) |

Columbia Acorn International Select℠

Institutional 2 Class | CRIRX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$82	0.74%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International Select℠ | Institutional 2 Class | ASR112_15_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International Select℠ Institutional 2 Class ($19,312)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,498	$9,277	$9,364
02/16	$9,309	$9,107	$9,201
03/16	$9,811	$9,699	$9,793
04/16	$9,857	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,830	$9,558	$9,778
07/16	$10,285	$10,042	$10,256
08/16	$10,506	$10,049	$10,112
09/16	$10,893	$10,173	$10,263
10/16	$10,355	$9,965	$9,821
11/16	$9,931	$9,766	$9,486
12/16	$10,125	$10,100	$9,696
01/17	$10,661	$10,393	$10,022
02/17	$10,898	$10,542	$10,244
03/17	$11,247	$10,832	$10,522
04/17	$11,791	$11,107	$10,838
05/17	$12,136	$11,515	$11,387
06/17	$12,187	$11,495	$11,313
07/17	$12,685	$11,826	$11,587
08/17	$12,694	$11,822	$11,652
09/17	$12,861	$12,116	$11,872
10/17	$13,294	$12,300	$12,142
11/17	$13,559	$12,429	$12,288
12/17	$13,742	$12,628	$12,494
01/18	$14,368	$13,262	$13,073
02/18	$13,808	$12,663	$12,514
03/18	$13,817	$12,435	$12,364
04/18	$13,803	$12,719	$12,550
05/18	$13,966	$12,433	$12,525
06/18	$14,013	$12,281	$12,377
07/18	$14,349	$12,584	$12,633
08/18	$14,354	$12,341	$12,598
09/18	$14,340	$12,448	$12,566
10/18	$12,907	$11,457	$11,409
11/18	$12,762	$11,442	$11,443
12/18	$12,071	$10,887	$10,891
01/19	$13,142	$11,602	$11,593
02/19	$13,554	$11,898	$11,992
03/19	$13,962	$11,973	$12,203
04/19	$14,681	$12,310	$12,602
05/19	$13,932	$11,719	$12,115
06/19	$14,899	$12,414	$12,902
07/19	$14,537	$12,256	$12,855
08/19	$14,435	$11,939	$12,699
09/19	$14,451	$12,281	$12,844
10/19	$15,022	$12,722	$13,304
11/19	$15,516	$12,866	$13,543
12/19	$16,154	$13,284	$13,930
01/20	$15,872	$13,006	$13,850
02/20	$14,701	$11,831	$12,654
03/20	$12,021	$10,252	$11,490
04/20	$13,358	$10,914	$12,342
05/20	$14,723	$11,389	$13,016
06/20	$15,166	$11,777	$13,438
07/20	$16,125	$12,051	$14,041
08/20	$16,917	$12,671	$14,666
09/20	$16,906	$12,342	$14,570
10/20	$16,413	$11,849	$13,993
11/20	$17,987	$13,686	$15,712
12/20	$19,162	$14,322	$16,478
01/21	$18,813	$14,169	$16,254
02/21	$18,464	$14,487	$16,198
03/21	$18,425	$14,820	$16,385
04/21	$19,922	$15,266	$17,075
05/21	$20,066	$15,764	$17,592
06/21	$20,020	$15,587	$17,600
07/21	$20,679	$15,704	$17,903
08/21	$21,382	$15,981	$18,325
09/21	$20,416	$15,517	$17,612
10/21	$21,426	$15,899	$18,189
11/21	$20,701	$15,159	$17,572
12/21	$21,245	$15,935	$18,332
01/22	$18,221	$15,165	$16,408
02/22	$17,678	$14,897	$16,044
03/22	$17,297	$14,993	$16,143
04/22	$15,426	$14,023	$14,851
05/22	$15,409	$14,128	$14,678
06/22	$13,591	$12,817	$13,418
07/22	$15,101	$13,456	$14,481
08/22	$13,760	$12,817	$13,603
09/22	$11,759	$11,618	$12,278
10/22	$12,366	$12,242	$12,809
11/22	$14,100	$13,621	$14,287
12/22	$13,475	$13,632	$14,126
01/23	$14,913	$14,736	$15,325
02/23	$14,482	$14,429	$14,897
03/23	$14,961	$14,786	$15,693
04/23	$15,107	$15,204	$16,074
05/23	$14,925	$14,560	$15,578
06/23	$15,283	$15,223	$16,128
07/23	$15,386	$15,715	$16,445
08/23	$14,700	$15,113	$15,673
09/23	$13,585	$14,597	$14,734
10/23	$12,924	$14,005	$14,190
11/23	$14,937	$15,305	$15,710
12/23	$15,974	$16,118	$16,609
01/24	$15,446	$16,211	$16,806
02/24	$15,907	$16,508	$17,373
03/24	$16,520	$17,051	$17,777
04/24	$15,932	$16,614	$17,071
05/24	$16,847	$17,258	$17,722
06/24	$16,665	$16,979	$17,643
07/24	$16,965	$17,477	$17,860
08/24	$17,505	$18,046	$18,564
09/24	$17,548	$18,212	$18,645
10/24	$16,340	$17,222	$17,494
11/24	$16,683	$17,124	$17,430
12/24	$15,996	$16,735	$16,948
01/25	$16,787	$17,614	$17,865
02/25	$16,959	$17,956	$17,888
03/25	$16,315	$17,883	$17,310
04/25	$17,070	$18,702	$18,202
05/25	$17,689	$19,558	$19,144
06/25	$18,343	$19,989	$19,653
07/25	$17,737	$19,708	$19,062
08/25	$18,198	$20,549	$19,597
09/25	$18,975	$20,942	$20,092
10/25	$19,114	$21,188	$20,413
11/25	$18,893	$21,320	$20,112
12/25	$19,312	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	20.73	0.16	6.80
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Columbia Acorn International Select℠ | Institutional 2 Class | ASR112_15_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Institutional 2 Class | ASR112_15_(02/26) |

Columbia Acorn International Select℠

Institutional 3 Class | CSIRX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.69%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International Select℠ | Institutional 3 Class | ASR112_17_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International Select℠ Institutional 3 Class ($19,401)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,498	$9,277	$9,364
02/16	$9,304	$9,107	$9,201
03/16	$9,811	$9,699	$9,793
04/16	$9,857	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,830	$9,558	$9,778
07/16	$10,286	$10,042	$10,256
08/16	$10,511	$10,049	$10,112
09/16	$10,894	$10,173	$10,263
10/16	$10,355	$9,965	$9,821
11/16	$9,936	$9,766	$9,486
12/16	$10,129	$10,100	$9,696
01/17	$10,665	$10,393	$10,022
02/17	$10,902	$10,542	$10,244
03/17	$11,256	$10,832	$10,522
04/17	$11,797	$11,107	$10,838
05/17	$12,142	$11,515	$11,387
06/17	$12,193	$11,495	$11,313
07/17	$12,691	$11,826	$11,587
08/17	$12,701	$11,822	$11,652
09/17	$12,873	$12,116	$11,872
10/17	$13,306	$12,300	$12,142
11/17	$13,572	$12,429	$12,288
12/17	$13,756	$12,628	$12,494
01/18	$14,378	$13,262	$13,073
02/18	$13,822	$12,663	$12,514
03/18	$13,831	$12,435	$12,364
04/18	$13,817	$12,719	$12,550
05/18	$13,981	$12,433	$12,525
06/18	$14,028	$12,281	$12,377
07/18	$14,364	$12,584	$12,633
08/18	$14,374	$12,341	$12,598
09/18	$14,360	$12,448	$12,566
10/18	$12,924	$11,457	$11,409
11/18	$12,779	$11,442	$11,443
12/18	$12,087	$10,887	$10,891
01/19	$13,165	$11,602	$11,593
02/19	$13,573	$11,898	$11,992
03/19	$13,986	$11,973	$12,203
04/19	$14,701	$12,310	$12,602
05/19	$13,955	$11,719	$12,115
06/19	$14,926	$12,414	$12,902
07/19	$14,563	$12,256	$12,855
08/19	$14,461	$11,939	$12,699
09/19	$14,476	$12,281	$12,844
10/19	$15,054	$12,722	$13,304
11/19	$15,544	$12,866	$13,543
12/19	$16,185	$13,284	$13,930
01/20	$15,902	$13,006	$13,850
02/20	$14,728	$11,831	$12,654
03/20	$12,042	$10,252	$11,490
04/20	$13,388	$10,914	$12,342
05/20	$14,756	$11,389	$13,016
06/20	$15,194	$11,777	$13,438
07/20	$16,156	$12,051	$14,041
08/20	$16,951	$12,671	$14,666
09/20	$16,940	$12,342	$14,570
10/20	$16,445	$11,849	$13,993
11/20	$18,023	$13,686	$15,712
12/20	$19,207	$14,322	$16,478
01/21	$18,857	$14,169	$16,254
02/21	$18,507	$14,487	$16,198
03/21	$18,468	$14,820	$16,385
04/21	$19,968	$15,266	$17,075
05/21	$20,113	$15,764	$17,592
06/21	$20,068	$15,587	$17,600
07/21	$20,728	$15,704	$17,903
08/21	$21,433	$15,981	$18,325
09/21	$20,471	$15,517	$17,612
10/21	$21,483	$15,899	$18,189
11/21	$20,756	$15,159	$17,572
12/21	$21,306	$15,935	$18,332
01/22	$18,273	$15,165	$16,408
02/22	$17,721	$14,897	$16,044
03/22	$17,346	$14,993	$16,143
04/22	$15,468	$14,023	$14,851
05/22	$15,450	$14,128	$14,678
06/22	$13,632	$12,817	$13,418
07/22	$15,147	$13,456	$14,481
08/22	$13,796	$12,817	$13,603
09/22	$11,794	$11,618	$12,278
10/22	$12,403	$12,242	$12,809
11/22	$14,143	$13,621	$14,287
12/22	$13,516	$13,632	$14,126
01/23	$14,965	$14,736	$15,325
02/23	$14,533	$14,429	$14,897
03/23	$15,007	$14,786	$15,693
04/23	$15,160	$15,204	$16,074
05/23	$14,971	$14,560	$15,578
06/23	$15,336	$15,223	$16,128
07/23	$15,439	$15,715	$16,445
08/23	$14,752	$15,113	$15,673
09/23	$13,632	$14,597	$14,734
10/23	$12,969	$14,005	$14,190
11/23	$14,989	$15,305	$15,710
12/23	$16,036	$16,118	$16,609
01/24	$15,506	$16,211	$16,806
02/24	$15,969	$16,508	$17,373
03/24	$16,584	$17,051	$17,777
04/24	$15,993	$16,614	$17,071
05/24	$16,912	$17,258	$17,722
06/24	$16,730	$16,979	$17,643
07/24	$17,032	$17,477	$17,860
08/24	$17,574	$18,046	$18,564
09/24	$17,617	$18,212	$18,645
10/24	$16,404	$17,222	$17,494
11/24	$16,755	$17,124	$17,430
12/24	$16,059	$16,735	$16,948
01/25	$16,859	$17,614	$17,865
02/25	$17,026	$17,956	$17,888
03/25	$16,385	$17,883	$17,310
04/25	$17,143	$18,702	$18,202
05/25	$17,765	$19,558	$19,144
06/25	$18,423	$19,989	$19,653
07/25	$17,814	$19,708	$19,062
08/25	$18,284	$20,549	$19,597
09/25	$19,064	$20,942	$20,092
10/25	$19,197	$21,188	$20,413
11/25	$18,981	$21,320	$20,112
12/25	$19,401	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	20.81	0.20	6.85
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Columbia Acorn International Select℠ | Institutional 3 Class | ASR112_17_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Institutional 3 Class | ASR112_17_(02/26) |

Columbia Acorn International Select℠

Institutional Class | ACFFX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$96	0.87%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology, consumer discretionary, materials and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the communication services and financials sectors and smaller allocations to the health care and consumer discretionary sectors buoyed the Fund relative performance during the annual period.

Individual holdings | Positions in Bank of Ireland, an Irish diversified financial services company; Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Standard Chartered, a London-based provider of banking and financial services; and BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the consumer staples and real estate sectors and a small allocation to the industrials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in adidas, a German manufacturer of athletic and lifestyle products; OMRON Corporation, a Japanese maker of automation components, equipment, and system IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Rolls-Royce Holdings, a London-based manufacturer of integrated power systems for use in the air, on land, and at sea, and Recruit Holdings, a Japanese provider of human resources technology, were top detractors from the Fund’s relative performance during the period.

Columbia Acorn International Select℠ | Institutional Class | ASR112_08_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Acorn International Select℠ Institutional Class ($19,125)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,504	$9,277	$9,364
02/16	$9,310	$9,107	$9,201
03/16	$9,810	$9,699	$9,793
04/16	$9,856	$9,980	$9,979
05/16	$9,926	$9,890	$9,954
06/16	$9,829	$9,558	$9,778
07/16	$10,283	$10,042	$10,256
08/16	$10,505	$10,049	$10,112
09/16	$10,890	$10,173	$10,263
10/16	$10,352	$9,965	$9,821
11/16	$9,926	$9,766	$9,486
12/16	$10,118	$10,100	$9,696
01/17	$10,657	$10,393	$10,022
02/17	$10,891	$10,542	$10,244
03/17	$11,242	$10,832	$10,522
04/17	$11,781	$11,107	$10,838
05/17	$12,127	$11,515	$11,387
06/17	$12,174	$11,495	$11,313
07/17	$12,675	$11,826	$11,587
08/17	$12,680	$11,822	$11,652
09/17	$12,848	$12,116	$11,872
10/17	$13,284	$12,300	$12,142
11/17	$13,546	$12,429	$12,288
12/17	$13,731	$12,628	$12,494
01/18	$14,351	$13,262	$13,073
02/18	$13,792	$12,663	$12,514
03/18	$13,801	$12,435	$12,364
04/18	$13,783	$12,719	$12,550
05/18	$13,942	$12,433	$12,525
06/18	$13,989	$12,281	$12,377
07/18	$14,327	$12,584	$12,633
08/18	$14,332	$12,341	$12,598
09/18	$14,313	$12,448	$12,566
10/18	$12,881	$11,457	$11,409
11/18	$12,740	$11,442	$11,443
12/18	$12,045	$10,887	$10,891
01/19	$13,118	$11,602	$11,593
02/19	$13,523	$11,898	$11,992
03/19	$13,932	$11,973	$12,203
04/19	$14,646	$12,310	$12,602
05/19	$13,897	$11,719	$12,115
06/19	$14,862	$12,414	$12,902
07/19	$14,503	$12,256	$12,855
08/19	$14,401	$11,939	$12,699
09/19	$14,411	$12,281	$12,844
10/19	$14,985	$12,722	$13,304
11/19	$15,472	$12,866	$13,543
12/19	$16,105	$13,284	$13,930
01/20	$15,828	$13,006	$13,850
02/20	$14,656	$11,831	$12,654
03/20	$11,979	$10,252	$11,490
04/20	$13,317	$10,914	$12,342
05/20	$14,672	$11,389	$13,016
06/20	$15,112	$11,777	$13,438
07/20	$16,065	$12,051	$14,041
08/20	$16,856	$12,671	$14,666
09/20	$16,840	$12,342	$14,570
10/20	$16,349	$11,849	$13,993
11/20	$17,915	$13,686	$15,712
12/20	$19,085	$14,322	$16,478
01/21	$18,734	$14,169	$16,254
02/21	$18,389	$14,487	$16,198
03/21	$18,350	$14,820	$16,385
04/21	$19,832	$15,266	$17,075
05/21	$19,977	$15,764	$17,592
06/21	$19,928	$15,587	$17,600
07/21	$20,584	$15,704	$17,903
08/21	$21,279	$15,981	$18,325
09/21	$20,326	$15,517	$17,612
10/21	$21,330	$15,899	$18,189
11/21	$20,601	$15,159	$17,572
12/21	$21,145	$15,935	$18,332
01/22	$18,133	$15,165	$16,408
02/22	$17,587	$14,897	$16,044
03/22	$17,205	$14,993	$16,143
04/22	$15,344	$14,023	$14,851
05/22	$15,326	$14,128	$14,678
06/22	$13,518	$12,817	$13,418
07/22	$15,023	$13,456	$14,481
08/22	$13,683	$12,817	$13,603
09/22	$11,697	$11,618	$12,278
10/22	$12,294	$12,242	$12,809
11/22	$14,018	$13,621	$14,287
12/22	$13,396	$13,632	$14,126
01/23	$14,828	$14,736	$15,325
02/23	$14,395	$14,429	$14,897
03/23	$14,871	$14,786	$15,693
04/23	$15,017	$15,204	$16,074
05/23	$14,828	$14,560	$15,578
06/23	$15,187	$15,223	$16,128
07/23	$15,285	$15,715	$16,445
08/23	$14,602	$15,113	$15,673
09/23	$13,494	$14,597	$14,734
10/23	$12,836	$14,005	$14,190
11/23	$14,834	$15,305	$15,710
12/23	$15,864	$16,118	$16,609
01/24	$15,334	$16,211	$16,806
02/24	$15,796	$16,508	$17,373
03/24	$16,400	$17,051	$17,777
04/24	$15,809	$16,614	$17,071
05/24	$16,716	$17,258	$17,722
06/24	$16,534	$16,979	$17,643
07/24	$16,830	$17,477	$17,860
08/24	$17,366	$18,046	$18,564
09/24	$17,409	$18,212	$18,645
10/24	$16,202	$17,222	$17,494
11/24	$16,547	$17,124	$17,430
12/24	$15,857	$16,735	$16,948
01/25	$16,645	$17,614	$17,865
02/25	$16,811	$17,956	$17,888
03/25	$16,171	$17,883	$17,310
04/25	$16,916	$18,702	$18,202
05/25	$17,532	$19,558	$19,144
06/25	$18,177	$19,989	$19,653
07/25	$17,575	$19,708	$19,062
08/25	$18,031	$20,549	$19,597
09/25	$18,798	$20,942	$20,092
10/25	$18,931	$21,188	$20,413
11/25	$18,709	$21,320	$20,112
12/25	$19,125	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	20.61	0.04	6.70
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$199,839,273
Total number of portfolio holdings	61
Management services fees (represents 0.87% of Fund average net assets)	$1,715,600
Portfolio turnover for the reporting period	21%

Columbia Acorn International Select℠ | Institutional Class | ASR112_08_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	27.9%
United Kingdom	21.6%
France	18.1%
Germany	7.6%
Switzerland	5.7%
Netherlands	3.6%
United States	3.5%
Spain	2.8%
Ireland	2.6%
Italy	1.8%
Other	5.2%

Top Holdings

Schneider Electric SE	4.1%
ASML Holding NV	3.6%
Taisei Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Airbus Group SE	3.0%
3i Group PLC	2.9%
Industria de Diseno Textil SA	2.8%
Standard Chartered PLC	2.6%
Bank of Ireland Group PLC	2.6%
Capcom Co., Ltd.	2.5%

Equity Sector Allocation

Industrials	27.9%
Information Technology	16.7%
Financials	14.4%
Communication Services	10.6%
Consumer Discretionary	10.2%
Health Care	8.2%
Consumer Staples	6.2%
Materials	3.2%
Real Estate	1.0%
Energy	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Institutional Class | ASR112_08_(02/26) |

Columbia Thermostat Fund℠

Class A | CTFAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$53	0.49%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Columbia Thermostat Fund℠ | Class A | ASR235_01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Thermostat Fund℠ Class A (including sales charges) ($19,509)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$9,427	$10,000	$10,000	$10,000
01/16	$9,289	$10,138	$9,821	$9,504
02/16	$9,302	$10,210	$9,849	$9,491
03/16	$9,592	$10,303	$10,228	$10,135
04/16	$9,677	$10,343	$10,268	$10,174
05/16	$9,723	$10,345	$10,361	$10,357
06/16	$9,763	$10,531	$10,468	$10,384
07/16	$9,884	$10,598	$10,694	$10,766
08/16	$9,898	$10,586	$10,695	$10,782
09/16	$9,925	$10,580	$10,693	$10,784
10/16	$9,851	$10,499	$10,555	$10,587
11/16	$9,804	$10,250	$10,625	$10,979
12/16	$9,848	$10,265	$10,738	$11,196
01/17	$9,895	$10,285	$10,850	$11,408
02/17	$9,976	$10,354	$11,102	$11,861
03/17	$9,990	$10,349	$11,105	$11,875
04/17	$10,057	$10,428	$11,205	$11,997
05/17	$10,145	$10,509	$11,327	$12,166
06/17	$10,154	$10,498	$11,357	$12,242
07/17	$10,223	$10,543	$11,498	$12,494
08/17	$10,264	$10,638	$11,567	$12,532
09/17	$10,292	$10,587	$11,659	$12,790
10/17	$10,326	$10,593	$11,798	$13,089
11/17	$10,340	$10,580	$11,972	$13,490
12/17	$10,359	$10,628	$12,066	$13,640
01/18	$10,366	$10,506	$12,342	$14,421
02/18	$10,295	$10,406	$12,056	$13,890
03/18	$10,338	$10,473	$11,941	$13,537
04/18	$10,288	$10,395	$11,920	$13,589
05/18	$10,387	$10,469	$12,106	$13,916
06/18	$10,411	$10,456	$12,136	$14,002
07/18	$10,468	$10,459	$12,363	$14,523
08/18	$10,562	$10,526	$12,604	$14,996
09/18	$10,504	$10,458	$12,599	$15,081
10/18	$10,318	$10,376	$12,119	$14,050
11/18	$10,397	$10,438	$12,279	$14,337
12/18	$10,345	$10,630	$11,837	$13,042
01/19	$10,704	$10,742	$12,374	$14,087
02/19	$10,808	$10,736	$12,569	$14,540
03/19	$10,965	$10,942	$12,812	$14,822
04/19	$11,025	$10,945	$13,073	$15,422
05/19	$10,935	$11,139	$12,774	$14,442
06/19	$11,330	$11,279	$13,304	$15,460
07/19	$11,405	$11,304	$13,414	$15,682
08/19	$11,518	$11,597	$13,482	$15,434
09/19	$11,541	$11,535	$13,572	$15,723
10/19	$11,654	$11,570	$13,740	$16,063
11/19	$11,804	$11,564	$13,985	$16,646
12/19	$11,891	$11,556	$14,192	$17,149
01/20	$12,033	$11,778	$14,325	$17,142
02/20	$12,072	$11,990	$13,865	$15,731
03/20	$12,080	$11,920	$12,968	$13,788
04/20	$13,126	$12,132	$13,914	$15,555
05/20	$13,487	$12,188	$14,278	$16,296
06/20	$13,677	$12,265	$14,465	$16,620
07/20	$14,139	$12,448	$14,981	$17,558
08/20	$14,529	$12,348	$15,459	$18,820
09/20	$14,338	$12,341	$15,161	$18,105
10/20	$14,171	$12,286	$14,925	$17,623
11/20	$15,030	$12,406	$15,815	$19,552
12/20	$15,372	$12,424	$16,130	$20,304
01/21	$15,313	$12,334	$15,991	$20,099
02/21	$15,489	$12,156	$16,096	$20,653
03/21	$15,699	$12,005	$16,348	$21,558
04/21	$16,119	$12,099	$16,849	$22,708
05/21	$16,186	$12,139	$16,935	$22,867
06/21	$16,280	$12,224	$17,192	$23,401
07/21	$16,416	$12,361	$17,493	$23,956
08/21	$16,442	$12,337	$17,742	$24,685
09/21	$16,238	$12,231	$17,253	$23,537
10/21	$16,289	$12,227	$17,855	$25,186
11/21	$16,280	$12,263	$17,819	$25,011
12/21	$16,319	$12,232	$18,196	$26,132
01/22	$15,944	$11,968	$17,529	$24,780
02/22	$15,733	$11,835	$17,169	$24,038
03/22	$15,350	$11,506	$17,249	$24,931
04/22	$14,736	$11,069	$16,170	$22,757
05/22	$14,851	$11,141	$16,236	$22,798
06/22	$14,293	$10,966	$15,439	$20,916
07/22	$14,864	$11,234	$16,339	$22,845
08/22	$14,477	$10,917	$15,775	$21,913
09/22	$13,635	$10,445	$14,708	$19,895
10/22	$13,848	$10,310	$15,208	$21,506
11/22	$14,371	$10,689	$15,913	$22,708
12/22	$14,175	$10,641	$15,419	$21,399
01/23	$14,767	$10,968	$16,140	$22,744
02/23	$14,422	$10,684	$15,735	$22,189
03/23	$14,787	$10,956	$16,223	$23,004
04/23	$14,866	$11,022	$16,399	$23,363
05/23	$14,787	$10,902	$16,345	$23,464
06/23	$15,059	$10,863	$16,856	$25,015
07/23	$15,168	$10,856	$17,121	$25,818
08/23	$15,010	$10,786	$16,930	$25,407
09/23	$14,555	$10,512	$16,311	$24,196
10/23	$14,248	$10,346	$16,011	$23,687
11/23	$15,138	$10,815	$17,105	$25,850
12/23	$15,788	$11,229	$17,821	$27,025
01/24	$15,799	$11,198	$17,946	$27,479
02/24	$15,657	$11,040	$18,299	$28,946
03/24	$15,809	$11,142	$18,677	$29,878
04/24	$15,364	$10,860	$18,060	$28,657
05/24	$15,930	$11,044	$18,661	$30,078
06/24	$16,237	$11,149	$19,084	$31,157
07/24	$16,593	$11,409	$19,423	$31,537
08/24	$17,050	$11,573	$19,798	$32,302
09/24	$17,212	$11,728	$20,142	$32,992
10/24	$16,847	$11,437	$19,801	$32,692
11/24	$17,334	$11,558	$20,487	$34,611
12/24	$17,001	$11,369	$20,075	$33,786
01/25	$17,220	$11,430	$20,408	$34,727
02/25	$17,387	$11,681	$20,499	$34,274
03/25	$17,064	$11,685	$19,926	$32,343
04/25	$17,335	$11,731	$19,897	$32,124
05/25	$17,878	$11,647	$20,452	$34,146
06/25	$18,468	$11,826	$21,129	$35,882
07/25	$18,625	$11,795	$21,339	$36,687
08/25	$18,919	$11,936	$21,683	$37,431
09/25	$19,234	$12,067	$22,196	$38,797
10/25	$19,433	$12,142	$22,526	$39,706
11/25	$19,506	$12,217	$22,623	$39,803
12/25	$19,509	$12,199	$22,613	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	14.75	4.88	7.54
Class A (including sales charges)Footnote Reference(a)	8.18	3.64	6.91
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Columbia Thermostat Fund℠ | Class A | ASR235_01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Asset Categories

Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Class A | ASR235_01_(02/26) |

Columbia Thermostat Fund℠

Class C | CTFDX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$133	1.24%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Columbia Thermostat Fund℠ | Class C | ASR235_04_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Thermostat Fund℠ Class C (including sales charges) ($19,197)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,847	$10,138	$9,821	$9,504
02/16	$9,861	$10,210	$9,849	$9,491
03/16	$10,160	$10,303	$10,228	$10,135
04/16	$10,243	$10,343	$10,268	$10,174
05/16	$10,285	$10,345	$10,361	$10,357
06/16	$10,320	$10,531	$10,468	$10,384
07/16	$10,440	$10,598	$10,694	$10,766
08/16	$10,454	$10,586	$10,695	$10,782
09/16	$10,468	$10,580	$10,693	$10,784
10/16	$10,383	$10,499	$10,555	$10,587
11/16	$10,334	$10,250	$10,625	$10,979
12/16	$10,369	$10,265	$10,738	$11,196
01/17	$10,419	$10,285	$10,850	$11,408
02/17	$10,490	$10,354	$11,102	$11,861
03/17	$10,497	$10,349	$11,105	$11,875
04/17	$10,561	$10,428	$11,205	$11,997
05/17	$10,646	$10,509	$11,327	$12,166
06/17	$10,649	$10,498	$11,357	$12,242
07/17	$10,721	$10,543	$11,498	$12,494
08/17	$10,757	$10,638	$11,567	$12,532
09/17	$10,778	$10,587	$11,659	$12,790
10/17	$10,807	$10,593	$11,798	$13,089
11/17	$10,814	$10,580	$11,972	$13,490
12/17	$10,833	$10,628	$12,066	$13,640
01/18	$10,826	$10,506	$12,342	$14,421
02/18	$10,745	$10,406	$12,056	$13,890
03/18	$10,782	$10,473	$11,941	$13,537
04/18	$10,723	$10,395	$11,920	$13,589
05/18	$10,826	$10,469	$12,106	$13,916
06/18	$10,836	$10,456	$12,136	$14,002
07/18	$10,896	$10,459	$12,363	$14,523
08/18	$10,985	$10,526	$12,604	$14,996
09/18	$10,918	$10,458	$12,599	$15,081
10/18	$10,717	$10,376	$12,119	$14,050
11/18	$10,791	$10,438	$12,279	$14,337
12/18	$10,738	$10,630	$11,837	$13,042
01/19	$11,099	$10,742	$12,374	$14,087
02/19	$11,192	$10,736	$12,569	$14,540
03/19	$11,353	$10,942	$12,812	$14,822
04/19	$11,415	$10,945	$13,073	$15,422
05/19	$11,315	$11,139	$12,774	$14,442
06/19	$11,714	$11,279	$13,304	$15,460
07/19	$11,783	$11,304	$13,414	$15,682
08/19	$11,884	$11,597	$13,482	$15,434
09/19	$11,907	$11,535	$13,572	$15,723
10/19	$12,016	$11,570	$13,740	$16,063
11/19	$12,163	$11,564	$13,985	$16,646
12/19	$12,244	$11,556	$14,192	$17,149
01/20	$12,380	$11,778	$14,325	$17,142
02/20	$12,421	$11,990	$13,865	$15,731
03/20	$12,412	$11,920	$12,968	$13,788
04/20	$13,482	$12,132	$13,914	$15,555
05/20	$13,843	$12,188	$14,278	$16,296
06/20	$14,030	$12,265	$14,465	$16,620
07/20	$14,493	$12,448	$14,981	$17,558
08/20	$14,884	$12,348	$15,459	$18,820
09/20	$14,680	$12,341	$15,161	$18,105
10/20	$14,501	$12,286	$14,925	$17,623
11/20	$15,371	$12,406	$15,815	$19,552
12/20	$15,706	$12,424	$16,130	$20,304
01/21	$15,637	$12,334	$15,991	$20,099
02/21	$15,816	$12,156	$16,096	$20,653
03/21	$16,012	$12,005	$16,348	$21,558
04/21	$16,439	$12,099	$16,849	$22,708
05/21	$16,490	$12,139	$16,935	$22,867
06/21	$16,577	$12,224	$17,192	$23,401
07/21	$16,706	$12,361	$17,493	$23,956
08/21	$16,723	$12,337	$17,742	$24,685
09/21	$16,499	$12,231	$17,253	$23,537
10/21	$16,542	$12,227	$17,855	$25,186
11/21	$16,525	$12,263	$17,819	$25,011
12/21	$16,554	$12,232	$18,196	$26,132
01/22	$16,158	$11,968	$17,529	$24,780
02/22	$15,935	$11,835	$17,169	$24,038
03/22	$15,539	$11,506	$17,249	$24,931
04/22	$14,912	$11,069	$16,170	$22,757
05/22	$15,018	$11,141	$16,236	$22,798
06/22	$14,447	$10,966	$15,439	$20,916
07/22	$15,012	$11,234	$16,339	$22,845
08/22	$14,613	$10,917	$15,775	$21,913
09/22	$13,755	$10,445	$14,708	$19,895
10/22	$13,959	$10,310	$15,208	$21,506
11/22	$14,476	$10,689	$15,913	$22,708
12/22	$14,277	$10,641	$15,419	$21,399
01/23	$14,859	$10,968	$16,140	$22,744
02/23	$14,504	$10,684	$15,735	$22,189
03/23	$14,859	$10,956	$16,223	$23,004
04/23	$14,928	$11,022	$16,399	$23,363
05/23	$14,849	$10,902	$16,345	$23,464
06/23	$15,101	$10,863	$16,856	$25,015
07/23	$15,209	$10,856	$17,121	$25,818
08/23	$15,032	$10,786	$16,930	$25,407
09/23	$14,568	$10,512	$16,311	$24,196
10/23	$14,261	$10,346	$16,011	$23,687
11/23	$15,140	$10,815	$17,105	$25,850
12/23	$15,778	$11,229	$17,821	$27,025
01/24	$15,768	$11,198	$17,946	$27,479
02/24	$15,618	$11,040	$18,299	$28,946
03/24	$15,768	$11,142	$18,677	$29,878
04/24	$15,307	$10,860	$18,060	$28,657
05/24	$15,868	$11,044	$18,661	$30,078
06/24	$16,163	$11,149	$19,084	$31,157
07/24	$16,516	$11,409	$19,423	$31,537
08/24	$16,949	$11,573	$19,798	$32,302
09/24	$17,110	$11,728	$20,142	$32,992
10/24	$16,727	$11,437	$19,801	$32,692
11/24	$17,201	$11,558	$20,487	$34,611
12/24	$16,861	$11,369	$20,075	$33,786
01/25	$17,066	$11,430	$20,408	$34,727
02/25	$17,220	$11,681	$20,499	$34,274
03/25	$16,891	$11,685	$19,926	$32,343
04/25	$17,148	$11,731	$19,897	$32,124
05/25	$17,683	$11,647	$20,452	$34,146
06/25	$18,242	$11,826	$21,129	$35,882
07/25	$18,387	$11,795	$21,339	$36,687
08/25	$18,666	$11,936	$21,683	$37,431
09/25	$18,966	$12,067	$22,196	$38,797
10/25	$19,152	$12,142	$22,526	$39,706
11/25	$19,213	$12,217	$22,623	$39,803
12/25	$19,197	$12,199	$22,613	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	13.86	4.10	6.74
Class C (including sales charges)Footnote Reference(a)	12.86	4.10	6.74
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Columbia Thermostat Fund℠ | Class C | ASR235_04_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Asset Categories

Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Class C | ASR235_04_(02/26) |

Columbia Thermostat Fund℠

Class S | COTDX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$26	0.24%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Columbia Thermostat Fund℠ | Class S | ASR235_16_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Thermostat Fund℠ Class S ($21,218)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,184	$10,303	$10,228	$10,135
04/16	$10,276	$10,343	$10,268	$10,174
05/16	$10,326	$10,345	$10,361	$10,357
06/16	$10,369	$10,531	$10,468	$10,384
07/16	$10,499	$10,598	$10,694	$10,766
08/16	$10,521	$10,586	$10,695	$10,782
09/16	$10,550	$10,580	$10,693	$10,784
10/16	$10,470	$10,499	$10,555	$10,587
11/16	$10,427	$10,250	$10,625	$10,979
12/16	$10,472	$10,265	$10,738	$11,196
01/17	$10,530	$10,285	$10,850	$11,408
02/17	$10,610	$10,354	$11,102	$11,861
03/17	$10,632	$10,349	$11,105	$11,875
04/17	$10,705	$10,428	$11,205	$11,997
05/17	$10,799	$10,509	$11,327	$12,166
06/17	$10,809	$10,498	$11,357	$12,242
07/17	$10,890	$10,543	$11,498	$12,494
08/17	$10,935	$10,638	$11,567	$12,532
09/17	$10,965	$10,587	$11,659	$12,790
10/17	$11,002	$10,593	$11,798	$13,089
11/17	$11,017	$10,580	$11,972	$13,490
12/17	$11,050	$10,628	$12,066	$13,640
01/18	$11,050	$10,506	$12,342	$14,421
02/18	$10,981	$10,406	$12,056	$13,890
03/18	$11,027	$10,473	$11,941	$13,537
04/18	$10,973	$10,395	$11,920	$13,589
05/18	$11,088	$10,469	$12,106	$13,916
06/18	$11,114	$10,456	$12,136	$14,002
07/18	$11,176	$10,459	$12,363	$14,523
08/18	$11,277	$10,526	$12,604	$14,996
09/18	$11,223	$10,458	$12,599	$15,081
10/18	$11,029	$10,376	$12,119	$14,050
11/18	$11,106	$10,438	$12,279	$14,337
12/18	$11,063	$10,630	$11,837	$13,042
01/19	$11,444	$10,742	$12,374	$14,087
02/19	$11,550	$10,736	$12,569	$14,540
03/19	$11,728	$10,942	$12,812	$14,822
04/19	$11,801	$10,945	$13,073	$15,422
05/19	$11,704	$11,139	$12,774	$14,442
06/19	$12,124	$11,279	$13,304	$15,460
07/19	$12,214	$11,304	$13,414	$15,682
08/19	$12,328	$11,597	$13,482	$15,434
09/19	$12,361	$11,535	$13,572	$15,723
10/19	$12,483	$11,570	$13,740	$16,063
11/19	$12,647	$11,564	$13,985	$16,646
12/19	$12,739	$11,556	$14,192	$17,149
01/20	$12,893	$11,778	$14,325	$17,142
02/20	$12,944	$11,990	$13,865	$15,731
03/20	$12,953	$11,920	$12,968	$13,788
04/20	$14,074	$12,132	$13,914	$15,555
05/20	$14,468	$12,188	$14,278	$16,296
06/20	$14,675	$12,265	$14,465	$16,620
07/20	$15,169	$12,448	$14,981	$17,558
08/20	$15,593	$12,348	$15,459	$18,820
09/20	$15,394	$12,341	$15,161	$18,105
10/20	$15,212	$12,286	$14,925	$17,623
11/20	$16,139	$12,406	$15,815	$19,552
12/20	$16,514	$12,424	$16,130	$20,304
01/21	$16,449	$12,334	$15,991	$20,099
02/21	$16,651	$12,156	$16,096	$20,653
03/21	$16,871	$12,005	$16,348	$21,558
04/21	$17,330	$12,099	$16,849	$22,708
05/21	$17,403	$12,139	$16,935	$22,867
06/21	$17,515	$12,224	$17,192	$23,401
07/21	$17,664	$12,361	$17,493	$23,956
08/21	$17,692	$12,337	$17,742	$24,685
09/21	$17,469	$12,231	$17,253	$23,537
10/21	$17,534	$12,227	$17,855	$25,186
11/21	$17,524	$12,263	$17,819	$25,011
12/21	$17,573	$12,232	$18,196	$26,132
01/22	$17,173	$11,968	$17,529	$24,780
02/22	$16,952	$11,835	$17,169	$24,038
03/22	$16,541	$11,506	$17,249	$24,931
04/22	$15,888	$11,069	$16,170	$22,757
05/22	$16,015	$11,141	$16,236	$22,798
06/22	$15,413	$10,966	$15,439	$20,916
07/22	$16,030	$11,234	$16,339	$22,845
08/22	$15,626	$10,917	$15,775	$21,913
09/22	$14,711	$10,445	$14,708	$19,895
10/22	$14,935	$10,310	$15,208	$21,506
11/22	$15,509	$10,689	$15,913	$22,708
12/22	$15,302	$10,641	$15,419	$21,399
01/23	$15,954	$10,968	$16,140	$22,744
02/23	$15,574	$10,684	$15,735	$22,189
03/23	$15,976	$10,956	$16,223	$23,004
04/23	$16,063	$11,022	$16,399	$23,363
05/23	$15,987	$10,902	$16,345	$23,464
06/23	$16,275	$10,863	$16,856	$25,015
07/23	$16,406	$10,856	$17,121	$25,818
08/23	$16,232	$10,786	$16,930	$25,407
09/23	$15,742	$10,512	$16,311	$24,196
10/23	$15,415	$10,346	$16,011	$23,687
11/23	$16,384	$10,815	$17,105	$25,850
12/23	$17,086	$11,229	$17,821	$27,025
01/24	$17,097	$11,198	$17,946	$27,479
02/24	$16,952	$11,040	$18,299	$28,946
03/24	$17,120	$11,142	$18,677	$29,878
04/24	$16,639	$10,860	$18,060	$28,657
05/24	$17,254	$11,044	$18,661	$30,078
06/24	$17,593	$11,149	$19,084	$31,157
07/24	$17,985	$11,409	$19,423	$31,537
08/24	$18,479	$11,573	$19,798	$32,302
09/24	$18,669	$11,728	$20,142	$32,992
10/24	$18,277	$11,437	$19,801	$32,692
11/24	$18,804	$11,558	$20,487	$34,611
12/24	$18,448	$11,369	$20,075	$33,786
01/25	$18,691	$11,430	$20,408	$34,727
02/25	$18,864	$11,681	$20,499	$34,274
03/25	$18,529	$11,685	$19,926	$32,343
04/25	$18,829	$11,731	$19,897	$32,124
05/25	$19,419	$11,647	$20,452	$34,146
06/25	$20,060	$11,826	$21,129	$35,882
07/25	$20,235	$11,795	$21,339	$36,687
08/25	$20,560	$11,936	$21,683	$37,431
09/25	$20,909	$12,067	$22,196	$38,797
10/25	$21,130	$12,142	$22,526	$39,706
11/25	$21,211	$12,217	$22,623	$39,803
12/25	$21,218	$12,199	$22,613	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	15.02	5.14	7.81
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Columbia Thermostat Fund℠ | Class S | ASR235_16_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Asset Categories

Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Class S | ASR235_16_(02/26) |

Columbia Thermostat Fund℠

Institutional 2 Class | CQTRX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Columbia Thermostat Fund℠ | Institutional 2 Class | ASR235_15_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Thermostat Fund℠ Institutional 2 Class ($21,308)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,859	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,190	$10,303	$10,228	$10,135
04/16	$10,282	$10,343	$10,268	$10,174
05/16	$10,331	$10,345	$10,361	$10,357
06/16	$10,374	$10,531	$10,468	$10,384
07/16	$10,503	$10,598	$10,694	$10,766
08/16	$10,525	$10,586	$10,695	$10,782
09/16	$10,554	$10,580	$10,693	$10,784
10/16	$10,474	$10,499	$10,555	$10,587
11/16	$10,431	$10,250	$10,625	$10,979
12/16	$10,477	$10,265	$10,738	$11,196
01/17	$10,535	$10,285	$10,850	$11,408
02/17	$10,615	$10,354	$11,102	$11,861
03/17	$10,636	$10,349	$11,105	$11,875
04/17	$10,709	$10,428	$11,205	$11,997
05/17	$10,803	$10,509	$11,327	$12,166
06/17	$10,812	$10,498	$11,357	$12,242
07/17	$10,894	$10,543	$11,498	$12,494
08/17	$10,938	$10,638	$11,567	$12,532
09/17	$10,975	$10,587	$11,659	$12,790
10/17	$11,004	$10,593	$11,798	$13,089
11/17	$11,026	$10,580	$11,972	$13,490
12/17	$11,054	$10,628	$12,066	$13,640
01/18	$11,062	$10,506	$12,342	$14,421
02/18	$10,986	$10,406	$12,056	$13,890
03/18	$11,031	$10,473	$11,941	$13,537
04/18	$10,978	$10,395	$11,920	$13,589
05/18	$11,100	$10,469	$12,106	$13,916
06/18	$11,118	$10,456	$12,136	$14,002
07/18	$11,180	$10,459	$12,363	$14,523
08/18	$11,288	$10,526	$12,604	$14,996
09/18	$11,226	$10,458	$12,599	$15,081
10/18	$11,033	$10,376	$12,119	$14,050
11/18	$11,118	$10,438	$12,279	$14,337
12/18	$11,072	$10,630	$11,837	$13,042
01/19	$11,451	$10,742	$12,374	$14,087
02/19	$11,564	$10,736	$12,569	$14,540
03/19	$11,741	$10,942	$12,812	$14,822
04/19	$11,813	$10,945	$13,073	$15,422
05/19	$11,717	$11,139	$12,774	$14,442
06/19	$12,143	$11,279	$13,304	$15,460
07/19	$12,224	$11,304	$13,414	$15,682
08/19	$12,346	$11,597	$13,482	$15,434
09/19	$12,378	$11,535	$13,572	$15,723
10/19	$12,500	$11,570	$13,740	$16,063
11/19	$12,662	$11,564	$13,985	$16,646
12/19	$12,760	$11,556	$14,192	$17,149
01/20	$12,913	$11,778	$14,325	$17,142
02/20	$12,965	$11,990	$13,865	$15,731
03/20	$12,973	$11,920	$12,968	$13,788
04/20	$14,097	$12,132	$13,914	$15,555
05/20	$14,488	$12,188	$14,278	$16,296
06/20	$14,703	$12,265	$14,465	$16,620
07/20	$15,193	$12,448	$14,981	$17,558
08/20	$15,624	$12,348	$15,459	$18,820
09/20	$15,417	$12,341	$15,161	$18,105
10/20	$15,237	$12,286	$14,925	$17,623
11/20	$16,167	$12,406	$15,815	$19,552
12/20	$16,536	$12,424	$16,130	$20,304
01/21	$16,481	$12,334	$15,991	$20,099
02/21	$16,682	$12,156	$16,096	$20,653
03/21	$16,910	$12,005	$16,348	$21,558
04/21	$17,365	$12,099	$16,849	$22,708
05/21	$17,438	$12,139	$16,935	$22,867
06/21	$17,550	$12,224	$17,192	$23,401
07/21	$17,697	$12,361	$17,493	$23,956
08/21	$17,725	$12,337	$17,742	$24,685
09/21	$17,513	$12,231	$17,253	$23,537
10/21	$17,568	$12,227	$17,855	$25,186
11/21	$17,568	$12,263	$17,819	$25,011
12/21	$17,616	$12,232	$18,196	$26,132
01/22	$17,208	$11,968	$17,529	$24,780
02/22	$16,988	$11,835	$17,169	$24,038
03/22	$16,580	$11,506	$17,249	$24,931
04/22	$15,921	$11,069	$16,170	$22,757
05/22	$16,047	$11,141	$16,236	$22,798
06/22	$15,449	$10,966	$15,439	$20,916
07/22	$16,072	$11,234	$16,339	$22,845
08/22	$15,660	$10,917	$15,775	$21,913
09/22	$14,752	$10,445	$14,708	$19,895
10/22	$14,974	$10,310	$15,208	$21,506
11/22	$15,555	$10,689	$15,913	$22,708
12/22	$15,347	$10,641	$15,419	$21,399
01/23	$15,995	$10,968	$16,140	$22,744
02/23	$15,617	$10,684	$15,735	$22,189
03/23	$16,017	$10,956	$16,223	$23,004
04/23	$16,103	$11,022	$16,399	$23,363
05/23	$16,027	$10,902	$16,345	$23,464
06/23	$16,325	$10,863	$16,856	$25,015
07/23	$16,455	$10,856	$17,121	$25,818
08/23	$16,282	$10,786	$16,930	$25,407
09/23	$15,784	$10,512	$16,311	$24,196
10/23	$15,471	$10,346	$16,011	$23,687
11/23	$16,433	$10,815	$17,105	$25,850
12/23	$17,137	$11,229	$17,821	$27,025
01/24	$17,148	$11,198	$17,946	$27,479
02/24	$17,004	$11,040	$18,299	$28,946
03/24	$17,182	$11,142	$18,677	$29,878
04/24	$16,693	$10,860	$18,060	$28,657
05/24	$17,315	$11,044	$18,661	$30,078
06/24	$17,652	$11,149	$19,084	$31,157
07/24	$18,053	$11,409	$19,423	$31,537
08/24	$18,544	$11,573	$19,798	$32,302
09/24	$18,733	$11,728	$20,142	$32,992
10/24	$18,343	$11,437	$19,801	$32,692
11/24	$18,867	$11,558	$20,487	$34,611
12/24	$18,510	$11,369	$20,075	$33,786
01/25	$18,752	$11,430	$20,408	$34,727
02/25	$18,936	$11,681	$20,499	$34,274
03/25	$18,602	$11,685	$19,926	$32,343
04/25	$18,901	$11,731	$19,897	$32,124
05/25	$19,499	$11,647	$20,452	$34,146
06/25	$20,136	$11,826	$21,129	$35,882
07/25	$20,309	$11,795	$21,339	$36,687
08/25	$20,644	$11,936	$21,683	$37,431
09/25	$20,991	$12,067	$22,196	$38,797
10/25	$21,211	$12,142	$22,526	$39,706
11/25	$21,303	$12,217	$22,623	$39,803
12/25	$21,308	$12,199	$22,613	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	15.12	5.20	7.86
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Columbia Thermostat Fund℠ | Institutional 2 Class | ASR235_15_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Asset Categories

Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Institutional 2 Class | ASR235_15_(02/26) |

Columbia Thermostat Fund℠

Institutional 3 Class | CYYYX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$16	0.15%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Columbia Thermostat Fund℠ | Institutional 3 Class | ASR235_17_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Thermostat Fund℠ Institutional 3 Class ($21,399)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,859	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,190	$10,303	$10,228	$10,135
04/16	$10,282	$10,343	$10,268	$10,174
05/16	$10,331	$10,345	$10,361	$10,357
06/16	$10,374	$10,531	$10,468	$10,384
07/16	$10,504	$10,598	$10,694	$10,766
08/16	$10,526	$10,586	$10,695	$10,782
09/16	$10,554	$10,580	$10,693	$10,784
10/16	$10,475	$10,499	$10,555	$10,587
11/16	$10,432	$10,250	$10,625	$10,979
12/16	$10,476	$10,265	$10,738	$11,196
01/17	$10,534	$10,285	$10,850	$11,408
02/17	$10,621	$10,354	$11,102	$11,861
03/17	$10,635	$10,349	$11,105	$11,875
04/17	$10,715	$10,428	$11,205	$11,997
05/17	$10,809	$10,509	$11,327	$12,166
06/17	$10,819	$10,498	$11,357	$12,242
07/17	$10,900	$10,543	$11,498	$12,494
08/17	$10,945	$10,638	$11,567	$12,532
09/17	$10,982	$10,587	$11,659	$12,790
10/17	$11,019	$10,593	$11,798	$13,089
11/17	$11,033	$10,580	$11,972	$13,490
12/17	$11,067	$10,628	$12,066	$13,640
01/18	$11,067	$10,506	$12,342	$14,421
02/18	$10,998	$10,406	$12,056	$13,890
03/18	$11,044	$10,473	$11,941	$13,537
04/18	$10,991	$10,395	$11,920	$13,589
05/18	$11,113	$10,469	$12,106	$13,916
06/18	$11,131	$10,456	$12,136	$14,002
07/18	$11,200	$10,459	$12,363	$14,523
08/18	$11,301	$10,526	$12,604	$14,996
09/18	$11,247	$10,458	$12,599	$15,081
10/18	$11,053	$10,376	$12,119	$14,050
11/18	$11,131	$10,438	$12,279	$14,337
12/18	$11,091	$10,630	$11,837	$13,042
01/19	$11,470	$10,742	$12,374	$14,087
02/19	$11,584	$10,736	$12,569	$14,540
03/19	$11,753	$10,942	$12,812	$14,822
04/19	$11,826	$10,945	$13,073	$15,422
05/19	$11,737	$11,139	$12,774	$14,442
06/19	$12,165	$11,279	$13,304	$15,460
07/19	$12,246	$11,304	$13,414	$15,682
08/19	$12,368	$11,597	$13,482	$15,434
09/19	$12,401	$11,535	$13,572	$15,723
10/19	$12,523	$11,570	$13,740	$16,063
11/19	$12,686	$11,564	$13,985	$16,646
12/19	$12,780	$11,556	$14,192	$17,149
01/20	$12,943	$11,778	$14,325	$17,142
02/20	$12,985	$11,990	$13,865	$15,731
03/20	$12,994	$11,920	$12,968	$13,788
04/20	$14,130	$12,132	$13,914	$15,555
05/20	$14,523	$12,188	$14,278	$16,296
06/20	$14,730	$12,265	$14,465	$16,620
07/20	$15,231	$12,448	$14,981	$17,558
08/20	$15,655	$12,348	$15,459	$18,820
09/20	$15,456	$12,341	$15,161	$18,105
10/20	$15,274	$12,286	$14,925	$17,623
11/20	$16,208	$12,406	$15,815	$19,552
12/20	$16,576	$12,424	$16,130	$20,304
01/21	$16,521	$12,334	$15,991	$20,099
02/21	$16,722	$12,156	$16,096	$20,653
03/21	$16,951	$12,005	$16,348	$21,558
04/21	$17,408	$12,099	$16,849	$22,708
05/21	$17,482	$12,139	$16,935	$22,867
06/21	$17,594	$12,224	$17,192	$23,401
07/21	$17,742	$12,361	$17,493	$23,956
08/21	$17,770	$12,337	$17,742	$24,685
09/21	$17,556	$12,231	$17,253	$23,537
10/21	$17,612	$12,227	$17,855	$25,186
11/21	$17,612	$12,263	$17,819	$25,011
12/21	$17,656	$12,232	$18,196	$26,132
01/22	$17,257	$11,968	$17,529	$24,780
02/22	$17,036	$11,835	$17,169	$24,038
03/22	$16,626	$11,506	$17,249	$24,931
04/22	$15,964	$11,069	$16,170	$22,757
05/22	$16,101	$11,141	$16,236	$22,798
06/22	$15,490	$10,966	$15,439	$20,916
07/22	$16,116	$11,234	$16,339	$22,845
08/22	$15,702	$10,917	$15,775	$21,913
09/22	$14,800	$10,445	$14,708	$19,895
10/22	$15,023	$10,310	$15,208	$21,506
11/22	$15,596	$10,689	$15,913	$22,708
12/22	$15,393	$10,641	$15,419	$21,399
01/23	$16,045	$10,968	$16,140	$22,744
02/23	$15,665	$10,684	$15,735	$22,189
03/23	$16,066	$10,956	$16,223	$23,004
04/23	$16,153	$11,022	$16,399	$23,363
05/23	$16,088	$10,902	$16,345	$23,464
06/23	$16,377	$10,863	$16,856	$25,015
07/23	$16,507	$10,856	$17,121	$25,818
08/23	$16,333	$10,786	$16,930	$25,407
09/23	$15,844	$10,512	$16,311	$24,196
10/23	$15,518	$10,346	$16,011	$23,687
11/23	$16,485	$10,815	$17,105	$25,850
12/23	$17,199	$11,229	$17,821	$27,025
01/24	$17,211	$11,198	$17,946	$27,479
02/24	$17,065	$11,040	$18,299	$28,946
03/24	$17,244	$11,142	$18,677	$29,878
04/24	$16,753	$10,860	$18,060	$28,657
05/24	$17,378	$11,044	$18,661	$30,078
06/24	$17,717	$11,149	$19,084	$31,157
07/24	$18,121	$11,409	$19,423	$31,537
08/24	$18,614	$11,573	$19,798	$32,302
09/24	$18,804	$11,728	$20,142	$32,992
10/24	$18,412	$11,437	$19,801	$32,692
11/24	$18,939	$11,558	$20,487	$34,611
12/24	$18,576	$11,369	$20,075	$33,786
01/25	$18,830	$11,430	$20,408	$34,727
02/25	$19,015	$11,681	$20,499	$34,274
03/25	$18,668	$11,685	$19,926	$32,343
04/25	$18,969	$11,731	$19,897	$32,124
05/25	$19,571	$11,647	$20,452	$34,146
06/25	$20,223	$11,826	$21,129	$35,882
07/25	$20,398	$11,795	$21,339	$36,687
08/25	$20,723	$11,936	$21,683	$37,431
09/25	$21,083	$12,067	$22,196	$38,797
10/25	$21,304	$12,142	$22,526	$39,706
11/25	$21,386	$12,217	$22,623	$39,803
12/25	$21,399	$12,199	$22,613	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	15.20	5.24	7.90
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Columbia Thermostat Fund℠ | Institutional 3 Class | ASR235_17_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Asset Categories

Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Institutional 3 Class | ASR235_17_(02/26) |

Columbia Thermostat Fund℠

Institutional Class | COTZX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$26	0.24%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation effect | The Fund began the year underweight in equities, increased exposure to 50% during April’s market volatility, and subsequently reduced it to end the year at 30%. This buy low, sell high framework aided performance as the Fund’s positioning was the primary driver of performance throughout the year.

Style effect | Style effects in both equity and fixed income contributed to performance over the year. Within equities, our tilt to growth contributed to relative performance, and was enough to offset negative performance from an overweight to small caps. Within fixed income, a tilt towards mortgage-backed securities positively contributed to performance over the year.

Manager selection effect |Manager selection moderately contributed to performance over the year. Fixed income results were positive, primarily due to performance in the Columbia Total Return Bond Fund.

Top Performance Detractors

Style effect | Within equities, our overweight to small caps detracted from Fund performance. Within fixed income, Treasuries detracted from performance.

Manager selection effect | Performance in the Columbia Research Enhanced Core ETF and Columbia Cornerstone Growth Fund were the largest detractors from relative equity performance.

Columbia Thermostat Fund℠ | Institutional Class | ASR235_08_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Thermostat Fund℠ Institutional Class ($21,218)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$10,138	$9,821	$9,504
02/16	$9,873	$10,210	$9,849	$9,491
03/16	$10,184	$10,303	$10,228	$10,135
04/16	$10,276	$10,343	$10,268	$10,174
05/16	$10,326	$10,345	$10,361	$10,357
06/16	$10,369	$10,531	$10,468	$10,384
07/16	$10,499	$10,598	$10,694	$10,766
08/16	$10,521	$10,586	$10,695	$10,782
09/16	$10,550	$10,580	$10,693	$10,784
10/16	$10,470	$10,499	$10,555	$10,587
11/16	$10,427	$10,250	$10,625	$10,979
12/16	$10,472	$10,265	$10,738	$11,196
01/17	$10,530	$10,285	$10,850	$11,408
02/17	$10,610	$10,354	$11,102	$11,861
03/17	$10,632	$10,349	$11,105	$11,875
04/17	$10,705	$10,428	$11,205	$11,997
05/17	$10,799	$10,509	$11,327	$12,166
06/17	$10,809	$10,498	$11,357	$12,242
07/17	$10,890	$10,543	$11,498	$12,494
08/17	$10,935	$10,638	$11,567	$12,532
09/17	$10,965	$10,587	$11,659	$12,790
10/17	$11,002	$10,593	$11,798	$13,089
11/17	$11,017	$10,580	$11,972	$13,490
12/17	$11,050	$10,628	$12,066	$13,640
01/18	$11,050	$10,506	$12,342	$14,421
02/18	$10,981	$10,406	$12,056	$13,890
03/18	$11,027	$10,473	$11,941	$13,537
04/18	$10,973	$10,395	$11,920	$13,589
05/18	$11,088	$10,469	$12,106	$13,916
06/18	$11,114	$10,456	$12,136	$14,002
07/18	$11,176	$10,459	$12,363	$14,523
08/18	$11,277	$10,526	$12,604	$14,996
09/18	$11,223	$10,458	$12,599	$15,081
10/18	$11,029	$10,376	$12,119	$14,050
11/18	$11,106	$10,438	$12,279	$14,337
12/18	$11,063	$10,630	$11,837	$13,042
01/19	$11,444	$10,742	$12,374	$14,087
02/19	$11,550	$10,736	$12,569	$14,540
03/19	$11,728	$10,942	$12,812	$14,822
04/19	$11,801	$10,945	$13,073	$15,422
05/19	$11,704	$11,139	$12,774	$14,442
06/19	$12,124	$11,279	$13,304	$15,460
07/19	$12,214	$11,304	$13,414	$15,682
08/19	$12,328	$11,597	$13,482	$15,434
09/19	$12,361	$11,535	$13,572	$15,723
10/19	$12,483	$11,570	$13,740	$16,063
11/19	$12,647	$11,564	$13,985	$16,646
12/19	$12,739	$11,556	$14,192	$17,149
01/20	$12,893	$11,778	$14,325	$17,142
02/20	$12,944	$11,990	$13,865	$15,731
03/20	$12,953	$11,920	$12,968	$13,788
04/20	$14,074	$12,132	$13,914	$15,555
05/20	$14,468	$12,188	$14,278	$16,296
06/20	$14,675	$12,265	$14,465	$16,620
07/20	$15,169	$12,448	$14,981	$17,558
08/20	$15,593	$12,348	$15,459	$18,820
09/20	$15,394	$12,341	$15,161	$18,105
10/20	$15,212	$12,286	$14,925	$17,623
11/20	$16,139	$12,406	$15,815	$19,552
12/20	$16,514	$12,424	$16,130	$20,304
01/21	$16,449	$12,334	$15,991	$20,099
02/21	$16,651	$12,156	$16,096	$20,653
03/21	$16,871	$12,005	$16,348	$21,558
04/21	$17,330	$12,099	$16,849	$22,708
05/21	$17,403	$12,139	$16,935	$22,867
06/21	$17,515	$12,224	$17,192	$23,401
07/21	$17,664	$12,361	$17,493	$23,956
08/21	$17,692	$12,337	$17,742	$24,685
09/21	$17,469	$12,231	$17,253	$23,537
10/21	$17,534	$12,227	$17,855	$25,186
11/21	$17,524	$12,263	$17,819	$25,011
12/21	$17,573	$12,232	$18,196	$26,132
01/22	$17,173	$11,968	$17,529	$24,780
02/22	$16,952	$11,835	$17,169	$24,038
03/22	$16,541	$11,506	$17,249	$24,931
04/22	$15,888	$11,069	$16,170	$22,757
05/22	$16,015	$11,141	$16,236	$22,798
06/22	$15,413	$10,966	$15,439	$20,916
07/22	$16,030	$11,234	$16,339	$22,845
08/22	$15,626	$10,917	$15,775	$21,913
09/22	$14,711	$10,445	$14,708	$19,895
10/22	$14,935	$10,310	$15,208	$21,506
11/22	$15,509	$10,689	$15,913	$22,708
12/22	$15,302	$10,641	$15,419	$21,399
01/23	$15,954	$10,968	$16,140	$22,744
02/23	$15,574	$10,684	$15,735	$22,189
03/23	$15,976	$10,956	$16,223	$23,004
04/23	$16,063	$11,022	$16,399	$23,363
05/23	$15,987	$10,902	$16,345	$23,464
06/23	$16,275	$10,863	$16,856	$25,015
07/23	$16,406	$10,856	$17,121	$25,818
08/23	$16,232	$10,786	$16,930	$25,407
09/23	$15,742	$10,512	$16,311	$24,196
10/23	$15,415	$10,346	$16,011	$23,687
11/23	$16,384	$10,815	$17,105	$25,850
12/23	$17,086	$11,229	$17,821	$27,025
01/24	$17,097	$11,198	$17,946	$27,479
02/24	$16,952	$11,040	$18,299	$28,946
03/24	$17,120	$11,142	$18,677	$29,878
04/24	$16,639	$10,860	$18,060	$28,657
05/24	$17,254	$11,044	$18,661	$30,078
06/24	$17,593	$11,149	$19,084	$31,157
07/24	$17,985	$11,409	$19,423	$31,537
08/24	$18,479	$11,573	$19,798	$32,302
09/24	$18,669	$11,728	$20,142	$32,992
10/24	$18,277	$11,437	$19,801	$32,692
11/24	$18,804	$11,558	$20,487	$34,611
12/24	$18,448	$11,369	$20,075	$33,786
01/25	$18,691	$11,430	$20,408	$34,727
02/25	$18,864	$11,681	$20,499	$34,274
03/25	$18,529	$11,685	$19,926	$32,343
04/25	$18,829	$11,731	$19,897	$32,124
05/25	$19,419	$11,647	$20,452	$34,146
06/25	$20,060	$11,826	$21,129	$35,882
07/25	$20,235	$11,795	$21,339	$36,687
08/25	$20,560	$11,936	$21,683	$37,431
09/25	$20,909	$12,067	$22,196	$38,797
10/25	$21,130	$12,142	$22,526	$39,706
11/25	$21,211	$12,217	$22,623	$39,803
12/25	$21,218	$12,199	$22,613	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	15.02	5.14	7.81
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.50
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables, the form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Fund net assets	$1,296,646,599
Total number of portfolio holdings	13
Management services fees (represents 0.10% of Fund average net assets)	$1,237,358
Portfolio turnover for the reporting period	84%

Columbia Thermostat Fund℠ | Institutional Class | ASR235_08_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia Total Return Bond Fund, Institutional 3 Class	17.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	13.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	13.8%
Columbia Quality Income Fund, Institutional 3 Class	10.4%
Columbia Contrarian Core Fund, Institutional 3 Class	7.6%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	7.5%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Diversified Fixed Income Allocation ETF	6.9%
Columbia Large Cap Index Fund, Institutional 3 Class	6.0%
Columbia Research Enhanced Core ETF	6.0%

Asset Categories

Fixed Income Funds	62.5%
Equity Funds	24.1%
Exchange-Traded Fixed Income Funds	6.9%
Exchange-Traded Equity Funds	6.0%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Institutional Class | ASR235_08_(02/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Audit fees (a)	120,980	128,174	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	73,818	71,053	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Additional Information
December 31, 2025
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Acorn Trust | 2025

Portfolio of Investments
Columbia Acorn® Fund, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 0.8%
Media 0.8%
NIQ Global Intelligence PLC(a)	1,232,928	20,330,983
Total Communication Services		20,330,983
Consumer Discretionary 11.0%
Automobile Components 1.3%
Dorman Products, Inc.(a)	261,776	32,248,185
Hotels, Restaurants & Leisure 4.2%
Churchill Downs, Inc.	455,619	51,840,330
Wingstop, Inc.	206,819	49,324,263
Total		101,164,593
Household Durables 5.0%
Cavco Industries, Inc.(a)	74,404	43,953,419
SharkNinja, Inc.(a)	262,983	29,427,798
TopBuild Corp.(a)	116,923	48,779,106
Total		122,160,323
Specialty Retail 0.5%
Five Below, Inc.(a)	64,861	12,217,218
Total Consumer Discretionary		267,790,319
Consumer Staples 4.6%
Consumer Staples Distribution & Retail 2.2%
BJ’s Wholesale Club Holdings, Inc.(a)	378,441	34,071,044
Sprouts Farmers Market, Inc.(a)	248,151	19,770,190
Total		53,841,234
Household Products 1.1%
WD-40 Co.	133,886	26,362,153
Personal Care Products 1.3%
elf Beauty, Inc.(a)	423,227	32,182,181
Total Consumer Staples		112,385,568
Energy 1.9%
Energy Equipment & Services 0.9%
TechnipFMC PLC	492,942	21,965,495
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.0%
Antero Resources Corp.(a)	355,938	12,265,624
EQT Corp.	217,207	11,642,295
Total		23,907,919
Total Energy		45,873,414
Financials 10.6%
Banks 1.7%
Lakeland Financial Corp.	214,229	12,223,907
Western Alliance Bancorp	355,644	29,898,991
Total		42,122,898
Capital Markets 7.5%
Blue Owl Capital, Inc.	1,391,042	20,782,167
Carlyle Group, Inc. (The)	841,679	49,751,646
GCM Grosvenor, Inc., Class A(b)	4,428,750	50,133,450
Miami International Holdings, Inc.(a)	375,067	16,645,473
Moelis & Co., ADR, Class A	355,675	24,449,100
StoneX Group, Inc.(a)	210,427	20,017,921
Total		181,779,757
Insurance 1.4%
Ryan Specialty Holdings, Inc., Class A	647,394	33,424,952
Total Financials		257,327,607
Health Care 20.9%
Biotechnology 6.5%
Absci Corp.(a)	2,566,842	8,958,279
Annexon, Inc.(a)	1,786,958	8,970,529
BridgeBio Pharma, Inc.(a)	283,462	21,682,008
Insmed, Inc.(a)	292,031	50,825,075
Madrigal Pharmaceuticals, Inc.(a)	13,617	7,929,724
Neurocrine Biosciences, Inc.(a)	116,190	16,479,228
Nuvalent, Inc., Class A(a)	174,598	17,562,813
Revolution Medicines, Inc.(a)	247,625	19,723,331
Vaxcyte, Inc.(a)	153,523	7,083,551
Total		159,214,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.7%
Glaukos Corp.(a)	277,848	31,371,818
iRhythm Technologies, Inc.(a)	69,873	12,398,265
Masimo Corp.(a)	320,808	41,724,289
Penumbra, Inc.(a)	90,129	28,022,007
Total		113,516,379
Health Care Providers & Services 5.4%
Alignment Healthcare, Inc.(a)	1,480,873	29,247,242
Billiontoone, Inc., Class A(a)	79,938	6,542,126
Encompass Health Corp.	287,135	30,476,509
Guardant Health, Inc.(a)	83,871	8,566,584
HealthEquity, Inc.(a)	445,107	40,776,252
Pennant Group, Inc. (The)(a)	584,838	16,463,190
Total		132,071,903
Health Care Technology 0.9%
Doximity, Inc., Class A(a)	249,335	11,040,554
Phreesia, Inc.(a)	631,324	10,682,002
Total		21,722,556
Life Sciences Tools & Services 2.4%
Adaptive Biotechnologies Corp.(a)	833,223	13,531,541
BioLife Solutions, Inc.(a)	696,462	16,840,451
Bio-Techne Corp.	172,270	10,131,199
Charles River Laboratories International, Inc.(a)	12,672	2,527,811
DNA Script(a),(c),(d),(e)	1,139	89,683
Fortrea Holdings, Inc.(a)	228,661	3,944,402
ICON PLC(a)	58,336	10,629,986
Total		57,695,073
Pharmaceuticals 1.0%
AtaiBeckley, Inc.(a)	909,728	3,720,788
Corcept Therapeutics, Inc.(a)	126,858	4,414,658
Crinetics Pharmaceuticals, Inc.(a)	148,722	6,923,009
Mind Medicine MindMed, Inc.(a)	419,255	5,613,824
Terns Pharmaceuticals, Inc.(a)	120,565	4,870,826
Total		25,543,105
Total Health Care		509,763,554
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 27.2%
Aerospace & Defense 8.4%
Aerovironment, Inc.(a)	120,709	29,198,300
Axon Enterprise, Inc.(a)	56,304	31,976,731
Beta Technologies, Inc., Class A(a)	473,817	13,366,377
Curtiss-Wright Corp.	66,729	36,785,696
Karman Holdings, Inc.(a)	163,312	11,949,539
Kratos Defense & Security Solutions, Inc.(a)	302,224	22,941,824
Moog, Inc., Class A	44,900	10,935,395
VSE Corp.	274,746	47,467,866
Total		204,621,728
Building Products 2.4%
Janus International Group, Inc.(a)	3,345,300	21,878,262
Modine Manufacturing Co.(a)	278,599	37,195,753
Total		59,074,015
Commercial Services & Supplies 0.6%
Healthcare Services Group, Inc.(a)	784,900	15,007,288
Construction & Engineering 3.4%
MasTec, Inc.(a)	127,639	27,744,889
MYR Group, Inc.(a)	54,984	12,014,004
Sterling Infrastructure, Inc.(a)	136,490	41,797,333
Total		81,556,226
Electrical Equipment 1.0%
Bloom Energy Corp., Class A(a)	288,864	25,099,393
Machinery 3.9%
Esab Corp.	255,766	28,574,177
Mueller Water Products, Inc., Class A	1,095,532	26,095,572
SPX Technologies, Inc.(a)	206,693	41,351,002
Total		96,020,751
Marine Transportation 0.8%
Matson, Inc.	148,213	18,311,716
Professional Services 3.2%
Parsons Corp.(a)	607,607	37,550,112
Paylocity Holding Corp.(a)	167,076	25,479,090
Willdan Group, Inc.(a)	137,807	14,285,074
Total		77,314,276
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.5%
Applied Industrial Technologies, Inc.	111,988	28,755,159
FTAI Aviation Ltd.	226,826	44,650,698
McGrath Rentcorp	117,334	12,311,857
Total		85,717,714
Total Industrials		662,723,107
Information Technology 19.8%
Communications Equipment 1.5%
InterDigital, Inc.	30,477	9,703,267
Viavi Solutions, Inc.(a)	1,429,365	25,471,285
Total		35,174,552
Electronic Equipment, Instruments & Components 4.5%
Celestica, Inc.(a)	183,657	54,290,846
Coherent Corp.(a)	209,402	38,649,327
Ingram Micro Holding Corp.	815,196	17,396,282
Total		110,336,455
IT Services 0.9%
Applied Digital Corp.(a)	223,784	5,487,184
Globant SA(a)	261,831	17,115,892
Total		22,603,076
Semiconductors & Semiconductor Equipment 4.7%
Credo Technology Group Holding Ltd.(a)	127,287	18,315,327
Lattice Semiconductor Corp.(a)	317,863	23,388,360
Marvell Technology, Inc.	298,398	25,357,862
Semtech Corp.(a)	421,296	31,045,302
SiTime Corp.(a)	13,575	4,794,554
Tower Semiconductor Ltd.(a)	88,489	10,390,378
Total		113,291,783
Software 8.2%
Alkami Technology, Inc.(a)	551,588	12,725,135
Braze, Inc., Class A(a)	388,294	13,314,601
CommVault Systems, Inc.(a)	59,709	7,485,120
Dynatrace, Inc.(a)	510,994	22,146,480
Gen Digital, Inc.	934,931	25,420,774
Common Stocks (continued)
Issuer	Shares	Value ($)
Gitlab, Inc., Class A(a)	335,015	12,573,113
Hut 8 Corp.(a)	143,439	6,589,588
Monday.com Ltd.(a)	106,304	15,686,218
SailPoint, Inc.(a)	820,219	16,593,030
SPS Commerce, Inc.(a)	109,588	9,767,579
Unity Software, Inc.(a)	235,627	10,407,645
Varonis Systems, Inc.(a)	376,989	12,365,239
Vertex, Inc.(a)	381,861	7,625,764
Workiva, Inc., Class A(a)	110,454	9,526,658
Zeta Global Holdings Corp., Class A(a)	895,992	18,233,437
Total		200,460,381
Total Information Technology		481,866,247
Real Estate 1.5%
Real Estate Management & Development 1.5%
Colliers International Group, Inc.	247,867	36,438,927
Total Real Estate		36,438,927
Total Common Stocks (Cost $1,976,251,331)		2,394,499,726

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
International 0.3%
Global X Blockchain ETF	117,737	7,521,040
Sector 0.7%
State Street SPDR S&P Biotech ETF	140,554	17,137,749
Total Exchange-Traded Equity Funds (Cost $23,600,764)		24,658,789

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 3.825%(b),(f)	15,283,690	15,279,105
Total Money Market Funds (Cost $15,275,242)		15,279,105
Total Investments in Securities (Cost: $2,015,127,337)		2,434,437,620
Other Assets & Liabilities, Net		1,423,099
Net Assets		2,435,860,719
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	28,748,849	597,196,357	(610,664,738)	(1,363)	15,279,105	(2,153)	1,443,441	15,283,690
GCM Grosvenor, Inc., Class A
	60,670,978	1,799,376	(8,558,880)	(3,778,024)	50,133,450	623,174	1,268,172	4,428,750
Total	89,419,827			(3,779,387)	65,412,555	621,021	2,711,613

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $89,683, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $89,683, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	89,683

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, December 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	20,330,983	—	—	20,330,983
Consumer Discretionary	267,790,319	—	—	267,790,319
Consumer Staples	112,385,568	—	—	112,385,568
Energy	45,873,414	—	—	45,873,414
Financials	257,327,607	—	—	257,327,607
Health Care	509,673,871	—	89,683	509,763,554
Industrials	662,723,107	—	—	662,723,107
Information Technology	481,866,247	—	—	481,866,247
Real Estate	36,438,927	—	—	36,438,927
Total Common Stocks	2,394,410,043	—	89,683	2,394,499,726
Exchange-Traded Equity Funds	24,658,789	—	—	24,658,789
Money Market Funds	15,279,105	—	—	15,279,105
Total Investments in Securities	2,434,347,937	—	89,683	2,434,437,620
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Acorn International®, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Australia 2.7%
CAR Group Ltd.	567,683	11,626,873
Pro Medicus Ltd.	70,767	10,393,068
Total		22,019,941
Canada 0.5%
CCL Industries, Inc., Class B	64,213	4,056,149
China 0.9%
Silergy Corp.	1,138,000	6,901,660
Finland 3.7%
Konecranes OYJ	139,832	15,312,374
Valmet OYJ	442,703	14,630,341
Total		29,942,715
France 2.9%
Gaztransport Et Technigaz SA	63,347	11,623,333
Robertet SA	5,645	5,824,656
Virbac SA	13,867	5,814,471
Total		23,262,460
Germany 6.4%
Atoss Software SE	61,451	8,303,207
CTS Eventim AG & Co. KGaA	170,821	15,637,355
Hypoport SE(a)	50,632	7,559,734
Nemetschek SE	146,401	15,839,162
Renk Group AG	64,836	4,040,667
Total		51,380,125
Greece 1.7%
National Bank of Greece SA	914,195	13,943,716
Ireland 2.6%
Bank of Ireland Group PLC	1,089,587	20,838,686
Italy 3.3%
Carel Industries SpA	241,694	6,944,320
Prysmian SpA	194,146	19,367,491
Total		26,311,811
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 39.2%
Asics Corp.	240,200	5,766,354
BayCurrent, Inc.	116,500	4,830,521
Capcom Co., Ltd.	840,500	19,524,010
Disco Corp.	48,800	14,867,519
DMG Mori Co., Ltd.	312,400	5,264,455
Gunma Bank Ltd. (The)	748,400	8,268,813
Ibiden Co., Ltd.	170,200	7,351,262
Kokusai Electric Corp.	562,500	19,671,834
Kraftia Corp.	344,600	16,947,838
Kyoritsu Maintenance Co., Ltd.	607,100	10,822,305
MatsukiyoCocokara & Co.	538,300	9,319,903
Modec, Inc.	60,600	4,600,424
Nippon Sanso Holdings Corp.	432,900	12,932,489
Nissin Foods Holdings Co., Ltd.	363,100	6,749,372
Niterra Co., Ltd.	475,400	20,945,306
Nomura Real Estate Holdings, Inc.	2,734,500	16,881,042
Omron Corp.	409,300	10,355,244
Open House Co., Ltd.	82,200	4,825,087
Recruit Holdings Co., Ltd.	181,400	10,193,153
Renesas Electronics Corp.(a)	863,100	11,821,753
Sanwa Holdings Corp.	495,050	12,890,207
Sekisui Chemical Co., Ltd.	720,000	12,108,430
Shimadzu Corp.	141,000	3,753,647
Simplex Holdings, Inc.	2,400,400	16,122,847
Suntory Beverage & Food Ltd.	463,600	13,942,103
Taisei Corp.	253,400	24,014,952
Yaskawa Electric Corp.	354,900	10,789,452
Total		315,560,322
Jersey 0.9%
Yellow Cake PLC(a)	890,470	7,049,728
Luxembourg 0.8%
CVC Capital Partners PLC(b)	391,081	6,549,636
Mexico 0.6%
Corporación Inmobiliaria Vesta SAB de CV	1,582,900	4,841,657
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 2.1%
BE Semiconductor Industries NV	108,708	16,994,981
New Zealand 2.2%
Fisher & Paykel Healthcare Corp., Ltd.	819,257	17,799,945
Sweden 4.7%
AddTech AB, B Shares	315,479	11,110,732
Hexagon AB, Class B	1,545,048	18,198,663
Munters Group AB	478,905	8,783,235
Total		38,092,630
Switzerland 5.1%
Belimo Holding AG, Registered Shares	12,549	12,261,170
Inficon Holding AG, Registered Shares	60,601	7,498,330
Interroll Holding AG, Registered Shares	1,427	3,948,375
Kardex Holding AG	24,629	8,529,723
VAT Group AG	19,160	9,198,715
Total		41,436,313
United Kingdom 16.1%
Ashtead Group PLC	222,079	15,141,169
Auto Trader Group PLC	1,459,202	11,512,172
Babcock International Group PLC	1,053,570	17,557,544
Baltic Classifieds Group PLC	2,676,145	7,322,839
Common Stocks (continued)
Issuer	Shares	Value ($)
ConvaTec Group PLC	4,036,411	13,178,535
Halma PLC	457,501	21,715,226
Howden Joinery Group PLC	525,766	5,884,127
ICG PLC	623,353	17,189,707
Rightmove PLC	1,307,674	9,136,333
Safestore Holdings PLC	1,099,285	10,905,910
Total		129,543,562
United States 3.3%
CRH PLC	138,047	17,153,927
Interparfums, Inc.	116,341	9,869,207
Total		27,023,134
Total Common Stocks (Cost $583,483,523)		803,549,171

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	4,176,926	4,175,673
Total Money Market Funds (Cost $4,175,497)		4,175,673
Total Investments in Securities (Cost $587,659,020)		807,724,844
Other Assets & Liabilities, Net		(1,828,983)
Net Assets		$805,895,861
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $6,549,636, which represents 0.81% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	3,715,484	203,705,268	(203,245,255)	176	4,175,673	(1,405)	336,167	4,176,926
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, December 31, 2025
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	22,019,941	—	22,019,941
Canada	4,056,149	—	—	4,056,149
China	—	6,901,660	—	6,901,660
Finland	—	29,942,715	—	29,942,715
France	5,824,656	17,437,804	—	23,262,460
Germany	—	51,380,125	—	51,380,125
Greece	—	13,943,716	—	13,943,716
Ireland	—	20,838,686	—	20,838,686
Italy	—	26,311,811	—	26,311,811
Japan	9,319,903	306,240,419	—	315,560,322
Jersey	—	7,049,728	—	7,049,728
Luxembourg	—	6,549,636	—	6,549,636
Mexico	4,841,657	—	—	4,841,657
Netherlands	—	16,994,981	—	16,994,981
New Zealand	—	17,799,945	—	17,799,945
Sweden	—	38,092,630	—	38,092,630
Switzerland	—	41,436,313	—	41,436,313
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	18,228,749	111,314,813	—	129,543,562
United States	9,869,207	17,153,927	—	27,023,134
Total Common Stocks	52,140,321	751,408,850	—	803,549,171
Money Market Funds	4,175,673	—	—	4,175,673
Total Investments in Securities	56,315,994	751,408,850	—	807,724,844
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Acorn International SelectSM, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Australia 1.1%
CSL Ltd.	19,170	2,206,112
Canada 0.6%
Shopify, Inc., Class A(a)	6,966	1,121,625
Denmark 1.5%
Novo Nordisk A/S, Class B	59,175	3,001,266
Finland 1.0%
Konecranes OYJ	17,648	1,932,553
France 18.1%
Airbus Group SE	26,349	6,118,870
Cie de Saint-Gobain SA	40,600	4,128,691
EssilorLuxottica SA	11,484	3,631,217
Legrand SA	13,158	1,956,105
LVMH Moet Hennessy Louis Vuitton SE	8,139	6,134,655
Publicis Groupe SA	44,604	4,632,024
Schneider Electric SE	29,845	8,164,854
TotalEnergies SE	21,939	1,430,379
Total		36,196,795
Germany 7.6%
Adidas AG	22,562	4,464,704
Deutsche Telekom AG, Registered Shares	123,264	4,012,374
Nemetschek SE	25,067	2,712,005
Renk Group AG	15,769	982,745
SAP SE	12,455	3,026,173
Total		15,198,001
Ireland 2.6%
Bank of Ireland Group PLC	268,505	5,135,240
Italy 1.8%
Prysmian SpA	36,742	3,665,285
Japan 27.9%
BayCurrent, Inc.	26,300	1,090,495
Capcom Co., Ltd.	212,900	4,945,463
Daikin Industries Ltd.	20,000	2,557,836
Disco Corp.	12,700	3,869,211
Gunma Bank Ltd. (The)	273,500	3,021,807
Ibiden Co., Ltd.	41,200	1,779,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Kokusai Electric Corp.	100,600	3,518,198
MatsukiyoCocokara & Co.	129,100	2,235,184
Niterra Co., Ltd.	98,300	4,330,929
Nomura Real Estate Holdings, Inc.	322,000	1,987,821
Omron Corp.	98,800	2,499,629
ORIX Corp.	69,500	2,032,686
Recruit Holdings Co., Ltd.	59,500	3,343,399
Sekisui Chemical Co., Ltd.	88,200	1,483,283
Shimadzu Corp.	54,900	1,461,526
Suntory Beverage & Food Ltd.	98,100	2,950,216
Taisei Corp.	65,200	6,179,064
Tokyo Electron Ltd.	18,400	4,098,184
Yaskawa Electric Corp.	80,700	2,453,392
Total		55,837,830
Netherlands 3.6%
ASML Holding NV	6,671	7,188,137
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	89,689	1,948,667
Spain 2.8%
Industria de Diseno Textil SA	83,602	5,514,779
Switzerland 5.7%
Belimo Holding AG, Registered Shares	1,722	1,682,503
Interroll Holding AG, Registered Shares	323	893,711
Lonza Group AG, Registered Shares	5,084	3,427,734
Nestlé SA, Registered Shares	36,109	3,584,147
VAT Group AG	3,930	1,886,793
Total		11,474,888
United Kingdom 21.6%
3i Group PLC	132,612	5,814,882
Ashtead Group PLC	65,379	4,457,488
Auto Trader Group PLC	177,233	1,398,255
Babcock International Group PLC	161,224	2,686,767
BT Group PLC	1,857,140	4,600,956
ConvaTec Group PLC	665,130	2,171,592
Halma PLC	44,904	2,131,363
ICG PLC	150,106	4,139,353
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
London Stock Exchange Group PLC	29,163	3,507,974
Reckitt Benckiser Group PLC	44,362	3,589,744
Rightmove PLC	235,662	1,646,501
Rio Tinto PLC	23,486	1,891,822
Standard Chartered PLC	210,961	5,147,542
Total		43,184,239
United States 2.3%
CRH PLC	36,450	4,529,332
Total Common Stocks (Cost $158,498,106)		198,134,749

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	2,433,514	2,432,784
Total Money Market Funds (Cost $2,432,754)		2,432,784
Total Investments in Securities (Cost $160,930,860)		200,567,533
Other Assets & Liabilities, Net		(728,260)
Net Assets		$199,839,273
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	2,828,723	37,517,856	(37,913,626)	(169)	2,432,784	534	96,429	2,433,514
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, December 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,206,112	—	2,206,112
Canada	1,121,625	—	—	1,121,625
Denmark	—	3,001,266	—	3,001,266
Finland	—	1,932,553	—	1,932,553
France	—	36,196,795	—	36,196,795
Germany	—	15,198,001	—	15,198,001
Ireland	—	5,135,240	—	5,135,240
Italy	—	3,665,285	—	3,665,285
Japan	2,235,184	53,602,646	—	55,837,830
Netherlands	—	7,188,137	—	7,188,137
New Zealand	—	1,948,667	—	1,948,667
Spain	—	5,514,779	—	5,514,779
Switzerland	—	11,474,888	—	11,474,888
United Kingdom	—	43,184,239	—	43,184,239
United States	—	4,529,332	—	4,529,332
Total Common Stocks	3,356,809	194,777,940	—	198,134,749
Money Market Funds	2,432,784	—	—	2,432,784
Total Investments in Securities	5,789,593	194,777,940	—	200,567,533
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Thermostat FundSM, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 24.1%
	Shares	Value ($)
U.S. Large Cap 24.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,443,732	97,651,520
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	473,526	39,255,313
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,429,273	97,597,120
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,500,185	77,979,626
Total		312,483,579
Total Equity Funds (Cost $261,388,479)		312,483,579

Exchange-Traded Equity Funds 6.0%

U.S. Large Cap 6.0%
Columbia Research Enhanced Core ETF(a)	1,899,723	77,584,688
Total Exchange-Traded Equity Funds (Cost $59,698,521)		77,584,688

Exchange-Traded Fixed Income Funds 6.9%

Multisector 6.9%
Columbia Diversified Fixed Income Allocation ETF(a)	4,887,459	89,709,310
Total Exchange-Traded Fixed Income Funds (Cost $88,825,465)		89,709,310

Fixed Income Funds 62.5%
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,108,133	90,648,928
Investment Grade 55.5%
Columbia Quality Income Fund, Institutional 3 Class(a)	7,385,139	134,926,489
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	19,465,314	180,248,809
Columbia Total Return Bond Fund, Institutional 3 Class(a)	7,285,995	225,428,660
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	17,921,783	179,934,702
Total		720,538,660
Total Fixed Income Funds (Cost $787,089,911)		811,187,588

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 3.825%(a),(c)	6,222,128	6,220,261
Total Money Market Funds (Cost $6,219,946)		6,220,261
Total Investments in Securities (Cost: $1,203,222,322)		1,297,185,426
Other Assets & Liabilities, Net		(538,827)
Net Assets		1,296,646,599
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	74,265,906	121,321,084	(105,751,581)	7,816,111	97,651,520	5,212,499	14,978,334	340,619	2,443,732
Columbia Cornerstone Growth Fund, Institutional 3 Class
	29,688,679	51,305,193	(44,446,605)	2,708,046	39,255,313	2,616,994	7,100,098	—	473,526
Columbia Diversified Fixed Income Allocation ETF
	89,144,643	44,441,566	(48,689,879)	4,812,980	89,709,310	—	(1,427,212)	4,006,707	4,887,459
Columbia High Yield Bond Fund, Institutional 3 Class
	90,169,866	47,176,365	(48,277,198)	1,579,895	90,648,928	—	(519,567)	5,018,100	8,108,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, December 31, 2025
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	74,525,468	124,401,326	(107,596,484)	6,266,810	97,597,120	10,358,028	9,548,287	955,845	3,429,273
Columbia Large Cap Index Fund, Institutional 3 Class
	59,756,842	110,422,775	(87,987,310)	(4,212,681)	77,979,626	18,833,477	6,676,863	811,133	1,500,185
Columbia Quality Income Fund, Institutional 3 Class
	134,970,124	72,489,488	(86,529,548)	13,996,425	134,926,489	—	(7,538,701)	5,507,976	7,385,139
Columbia Research Enhanced Core ETF
	29,495,409	110,971,409	(74,370,616)	11,488,486	77,584,688	207,480	9,730,195	515,768	1,899,723
Columbia Select Corporate Income Fund, Institutional 3 Class
	180,071,090	95,141,102	(102,462,671)	7,499,288	180,248,809	—	(3,477,236)	7,682,339	19,465,314
Columbia Short-Term Cash Fund, 3.825%
	3,388,538	124,964,336	(122,132,927)	314	6,220,261	—	(259)	215,304	6,222,128
Columbia Small Cap Index Fund, Institutional 3 Class
	28,668,806	41,403,621	(70,048,921)	(23,506)	—	—	(2,602,376)	—	—
Columbia Total Return Bond Fund, Institutional 3 Class
	225,118,342	121,430,257	(130,042,066)	8,922,127	225,428,660	—	(802,142)	10,240,945	7,285,995
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	179,923,815	97,626,677	(104,225,739)	6,609,949	179,934,702	—	(2,005,764)	5,909,799	17,921,783
Total	1,199,187,528			67,464,244	1,297,185,426	37,228,478	29,660,520	41,204,535

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, December 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	312,483,579	—	—	312,483,579
Exchange-Traded Equity Funds	77,584,688	—	—	77,584,688
Exchange-Traded Fixed Income Funds	89,709,310	—	—	89,709,310
Fixed Income Funds	811,187,588	—	—	811,187,588
Money Market Funds	6,220,261	—	—	6,220,261
Total Investments in Securities	1,297,185,426	—	—	1,297,185,426
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Acorn European FundSM, December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Austria 4.9%
BAWAG Group AG	2,951	444,462
DO & CO AG	3,247	789,886
Wienerberger AG	15,445	551,129
Total		1,785,477
Belgium 1.6%
Elia Group SA/NV	2,933	377,427
Warehouses De Pauw CVA	7,705	199,817
Total		577,244
Burkina Faso 0.6%
Endeavour Mining PLC	3,873	202,354
Denmark 1.2%
NKT A/S(a)	3,614	451,305
Finland 2.1%
Konecranes OYJ	5,515	603,923
Valmet OYJ	5,555	183,580
Total		787,503
France 13.3%
Elis SA	38,919	1,104,345
Exosens SAS	3,275	186,155
Gaztransport Et Technigaz SA	2,049	375,964
Nexans SA	6,458	949,327
SCOR SE	11,648	392,103
SPIE SA	13,963	804,987
Technip Energies NV	16,269	619,554
Virbac SA	1,046	438,591
Total		4,871,026
Germany 9.4%
AlzChem Group AG	1,405	253,790
Bilfinger SE	5,705	713,808
CTS Eventim AG & Co. KGaA	6,941	635,395
flatexDEGIRO AG	22,896	980,909
IONOS Group SE(a)	9,898	308,683
PVA TePla AG(a)	1,271	33,756
Renk Group AG	3,499	218,062
Schott Pharma AG & Co., KGaA	7,025	123,434
Common Stocks (continued)
Issuer	Shares	Value ($)
SUSS MicroTec SE	4,179	189,038
Total		3,456,875
Greece 3.8%
Alpha Bank SA	136,278	572,787
JUMBO SA	5,623	184,367
Piraeus Bank SA(a)	80,887	645,827
Total		1,402,981
Ireland 5.4%
Cairn Homes PLC	251,218	611,163
Glanbia PLC	26,061	446,847
Irish Continental Group PLC	59,876	423,605
Permanent TSB Group Holdings PLC(a)	48,061	162,101
Uniphar PLC	83,567	343,311
Total		1,987,027
Italy 6.4%
Buzzi SpA	9,542	576,825
Carel Industries SpA	7,898	226,924
De’ Longhi SpA	11,089	472,059
Hera	131,848	621,713
Intercos SpA	15,285	198,670
Reply SpA	1,866	249,847
Total		2,346,038
Jersey 0.5%
JTC PLC	10,437	180,640
Luxembourg 0.5%
Tonies SE, Class A(a)	16,151	196,895
Netherlands 3.1%
CTP NV(b)	35,710	748,281
Van Lanschot Kempen NV	6,287	389,776
Total		1,138,057
Norway 3.1%
SalMar ASA	6,941	424,221
Storebrand ASA	40,657	694,859
Total		1,119,080
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.5%
Fluidra SA	18,855	510,821
Merlin Properties Socimi SA	14,446	210,312
Vidrala SA	3,532	373,101
Viscofan SA	3,128	196,118
Total		1,290,352
Sweden 3.1%
Avanza Bank Holding AB	9,801	372,209
Hexpol AB	40,001	380,459
Nordnet AB	13,621	397,321
Total		1,149,989
Switzerland 4.6%
Accelleron Industries AG	2,213	170,681
Burckhardt Compression Holding AG	395	270,638
Comet Holding AG, Registered Shares	735	205,567
Galenica AG	2,599	320,569
Huber + Suhner AG, Registered Shares	1,111	201,490
Kardex Holding AG	942	326,241
R&S Group Holding AG	8,852	175,919
Total		1,671,105
United Kingdom 30.1%
Allfunds Group PLC	36,544	345,089
Avon Technologies PLC	8,072	197,375
Babcock International Group PLC	23,899	398,272
Beazley PLC	44,507	497,704
Breedon Group PLC	63,048	279,772
Bridgepoint Group Ltd., Registered Shares(b)	84,229	320,863
Capital & Counties Properties PLC	292,802	571,168
Chemring Group PLC	85,614	543,175
Clarkson PLC	4,702	241,245
Common Stocks (continued)
Issuer	Shares	Value ($)
ConvaTec Group PLC	116,270	379,612
CVS Group PLC	44,407	768,593
discoverIE Group plc	27,711	224,118
Genus PLC	15,587	543,984
GlobalData PLC	85,156	126,839
Howden Joinery Group PLC	16,753	187,492
ICG PLC	14,048	387,390
IG Group Holdings PLC	27,224	481,963
IMI PLC	13,001	433,673
LondonMetric Property PLC	270,050	688,479
Moonpig Group PLC	190,740	521,929
Quilter PLC(b)	283,799	700,061
Rotork PLC	85,467	374,139
Safestore Holdings PLC	73,231	726,518
Shawbrook Group PLC(a),(b)	91,314	598,201
SigmaRoc PLC(a)	293,617	502,400
Total		11,040,054
United States 0.5%
Boku, Inc.(a)	60,552	171,404
Total Common Stocks (Cost $30,639,293)		35,825,406

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	326,252	326,154
Total Money Market Funds (Cost $326,153)		326,154
Total Investments in Securities (Cost $30,965,446)		36,151,560
Other Assets & Liabilities, Net		520,814
Net Assets		$36,672,374
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $2,367,406, which represents 6.46% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, December 31, 2025
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	361,715	20,494,900	(20,530,462)	1	326,154	(185)	18,031	326,252
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	789,886	995,591	—	1,785,477
Belgium	—	577,244	—	577,244
Burkina Faso	—	202,354	—	202,354
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Denmark	—	451,305	—	451,305
Finland	—	787,503	—	787,503
France	—	4,871,026	—	4,871,026
Germany	—	3,456,875	—	3,456,875
Greece	830,194	572,787	—	1,402,981
Ireland	870,452	1,116,575	—	1,987,027
Italy	198,670	2,147,368	—	2,346,038
Jersey	180,640	—	—	180,640
Luxembourg	—	196,895	—	196,895
Netherlands	—	1,138,057	—	1,138,057
Norway	—	1,119,080	—	1,119,080
Spain	—	1,290,352	—	1,290,352
Sweden	—	1,149,989	—	1,149,989
Switzerland	320,569	1,350,536	—	1,671,105
United Kingdom	3,374,813	7,665,241	—	11,040,054
United States	171,404	—	—	171,404
Total Common Stocks	6,736,628	29,088,778	—	35,825,406
Money Market Funds	326,154	—	—	326,154
Total Investments in Securities	7,062,782	29,088,778	—	36,151,560
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities
December 31, 2025

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,960,851,976, $583,483,523, $158,498,106, respectively)	$2,369,025,065	$803,549,171	$198,134,749
Affiliated issuers (cost $54,275,361, $4,175,497, $2,432,754, respectively)	65,412,555	4,175,673	2,432,784
Foreign currency (cost $20, $5,567, $156, respectively)	21	5,556	156
Receivable for:
Investments sold	7,523,066	—	—
Capital shares sold	154,949	43,203	1,118
Dividends	511,270	818,993	240,644
Foreign tax reclaims	3,718	2,112,085	641,231
Expense reimbursement due from Investment Manager	1,043	1,794	2,114
Prepaid expenses	5,476	3,058	1,935
Deferred compensation of board members	182	—	—
Total assets	2,442,637,345	810,709,533	201,454,731
Liabilities
Payable for:
Capital shares redeemed	1,647,260	1,043,783	52,200
Management services fees	48,772	19,382	4,819
Distribution and/or service fees	3,439	796	805
Transfer agent fees	197,427	55,278	20,199
Compensation of chief compliance officer	411	139	33
IRS Closing Agreement for European Union tax reclaim	—	1,458,706	1,347,399
Compensation of board members	3,260	1,729	1,161
Other expenses	62,300	75,178	37,152
Deferred compensation of board members	4,813,757	2,158,681	151,690
Total liabilities	6,776,626	4,813,672	1,615,458
Net assets applicable to outstanding capital stock	$2,435,860,719	$805,895,861	$199,839,273
Represented by
Paid in capital	2,009,749,212	659,108,166	165,014,480
Total distributable earnings (loss)	426,111,507	146,787,695	34,824,793
Total - representing net assets applicable to outstanding capital stock	$2,435,860,719	$805,895,861	$199,839,273
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities (continued)
December 31, 2025
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Class A
Net assets	$475,067,589	$115,157,575	$116,232,705
Shares outstanding	53,123,533	5,042,393	4,090,352
Net asset value per share	$8.94	$22.84	$28.42
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.49	$24.23	$30.15
Class C
Net assets	$5,068,589	$—	$—
Shares outstanding	414,737	—	—
Net asset value per share	$12.22	$—	$—
Institutional Class
Net assets	$1,604,234,921	$515,250,718	$58,414,589
Shares outstanding	122,328,201	22,414,680	2,011,732
Net asset value per share	$13.11	$22.99	$29.04
Institutional 2 Class
Net assets	$25,586,221	$17,027,583	$3,185,122
Shares outstanding	1,766,715	741,211	108,417
Net asset value per share	$14.48	$22.97	$29.38
Institutional 3 Class
Net assets	$23,301,297	$63,201,288	$9,382,122
Shares outstanding	1,579,506	2,691,388	319,443
Net asset value per share	$14.75	$23.48	$29.37
Class S
Net assets	$302,602,102	$95,258,697	$12,624,735
Shares outstanding	23,072,127	4,143,626	434,764
Net asset value per share	$13.12	$22.99	$29.04
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities (continued)
December 31, 2025

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $30,639,293, respectively)	$—	$35,825,406
Affiliated issuers (cost $1,203,222,322, $326,153, respectively)	1,297,185,426	326,154
Receivable for:
Capital shares sold	555,264	375,283
Dividends	3,498,708	20,981
Foreign tax reclaims	—	225,149
Expense reimbursement due from Investment Manager	—	608
Due from custodian	—	35,216
Prepaid expenses	3,585	1,679
Total assets	1,301,242,983	36,810,476
Liabilities
Foreign currency (cost $—, $34,569, respectively)	—	34,569
Payable for:
Investments purchased	3,484,594	2,855
Capital shares redeemed	423,519	24,631
Management services fees	3,565	969
Distribution and/or service fees	4,963	161
Transfer agent fees	112,162	3,943
Compensation of chief compliance officer	208	6
Accounting services fees	4,089	14,100
Custodian fees	1,284	11,660
Compensation of board members	2,168	1,013
Other expenses	48,021	6,125
Deferred compensation of board members	511,811	38,070
Total liabilities	4,596,384	138,102
Net assets applicable to outstanding capital stock	$1,296,646,599	$36,672,374
Represented by
Paid in capital	1,266,323,036	31,908,852
Total distributable earnings (loss)	30,323,563	4,763,522
Total - representing net assets applicable to outstanding capital stock	$1,296,646,599	$36,672,374
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities (continued)
December 31, 2025
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$390,530,505	$23,744,500
Shares outstanding	21,556,894	975,385
Net asset value per share	$18.12	$24.34
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.23	$25.82
Class C
Net assets	$82,776,095	$—
Shares outstanding	4,537,476	—
Net asset value per share	$18.24	$—
Institutional Class
Net assets	$702,762,296	$12,927,874
Shares outstanding	39,614,610	525,727
Net asset value per share	$17.74	$24.59
Institutional 2 Class
Net assets	$92,061,165	$—
Shares outstanding	5,138,263	—
Net asset value per share	$17.92	$—
Institutional 3 Class
Net assets	$15,711,440	$—
Shares outstanding	878,904	—
Net asset value per share	$17.88	$—
Class S
Net assets	$12,805,098	$—
Shares outstanding	721,810	—
Net asset value per share	$17.74	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Operations
Year Ended December 31, 2025

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$6,855,753	$17,918,801	$4,621,843
Dividends — affiliated issuers	2,711,613	336,167	96,429
Income from securities lending — net	384,593	59,185	836
European Union tax reclaim	1,212,619	4,300,633	3,965,521
Foreign taxes withheld	(21,650)	(1,291,273)	(413,069)
IRS closing agreement for European Union tax reclaim	—	(1,458,706)	(1,347,399)
Total income	11,142,928	19,864,807	6,924,161
Expenses:
Management services fees	17,699,069	7,533,596	1,715,600
Distribution and/or service fees
Class A	1,221,225	310,804	287,983
Class C	57,542	—	—
Transfer agent fees
Class A	420,011	137,641	217,758
Class C	4,936	—	—
Institutional Class	1,401,691	600,325	108,174
Institutional 2 Class	13,391	9,785	1,960
Institutional 3 Class	1,340	4,127	423
Class S	267,957	119,270	23,704
Administration fees	322,198	110,533	23,974
Custodian fees	18,466	84,144	24,024
Printing and postage fees	111,630	89,433	48,975
Registration fees	97,431	82,166	78,614
Accounting services fees	28,991	39,766	35,117
Legal fees	69,221	27,544	18,624
Line of credit interest	—	4,275	60
Compensation of chief compliance officer	372	120	30
Compensation of board members	70,633	30,037	14,097
Deferred compensation of board members	261,690	118,833	14,940
Other	130,074	121,013	64,461
Total expenses	22,197,868	9,423,412	2,678,518
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(609,314)	(831,097)	(685,120)
Fees waived by transfer agent
Institutional 2 Class	—	—	(79)
Institutional 3 Class	—	—	(146)
Expense reduction	(4,994)	(3,851)	(5,620)
Total net expenses	21,583,560	8,588,464	1,987,553
Net investment income (loss)	(10,440,632)	11,276,343	4,936,608
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	203,989,324	29,651,923	10,446,816
Investments — affiliated issuers	621,021	(1,405)	534
Foreign currency translations	—	(144,433)	45,735
Net realized gain	204,610,345	29,506,085	10,493,085
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(83,945,647)	63,705,708	20,751,778
Investments — affiliated issuers	(3,779,387)	176	(169)
Foreign currency translations	1	228,399	70,013
Foreign capital gains tax	—	—	270,730
Net change in unrealized appreciation (depreciation)	(87,725,033)	63,934,283	21,092,352
Net realized and unrealized gain	116,885,312	93,440,368	31,585,437
Net increase in net assets resulting from operations	$106,444,680	$104,716,711	$36,522,045
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Operations (continued)
Year Ended December 31, 2025

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$1,073,732
Dividends — affiliated issuers	41,204,535	18,031
Income from securities lending — net	—	1,310
Foreign taxes withheld	—	(99,361)
Total income	41,204,535	993,712
Expenses:
Management services fees	1,237,358	395,935
Distribution and/or service fees
Class A	968,282	60,005
Class C	852,044	—
Transfer agent fees
Class A	358,127	29,239
Class C	78,811	—
Institutional Class	607,758	18,917
Institutional 2 Class	44,450	—
Institutional 3 Class	885	—
Class S	11,681	—
Administration fees	146,580	5,105
Custodian fees	4,122	40,237
Printing and postage fees	90,447	22,418
Registration fees	114,044	40,900
Accounting services fees	8,398	28,991
Legal fees	38,507	15,823
Line of credit interest	539	175
Compensation of chief compliance officer	190	5
Compensation of board members	37,489	10,578
Deferred compensation of board members	61,137	6,355
Other	59,936	4,315
Total expenses	4,720,785	678,998
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,804)	(187,213)
Fees waived by transfer agent
Institutional 2 Class	(3,567)	—
Institutional 3 Class	(257)	—
Expense reduction	(80)	(40)
Total net expenses	4,667,077	491,745
Net investment income	36,537,458	501,967
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	11,982,401
Investments — affiliated issuers	29,660,520	(185)
Capital gain distributions from underlying affiliated funds	37,228,478	—
Foreign currency translations	—	(2,868)
Net realized gain	66,888,998	11,979,348
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	(4,187,354)
Investments — affiliated issuers	67,464,244	1
Foreign currency translations	—	24,621
Net change in unrealized appreciation (depreciation)	67,464,244	(4,162,732)
Net realized and unrealized gain	134,353,242	7,816,616
Net increase in net assets resulting from operations	$170,890,700	$8,318,583
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets

	Columbia Acorn® Fund		Columbia Acorn International®
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$(10,440,632)	$(15,049,222)	$11,276,343	$10,026,120
Net realized gain	204,610,345	354,316,937	29,506,085	84,164,253
Net change in unrealized appreciation (depreciation)	(87,725,033)	33,556,369	63,934,283	(139,384,521)
Net increase (decrease) in net assets resulting from operations	106,444,680	372,824,084	104,716,711	(45,194,148)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	—	(6,667,661)	(14,776,573)
Advisor Class	—	—	—	(187,821)
Institutional Class	—	—	(30,609,530)	(70,673,340)
Institutional 2 Class	—	—	(1,031,592)	(2,116,606)
Institutional 3 Class	—	—	(3,914,636)	(12,977,717)
Class S	—	—	(5,908,781)	(9,229,839)
Total distributions to shareholders	—	—	(48,132,200)	(109,961,896)
Decrease in net assets from capital stock activity	(399,417,644)	(426,753,331)	(134,992,008)	(118,727,568)
Total decrease in net assets	(292,972,964)	(53,929,247)	(78,407,497)	(273,883,612)
Net assets at beginning of year	2,728,833,683	2,782,762,930	884,303,358	1,158,186,970
Net assets at end of year	$2,435,860,719	$2,728,833,683	$805,895,861	$884,303,358
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM		Columbia Thermostat FundSM
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$4,936,608	$2,095,239	$36,537,458	$37,470,246
Net realized gain	10,493,085	17,965,244	66,888,998	22,317,876
Net change in unrealized appreciation (depreciation)	21,092,352	(19,497,864)	67,464,244	34,872,187
Net increase in net assets resulting from operations	36,522,045	562,619	170,890,700	94,660,309
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,295,152)	(1,124,318)	(11,816,759)	(12,416,154)
Advisor Class	—	(10,754)	—	(302,495)
Class C	—	—	(1,943,530)	(2,211,271)
Institutional Class	(3,858,993)	(826,746)	(23,137,224)	(21,710,377)
Institutional 2 Class	(222,099)	(56,532)	(3,020,417)	(2,679,962)
Institutional 3 Class	(626,094)	(114,637)	(502,497)	(372,731)
Class S	(835,976)	—	(426,037)	(398,576)
Total distributions to shareholders	(12,838,314)	(2,132,987)	(40,846,464)	(40,091,566)
Decrease in net assets from capital stock activity	(13,471,249)	(33,869,049)	(32,023,490)	(198,986,914)
Total increase (decrease) in net assets	10,212,482	(35,439,417)	98,020,746	(144,418,171)
Net assets at beginning of year	189,626,791	225,066,208	1,198,625,853	1,343,044,024
Net assets at end of year	$199,839,273	$189,626,791	$1,296,646,599	$1,198,625,853
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$501,967	$88,737
Net realized gain	11,979,348	12,835,372
Net change in unrealized appreciation (depreciation)	(4,162,732)	(14,829,291)
Net increase (decrease) in net assets resulting from operations	8,318,583	(1,905,182)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,181,024)	(598,281)
Advisor Class	—	(15,596)
Institutional Class	(2,321,395)	(488,108)
Total distributions to shareholders	(6,502,419)	(1,101,985)
Decrease in net assets from capital stock activity	(6,253,259)	(16,527,056)
Total decrease in net assets	(4,437,095)	(19,534,223)
Net assets at beginning of year	41,109,469	60,643,692
Net assets at end of year	$36,672,374	$41,109,469
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn® Fund				Columbia Acorn International®
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	951,099	7,819,057	1,132,352	9,163,800	158,477	3,698,642	338,163	8,410,184
Distributions reinvested	—	—	—	—	276,003	6,373,479	623,582	14,150,032
Shares redeemed	(11,525,144)	(96,468,719)	(13,562,866)	(109,021,278)	(1,115,333)	(25,831,097)	(1,361,129)	(33,790,944)
Net decrease	(10,574,045)	(88,649,662)	(12,430,514)	(99,857,478)	(680,853)	(15,758,976)	(399,384)	(11,230,728)
Advisor Class
Shares sold	—	—	218,852	2,732,848	—	—	22,985	590,751
Distributions reinvested	—	—	—	—	—	—	7,258	187,630
Shares redeemed	—	—	(3,279,577)	(46,124,474)	—	—	(248,274)	(6,151,410)
Net decrease	—	—	(3,060,725)	(43,391,626)	—	—	(218,031)	(5,373,029)
Class C
Shares sold	29,218	327,595	46,214	496,832	—	—	1,368	29,826
Shares redeemed	(231,412)	(2,625,146)	(294,421)	(3,234,271)	—	—	(148,003)	(3,228,484)
Net decrease	(202,194)	(2,297,551)	(248,207)	(2,737,439)	—	—	(146,635)	(3,198,658)
Institutional Class
Shares sold	1,858,214	22,132,141	4,779,528	60,466,900	220,580	5,124,881	379,620	9,275,114
Distributions reinvested	—	—	—	—	1,174,703	27,269,315	2,738,250	63,070,993
Shares redeemed	(20,884,267)	(258,401,731)	(56,498,495)	(679,545,275)	(3,214,666)	(74,963,235)	(11,509,843)	(296,693,997)
Net decrease	(19,026,053)	(236,269,590)	(51,718,967)	(619,078,375)	(1,819,383)	(42,569,039)	(8,391,973)	(224,347,890)
Institutional 2 Class
Shares sold	438,239	5,939,790	350,551	4,595,267	88,396	2,036,592	66,030	1,649,754
Distributions reinvested	—	—	—	—	44,416	1,030,248	92,289	2,113,154
Shares redeemed	(655,112)	(8,893,741)	(751,649)	(9,623,144)	(153,552)	(3,623,812)	(290,130)	(7,229,364)
Net decrease	(216,873)	(2,953,951)	(401,098)	(5,027,877)	(20,740)	(556,972)	(131,811)	(3,466,456)
Institutional 3 Class
Shares sold	303,595	4,092,843	341,360	4,439,835	222,946	5,229,295	461,541	11,337,102
Distributions reinvested	—	—	—	—	164,054	3,894,524	383,395	8,931,728
Shares redeemed	(826,365)	(11,165,551)	(534,626)	(7,078,513)	(2,580,327)	(62,384,959)	(971,545)	(24,990,518)
Net decrease	(522,770)	(7,072,708)	(193,266)	(2,638,678)	(2,193,327)	(53,261,140)	(126,609)	(4,721,688)
Class R
Shares sold	—	—	—	—	—	—	1,674	40,933
Shares redeemed	—	—	—	—	—	—	(84,904)	(2,070,566)
Net decrease	—	—	—	—	—	—	(83,230)	(2,029,633)
Class S
Shares sold	171,779	2,114,909	30,814,407	380,431,067	17,681	410,344	5,384,804	142,655,849
Distributions reinvested	—	—	—	—	254,105	5,904,535	425,476	9,220,057
Shares redeemed	(5,249,923)	(64,289,091)	(2,664,136)	(34,452,925)	(1,253,813)	(29,160,760)	(684,627)	(16,235,392)
Net increase (decrease)	(5,078,144)	(62,174,182)	28,150,271	345,978,142	(982,027)	(22,845,881)	5,125,653	135,640,514
Total net decrease	(35,620,079)	(399,417,644)	(39,902,506)	(426,753,331)	(5,696,330)	(134,992,008)	(4,372,020)	(118,727,568)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM				Columbia Thermostat FundSM
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	74,028	2,038,646	72,601	1,877,055	1,423,314	24,753,996	1,560,668	25,017,144
Distributions reinvested	242,611	6,732,213	38,497	1,033,246	609,337	10,937,780	703,749	11,451,576
Shares redeemed	(619,297)	(17,078,490)	(745,084)	(19,426,483)	(4,176,884)	(72,336,708)	(5,986,998)	(96,073,826)
Net decrease	(302,658)	(8,307,631)	(633,986)	(16,516,182)	(2,144,233)	(36,644,932)	(3,722,581)	(59,605,106)
Advisor Class
Shares sold	—	—	8,189	221,213	—	—	1,363,908	21,181,473
Distributions reinvested	—	—	387	10,723	—	—	19,097	301,351
Shares redeemed	—	—	(44,025)	(1,173,900)	—	—	(5,875,625)	(96,946,631)
Net decrease	—	—	(35,449)	(941,964)	—	—	(4,492,620)	(75,463,807)
Class C
Shares sold	—	—	642	13,933	484,619	8,402,402	457,227	7,299,907
Distributions reinvested	—	—	—	—	102,437	1,845,917	126,698	2,073,544
Shares redeemed	—	—	(48,724)	(1,079,132)	(1,410,506)	(24,550,141)	(2,287,469)	(36,778,190)
Net decrease	—	—	(48,082)	(1,065,199)	(823,450)	(14,301,822)	(1,703,544)	(27,404,739)
Institutional Class
Shares sold	96,969	2,719,662	114,467	3,045,470	7,587,833	129,383,845	10,066,666	161,650,690
Distributions reinvested	114,146	3,237,025	26,520	726,909	1,084,114	19,075,249	1,142,666	18,218,419
Shares redeemed	(313,623)	(8,754,629)	(1,089,922)	(29,535,423)	(8,227,175)	(139,014,453)	(13,641,826)	(215,349,951)
Net increase (decrease)	(102,508)	(2,797,942)	(948,935)	(25,763,044)	444,772	9,444,641	(2,432,494)	(35,480,842)
Institutional 2 Class
Shares sold	7,443	214,579	10,380	281,427	1,603,212	27,846,184	1,629,460	25,850,054
Distributions reinvested	7,742	222,072	2,039	56,528	169,865	3,020,417	166,441	2,679,962
Shares redeemed	(58,801)	(1,656,787)	(80,948)	(2,160,394)	(1,413,114)	(23,973,410)	(2,646,019)	(41,946,646)
Net increase (decrease)	(43,616)	(1,220,136)	(68,529)	(1,822,439)	359,963	6,893,191	(850,118)	(13,416,630)
Institutional 3 Class
Shares sold	16,529	473,726	32,621	887,685	409,985	7,176,180	116,878	1,868,513
Distributions reinvested	21,787	624,933	4,132	114,544	28,211	501,056	23,111	371,235
Shares redeemed	(49,938)	(1,415,597)	(62,603)	(1,700,783)	(219,940)	(3,776,809)	(195,591)	(3,100,122)
Net increase (decrease)	(11,622)	(316,938)	(25,850)	(698,554)	218,256	3,900,427	(55,602)	(860,374)
Class S
Shares sold	6,123	170,166	507,130	14,077,388	3,542	62,126	832,840	13,754,131
Distributions reinvested	29,480	835,976	—	—	24,222	426,037	24,942	398,576
Shares redeemed	(65,092)	(1,834,744)	(42,877)	(1,139,055)	(108,243)	(1,803,158)	(55,493)	(908,123)
Net increase (decrease)	(29,489)	(828,602)	464,253	12,938,333	(80,479)	(1,314,995)	802,289	13,244,584
Total net decrease	(489,893)	(13,471,249)	(1,296,578)	(33,869,049)	(2,025,171)	(32,023,490)	(12,454,670)	(198,986,914)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	252,907	6,678,105	194,802	4,856,694
Distributions reinvested	176,268	4,179,325	23,930	597,993
Shares redeemed	(419,898)	(10,957,037)	(445,772)	(11,331,707)
Net increase (decrease)	9,277	(99,607)	(227,040)	(5,877,020)
Advisor Class
Shares sold	—	—	25,009	647,374
Distributions reinvested	—	—	580	15,559
Shares redeemed	—	—	(97,314)	(2,474,422)
Net decrease	—	—	(71,725)	(1,811,489)
Class C
Shares sold	—	—	106	2,516
Shares redeemed	—	—	(72,798)	(1,709,763)
Net decrease	—	—	(72,692)	(1,707,247)
Institutional Class
Shares sold	57,937	1,557,076	132,787	3,317,734
Distributions reinvested	96,347	2,307,505	19,359	485,098
Shares redeemed	(378,864)	(10,018,233)	(325,949)	(8,389,451)
Net decrease	(224,580)	(6,153,652)	(173,803)	(4,586,619)
Institutional 2 Class
Shares sold	—	—	3,862	100,981
Shares redeemed	—	—	(105,850)	(2,599,932)
Net decrease	—	—	(101,988)	(2,498,951)
Institutional 3 Class
Shares sold	—	—	3	50
Shares redeemed	—	—	(1,898)	(45,780)
Net decrease	—	—	(1,895)	(45,730)
Total net decrease	(215,303)	(6,253,259)	(649,143)	(16,527,056)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2025	$8.55	(0.05)(c)	0.44	0.39	—	—	—
Year Ended 12/31/2024	$7.49	(0.06)	1.12	1.06	—	—	—
Year Ended 12/31/2023	$6.16	(0.03)	1.36	1.33	—	—	—
Year Ended 12/31/2022	$10.01	(0.04)	(3.34)	(3.38)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Class C
Year Ended 12/31/2025	$11.77	(0.16)(c)	0.61	0.45	—	—	—
Year Ended 12/31/2024	$10.39	(0.17)	1.55	1.38	—	—	—
Year Ended 12/31/2023	$8.61	(0.11)	1.89	1.78	—	—	—
Year Ended 12/31/2022	$13.72	(0.13)	(4.57)	(4.70)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Institutional Class
Year Ended 12/31/2025	$12.51	(0.05)(c)	0.65	0.60	—	—	—
Year Ended 12/31/2024	$10.93	(0.06)	1.64	1.58	—	—	—
Year Ended 12/31/2023	$8.97	(0.02)	1.98	1.96	—	—	—
Year Ended 12/31/2022	$14.22	(0.03)	(4.75)	(4.78)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Institutional 2 Class
Year Ended 12/31/2025	$13.81	(0.05)(c)	0.72	0.67	—	—	—
Year Ended 12/31/2024	$12.06	(0.06)	1.81	1.75	—	—	—
Year Ended 12/31/2023	$9.89	(0.02)	2.19	2.17	—	—	—
Year Ended 12/31/2022	$15.62	(0.03)	(5.23)	(5.26)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Institutional 3 Class
Year Ended 12/31/2025	$14.06	(0.04)(c)	0.73	0.69	—	—	—
Year Ended 12/31/2024	$12.28	(0.05)	1.83	1.78	—	—	—
Year Ended 12/31/2023	$10.07	(0.02)	2.23	2.21	—	—	—
Year Ended 12/31/2022	$15.88	(0.02)	(5.32)	(5.34)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2025	$8.94	4.56%	1.09%	1.07% (d)	(0.62% )(c)	78%	$475,068
Year Ended 12/31/2024	$8.55	14.15% (e)	1.16%	1.08% (d)	(0.74% )	81%	$544,609
Year Ended 12/31/2023	$7.49	21.59% (e)	1.15%	1.08% (d)	(0.46% )	64%	$570,240
Year Ended 12/31/2022	$6.16	(34.01% )	1.08% (f)	1.08% (d),(f)	(0.53% )	64%	$521,243
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08% (d)	(0.80% )	75%	$919,643
Class C
Year Ended 12/31/2025	$12.22	3.82%	1.84%	1.82% (d)	(1.37% )(c)	78%	$5,069
Year Ended 12/31/2024	$11.77	13.28% (e)	1.91%	1.83% (d)	(1.49% )	81%	$7,263
Year Ended 12/31/2023	$10.39	20.67% (e)	1.90%	1.83% (d)	(1.21% )	64%	$8,991
Year Ended 12/31/2022	$8.61	(34.48% )	1.83% (f)	1.83% (d),(f)	(1.29% )	64%	$9,153
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83% (d)	(1.54% )	75%	$24,546
Institutional Class
Year Ended 12/31/2025	$13.11	4.80%	0.84%	0.82% (d)	(0.37% )(c)	78%	$1,604,235
Year Ended 12/31/2024	$12.51	14.46% (e)	0.91%	0.83% (d)	(0.49% )	81%	$1,767,918
Year Ended 12/31/2023	$10.93	21.85% (e)	0.90%	0.83% (d)	(0.21% )	64%	$2,110,299
Year Ended 12/31/2022	$8.97	(33.78% )	0.83% (f)	0.83% (d),(f)	(0.28% )	64%	$1,865,518
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83% (d)	(0.55% )	75%	$3,413,006
Institutional 2 Class
Year Ended 12/31/2025	$14.48	4.85%	0.81%	0.78%	(0.34% )(c)	78%	$25,586
Year Ended 12/31/2024	$13.81	14.51% (e)	0.89%	0.80%	(0.46% )	81%	$27,386
Year Ended 12/31/2023	$12.06	21.94% (e)	0.87%	0.81%	(0.18% )	64%	$28,765
Year Ended 12/31/2022	$9.89	(33.83% )(e)	0.81% (f)	0.80% (f)	(0.26% )	64%	$23,445
Year Ended 12/31/2021	$15.62	9.09% (e)	0.80%	0.80%	(0.52% )	75%	$52,797
Institutional 3 Class
Year Ended 12/31/2025	$14.75	4.91%	0.76%	0.74%	(0.29% )(c)	78%	$23,301
Year Ended 12/31/2024	$14.06	14.50% (e)	0.84%	0.75%	(0.41% )	81%	$29,552
Year Ended 12/31/2023	$12.28	21.95% (e)	0.83%	0.76%	(0.17% )	64%	$28,181
Year Ended 12/31/2022	$10.07	(33.77% )	0.77% (f)	0.77% (f)	(0.23% )	64%	$47,945
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46% )	75%	$78,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2025	$12.51	(0.05)(c)	0.66	0.61	—	—	—
Year Ended 12/31/2024(g)	$12.23	(0.01)	0.29	0.28	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class A	lessthan 0.01	0.05
Class C	0.01	0.05
Institutional Class	0.01	0.05
Institutional 2 Class	0.01	0.05
Institutional 3 Class	0.01	0.05
Class S	0.01	0.05

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2025	$13.12	4.88%	0.84%	0.82% (d)	(0.37% )(c)	78%	$302,602
Year Ended 12/31/2024 (g)	$12.51	2.29% (e)	0.95%	0.83%	(0.41% )	81%	$352,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2025	$21.54	0.25 (c)	2.35	2.60	(0.30)	(1.00)	(1.30)
Year Ended 12/31/2024	$25.46	0.18 (c)	(1.41)	(1.23)	(0.71)	(1.98)	(2.69)
Year Ended 12/31/2023	$21.34	0.09	4.03	4.12	—	—	—
Year Ended 12/31/2022	$33.19	0.17 (g)	(11.35)	(11.18)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Institutional Class
Year Ended 12/31/2025	$21.68	0.31 (c)	2.36	2.67	(0.36)	(1.00)	(1.36)
Year Ended 12/31/2024	$25.66	0.26 (c)	(1.43)	(1.17)	(0.83)	(1.98)	(2.81)
Year Ended 12/31/2023	$21.46	0.15	4.05	4.20	—	—	—
Year Ended 12/31/2022	$33.28	0.23 (g)	(11.38)	(11.15)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Institutional 2 Class
Year Ended 12/31/2025	$21.66	0.32 (c)	2.37	2.69	(0.38)	(1.00)	(1.38)
Year Ended 12/31/2024	$25.66	0.26 (c)	(1.42)	(1.16)	(0.86)	(1.98)	(2.84)
Year Ended 12/31/2023	$21.45	0.17	4.04	4.21	—	—	—
Year Ended 12/31/2022	$33.25	0.24 (g)	(11.37)	(11.13)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Institutional 3 Class
Year Ended 12/31/2025	$22.12	0.34 (c)	2.41	2.75	(0.39)	(1.00)	(1.39)
Year Ended 12/31/2024	$26.15	0.28 (c)	(1.45)	(1.17)	(0.88)	(1.98)	(2.86)
Year Ended 12/31/2023	$21.84	0.18	4.13	4.31	—	—	—
Year Ended 12/31/2022	$33.83	0.26 (g)	(11.58)	(11.32)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2025	$22.84	12.12%	1.30% (d)	1.21% (d),(e)	1.06% (c)	25%	$115,158
Year Ended 12/31/2024	$21.54	(5.09% )	1.38% (d)	1.22% (d),(e)	0.73% (c)	28%	$123,302
Year Ended 12/31/2023	$25.46	19.31%	1.37% (d),(f)	1.24% (d),(e),(f)	0.41%	46%	$155,877
Year Ended 12/31/2022	$21.34	(33.81% )	1.27% (d),(f),(h)	1.23% (d),(e),(f),(h)	0.71%	29%	$151,725
Year Ended 12/31/2021	$33.19	12.63%	1.24% (d)	1.23% (d),(e)	0.03%	27%	$282,125
Institutional Class
Year Ended 12/31/2025	$22.99	12.36%	1.05% (d)	0.96% (d),(e)	1.31% (c)	25%	$515,251
Year Ended 12/31/2024	$21.68	(4.82% )	1.13% (d)	0.97% (d),(e)	1.01% (c)	28%	$525,326
Year Ended 12/31/2023	$25.66	19.57%	1.12% (d),(f)	0.99% (d),(e),(f)	0.66%	46%	$837,217
Year Ended 12/31/2022	$21.46	(33.63% )	1.03% (d),(f),(h)	0.98% (d),(e),(f),(h)	0.96%	29%	$906,415
Year Ended 12/31/2021	$33.28	12.89%	0.99% (d)	0.98% (d),(e)	0.28%	27%	$1,727,042
Institutional 2 Class
Year Ended 12/31/2025	$22.97	12.44%	1.00% (d)	0.90% (d)	1.37% (c)	25%	$17,028
Year Ended 12/31/2024	$21.66	(4.79% )	1.09% (d)	0.92% (d)	1.03% (c)	28%	$16,507
Year Ended 12/31/2023	$25.66	19.63%	1.05% (d),(f)	0.92% (d),(f)	0.75%	46%	$22,937
Year Ended 12/31/2022	$21.45	(33.60% )	0.97% (d),(f),(h)	0.92% (d),(f),(h)	1.04%	29%	$80,059
Year Ended 12/31/2021	$33.25	12.97%	0.95% (d)	0.92% (d)	0.34%	27%	$126,973
Institutional 3 Class
Year Ended 12/31/2025	$23.48	12.46%	0.93% (d)	0.85% (d)	1.43% (c)	25%	$63,201
Year Ended 12/31/2024	$22.12	(4.75% )	1.03% (d)	0.88% (d)	1.07% (c)	28%	$108,049
Year Ended 12/31/2023	$26.15	19.73%	1.01% (d),(f)	0.89% (d),(f)	0.77%	46%	$131,038
Year Ended 12/31/2022	$21.84	(33.58% )	0.92% (d),(f),(h)	0.88% (d),(f),(h)	1.10%	29%	$133,738
Year Ended 12/31/2021	$33.83	13.00%	0.90% (d)	0.88% (d)	0.40%	27%	$179,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2025	$21.68	0.31 (c)	2.36	2.67	(0.36)	(1.00)	(1.36)
Year Ended 12/31/2024(i)	$26.68	0.00 (c)	(3.14)	(3.14)	(0.31)	(1.55)	(1.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class A	0.08	0.32
Institutional Class	0.07	0.32
Institutional 2 Class	0.07	0.32
Institutional 3 Class	0.08	0.36
Class S	0.08	0.33
Year Ended 12/31/2024
Class A	0.04	0.17
Institutional Class	0.04	0.17
Institutional 2 Class	0.04	0.17
Institutional 3 Class	0.04	0.17
Class S	0.01	0.17

(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class A	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%
Institutional Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional 3 Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%
Class S	less than 0.01%	less than 0.01%	—%	—%	—%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(h)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2025	$22.99	12.36%	1.05% (d)	0.96% (d),(e)	1.31% (c)	25%	$95,259
Year Ended 12/31/2024 (i)	$21.68	(11.76% )	1.20% (d)	0.97% (d)	0.08% (c)	28%	$111,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2025	$25.18	0.66 (c)	4.38	5.04	(1.67)	(0.13)	(1.80)
Year Ended 12/31/2024	$25.48	0.23	(0.29)	(0.06)	(0.24)	—	(0.24)
Year Ended 12/31/2023	$21.57	0.07	3.84	3.91	—	—	—
Year Ended 12/31/2022	$35.43	0.12 (f)	(13.06)	(12.94)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Institutional Class
Year Ended 12/31/2025	$25.75	0.74 (c)	4.49	5.23	(1.81)	(0.13)	(1.94)
Year Ended 12/31/2024	$26.04	0.31	(0.30)	0.01	(0.30)	—	(0.30)
Year Ended 12/31/2023	$21.99	0.13	3.92	4.05	—	—	—
Year Ended 12/31/2022	$36.01	0.18 (f)	(13.28)	(13.10)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Institutional 2 Class
Year Ended 12/31/2025	$26.07	0.79 (c)	4.53	5.32	(1.88)	(0.13)	(2.01)
Year Ended 12/31/2024	$26.34	0.34	(0.28)	0.06	(0.33)	—	(0.33)
Year Ended 12/31/2023	$22.22	0.15	3.97	4.12	—	—	—
Year Ended 12/31/2022	$36.33	0.20 (f)	(13.39)	(13.19)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Institutional 3 Class
Year Ended 12/31/2025	$26.07	0.79 (c)	4.55	5.34	(1.91)	(0.13)	(2.04)
Year Ended 12/31/2024	$26.35	0.35	(0.29)	0.06	(0.34)	—	(0.34)
Year Ended 12/31/2023	$22.21	0.17	3.97	4.14	—	—	—
Year Ended 12/31/2022	$36.31	0.21 (f)	(13.39)	(13.18)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2025	$28.42	20.31%	1.47% (d)	1.12% (d),(e)	2.39% (c)	21%	$116,233
Year Ended 12/31/2024	$25.18	(0.30% )	1.55% (d)	1.23% (d),(e)	0.86%	69%	$110,629
Year Ended 12/31/2023	$25.48	18.13%	1.55% (d)	1.23% (d),(e)	0.30%	43%	$128,076
Year Ended 12/31/2022	$21.57	(36.80% )	1.50% (d),(g)	1.24% (d),(e),(g)	0.48%	21%	$124,963
Year Ended 12/31/2021	$35.43	10.49%	1.44% (d)	1.23% (d),(e)	(0.15% )	27%	$235,103
Institutional Class
Year Ended 12/31/2025	$29.04	20.61%	1.22% (d)	0.87% (d),(e)	2.63% (c)	21%	$58,415
Year Ended 12/31/2024	$25.75	(0.04% )	1.29% (d)	0.98% (d),(e)	1.14%	69%	$54,447
Year Ended 12/31/2023	$26.04	18.42%	1.30% (d)	0.98% (d),(e)	0.55%	43%	$79,765
Year Ended 12/31/2022	$21.99	(36.65% )	1.25% (d),(g)	0.99% (d),(e),(g)	0.73%	21%	$79,829
Year Ended 12/31/2021	$36.01	10.79%	1.19% (d)	0.98% (d),(e)	0.10%	27%	$159,876
Institutional 2 Class
Year Ended 12/31/2025	$29.38	20.73%	1.09% (d)	0.74% (d)	2.76% (c)	21%	$3,185
Year Ended 12/31/2024	$26.07	0.14%	1.16% (d)	0.84% (d)	1.25%	69%	$3,963
Year Ended 12/31/2023	$26.34	18.54%	1.16% (d)	0.86% (d)	0.64%	43%	$5,810
Year Ended 12/31/2022	$22.22	(36.57% )	1.11% (d),(g)	0.89% (d),(g)	0.78%	21%	$9,225
Year Ended 12/31/2021	$36.33	10.87%	1.10% (d)	0.89% (d)	0.17%	27%	$51,805
Institutional 3 Class
Year Ended 12/31/2025	$29.37	20.81%	1.04% (d)	0.69% (d)	2.78% (c)	21%	$9,382
Year Ended 12/31/2024	$26.07	0.14%	1.11% (d)	0.79% (d)	1.31%	69%	$8,631
Year Ended 12/31/2023	$26.35	18.64%	1.11% (d)	0.81% (d)	0.70%	43%	$9,404
Year Ended 12/31/2022	$22.21	(36.56% )	1.06% (d),(g)	0.84% (d),(g)	0.81%	21%	$11,188
Year Ended 12/31/2021	$36.31	10.93%	1.05% (d)	0.84% (d)	0.24%	27%	$28,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2025	$25.75	0.74 (c)	4.49	5.23	(1.81)	(0.13)	(1.94)
Year Ended 12/31/2024(h)	$27.97	0.03	(2.25)	(2.22)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class A	0.37	1.33
Institutional Class	0.37	1.32
Institutional 2 Class	0.40	1.39
Institutional 3 Class	0.37	1.30
Class S	0.37	1.33

(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(g)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.

(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2025	$29.04	20.61%	1.22% (d)	0.87% (d),(e)	2.64% (c)	21%	$12,625
Year Ended 12/31/2024 (h)	$25.75	(7.94% )	1.38%	0.98%	0.47%	69%	$11,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2025	$16.28	0.49	1.90	2.39	(0.55)	—	(0.55)
Year Ended 12/31/2024	$15.61	0.46	0.74	1.20	(0.53)	—	(0.53)
Year Ended 12/31/2023	$14.36	0.39	1.24	1.63	(0.38)	—	(0.38)
Year Ended 12/31/2022	$17.01	0.26	(2.49)	(2.23)	(0.28)	(0.14)	(0.42)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Class C
Year Ended 12/31/2025	$16.40	0.36	1.91	2.27	(0.43)	—	(0.43)
Year Ended 12/31/2024	$15.73	0.34	0.74	1.08	(0.41)	—	(0.41)
Year Ended 12/31/2023	$14.48	0.27	1.25	1.52	(0.27)	—	(0.27)
Year Ended 12/31/2022	$17.14	0.14	(2.49)	(2.35)	(0.17)	(0.14)	(0.31)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Institutional Class
Year Ended 12/31/2025	$15.95	0.53	1.86	2.39	(0.60)	—	(0.60)
Year Ended 12/31/2024	$15.30	0.50	0.72	1.22	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.08	0.42	1.22	1.64	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.69	0.29	(2.44)	(2.15)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Institutional 2 Class
Year Ended 12/31/2025	$16.10	0.55	1.88	2.43	(0.61)	—	(0.61)
Year Ended 12/31/2024	$15.44	0.50	0.73	1.23	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.21	0.43	1.22	1.65	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.84	0.29	(2.45)	(2.16)	(0.33)	(0.14)	(0.47)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Institutional 3 Class
Year Ended 12/31/2025	$16.06	0.56	1.87	2.43	(0.61)	—	(0.61)
Year Ended 12/31/2024	$15.41	0.51	0.72	1.23	(0.58)	—	(0.58)
Year Ended 12/31/2023	$14.18	0.44	1.22	1.66	(0.43)	—	(0.43)
Year Ended 12/31/2022	$16.80	0.31	(2.45)	(2.14)	(0.34)	(0.14)	(0.48)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2025	$18.12	14.75%	0.49% (c)	0.49% (c),(d)	2.82%	84%	$390,531
Year Ended 12/31/2024	$16.28	7.68%	0.56% (c)	0.50% (c),(d)	2.83%	114%	$385,771
Year Ended 12/31/2023	$15.61	11.38%	0.57% (c)	0.49% (c),(d)	2.59%	148%	$428,092
Year Ended 12/31/2022	$14.36	(13.14% )	0.54% (c),(e)	0.50% (c),(d),(e)	1.70%	88%	$450,566
Year Ended 12/31/2021	$17.01	6.16%	0.54% (c)	0.50% (c),(d)	1.26%	49%	$624,373
Class C
Year Ended 12/31/2025	$18.24	13.86%	1.24% (c)	1.24% (c),(d)	2.06%	84%	$82,776
Year Ended 12/31/2024	$16.40	6.86%	1.31% (c)	1.25% (c),(d)	2.07%	114%	$87,900
Year Ended 12/31/2023	$15.73	10.52%	1.32% (c)	1.24% (c),(d)	1.82%	148%	$111,123
Year Ended 12/31/2022	$14.48	(13.75% )	1.29% (c),(e)	1.25% (c),(d),(e)	0.93%	88%	$126,802
Year Ended 12/31/2021	$17.14	5.40%	1.29% (c)	1.25% (c),(d)	0.48%	49%	$189,990
Institutional Class
Year Ended 12/31/2025	$17.74	15.02%	0.24% (c)	0.24% (c),(d)	3.09%	84%	$702,762
Year Ended 12/31/2024	$15.95	7.97%	0.31% (c)	0.25% (c),(d)	3.12%	114%	$624,613
Year Ended 12/31/2023	$15.30	11.66%	0.32% (c)	0.24% (c),(d)	2.85%	148%	$636,587
Year Ended 12/31/2022	$14.08	(12.92% )	0.29% (c),(e)	0.25% (c),(d),(e)	1.93%	88%	$600,671
Year Ended 12/31/2021	$16.69	6.42%	0.29% (c)	0.25% (c),(d)	1.52%	49%	$902,841
Institutional 2 Class
Year Ended 12/31/2025	$17.92	15.12%	0.20% (c)	0.20% (c)	3.15%	84%	$92,061
Year Ended 12/31/2024	$16.10	8.01%	0.27% (c)	0.20% (c)	3.11%	114%	$76,935
Year Ended 12/31/2023	$15.44	11.67%	0.28% (c)	0.20% (c)	2.88%	148%	$86,925
Year Ended 12/31/2022	$14.21	(12.88% )	0.25% (c),(e)	0.20% (c),(e)	1.94%	88%	$90,290
Year Ended 12/31/2021	$16.84	6.53%	0.25% (c)	0.20% (c)	1.53%	49%	$169,246
Institutional 3 Class
Year Ended 12/31/2025	$17.88	15.20%	0.15% (c)	0.15% (c)	3.25%	84%	$15,711
Year Ended 12/31/2024	$16.06	8.00%	0.23% (c)	0.16% (c)	3.18%	114%	$10,613
Year Ended 12/31/2023	$15.41	11.73%	0.24% (c)	0.16% (c)	2.96%	148%	$11,038
Year Ended 12/31/2022	$14.18	(12.82% )	0.21% (c),(e)	0.16% (c),(e)	2.04%	88%	$10,184
Year Ended 12/31/2021	$16.80	6.52%	0.21% (c)	0.17% (c)	1.94%	49%	$15,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 12/31/2025	$15.95	0.53	1.86	2.39	(0.60)	—	(0.60)
Year Ended 12/31/2024(f)	$16.61	0.17	(0.33)(g)	(0.16)	(0.50)	—	(0.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 12/31/2025	$17.74	15.02%	0.24% (c)	0.24% (c),(d)	3.08%	84%	$12,805
Year Ended 12/31/2024 (f)	$15.95	(0.95% )	0.34% (c)	0.25% (c)	4.44%	114%	$12,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn European FundSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 12/31/2025	$23.87	0.31	5.25	5.56	(0.56)	(4.53)	(5.09)
Year Ended 12/31/2024	$25.55	0.02	(1.12)	(1.10)	(0.58)	—	(0.58)
Year Ended 12/31/2023	$20.61	0.06	5.04	5.10	(0.16)	—	(0.16)
Year Ended 12/31/2022	$33.33	0.06 (e)	(12.78)	(12.72)	—	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	—	(0.06)
Institutional Class
Year Ended 12/31/2025	$24.06	0.40	5.29	5.69	(0.63)	(4.53)	(5.16)
Year Ended 12/31/2024	$25.76	0.08	(1.14)	(1.06)	(0.64)	—	(0.64)
Year Ended 12/31/2023	$20.77	0.11	5.10	5.21	(0.22)	—	(0.22)
Year Ended 12/31/2022	$33.51	0.11 (e)	(12.85)	(12.74)	—	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn European FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 12/31/2025	$24.34	23.85%	1.82% (c)	1.34% (c),(d)	1.15%	82%	$23,745
Year Ended 12/31/2024	$23.87	(4.39% )	1.97% (c)	1.45% (c),(d)	0.08%	47%	$23,057
Year Ended 12/31/2023	$25.55	24.76%	1.92% (c)	1.45% (c),(d)	0.24%	23%	$30,487
Year Ended 12/31/2022	$20.61	(38.16% )	1.80% (c),(f)	1.45% (c),(d),(f)	0.25%	31%	$28,892
Year Ended 12/31/2021	$33.33	21.47%	1.63% (c)	1.44% (c),(d)	(0.45% )	21%	$66,374
Institutional Class
Year Ended 12/31/2025	$24.59	24.20%	1.57% (c)	1.10% (c),(d)	1.46%	82%	$12,928
Year Ended 12/31/2024	$24.06	(4.18% )	1.72% (c)	1.20% (c),(d)	0.32%	47%	$18,053
Year Ended 12/31/2023	$25.76	25.09%	1.67% (c)	1.20% (c),(d)	0.47%	23%	$23,802
Year Ended 12/31/2022	$20.77	(38.02% )	1.54% (c),(f)	1.20% (c),(d),(f)	0.46%	31%	$38,307
Year Ended 12/31/2021	$33.51	21.76%	1.38% (c)	1.19% (c),(d)	(0.21% )	21%	$111,462
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is a diversified fund.
Columbia Thermostat FundSM is a “fund of funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). Columbia Thermostat FundSM is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Funds currently offer the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation event will be proportional to the net asset value of each share class.
As described in each Fund’s prospectus, Class A and Class C shares are available to the general public for investment. Class C shares automatically convert to Class A shares of the same Fund after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans and to certain other investors as also described in each Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. Prior to July 7, 2025, the chief operating decision maker (CODM) was Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned subsidiary of Columbia Management. Effective July 7, 2025, Columbia Management is the CODM. The CODM, through its Investment Oversight Committee and Global Executive Group, is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Securities lending
Effective November 30, 2025, the security lending program was terminated and any outstanding loans were recalled on or before the effective date. Each Fund, prior to November 30, 2025, except Columbia Thermostat FundSM, had the ability to lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent had determined were credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retained the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also received a fee for the loan. The Funds had the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan was collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities was determined daily at the close of business of a Fund and any additional required collateral was delivered to the Fund on the next business day. The Funds elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program was paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager did not retain any fees earned by the lending program. The net securities lending income earned for the year ended December 31, 2025 by each Fund is included in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Columbia Acorn International SelectSM paid withholding and/or capital gain taxes on its investments in foreign jurisdictions during the period ended December 31, 2025. The Fund may also have received reclaims or refunds on taxes paid. Cash paid (received) on withholding and capital gain taxes, net of reclaims/refunds received, totaled $(3,371,128).
Taxes paid (net of reclaims/refunds received) with respect to the following jurisdictions represented 5% or more of that total:
Country	Income taxes paid (net of reclaims/refunds received) ($)
India	262,094
France	(3,896,571)
Other	263,349
Total income taxes paid (net of reclaims/refunds received)	(3,371,128)
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. Each Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Funds may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. A Fund may record a reclaim receivable when the amount is known, a Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Columbia Acorn International® and Columbia Acorn International SelectSM are seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of European Union tax reclaims. The closing agreement will result in the Funds paying a portion of those taxes refunded to the IRS, on behalf of their shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in the prior years. The Funds have accrued a liability for the estimated IRS Closing Agreement costs, which is disclosed on the Statement of Assets and Liabilities. The actual amount may differ from the estimate due to additional reclaims received or interest due and that difference may be material.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
Prior to July 7, 2025, CWAM was the Investment Manager and furnished investment supervision to the Funds and was responsible for the overall management of the Funds’ business affairs.
Prior to April 1, 2025, CWAM furnished investment advisory services to the Funds under an investment advisory agreement (the Advisory Agreement) and provided administrative services to the Funds under a separate administrative services agreement (the Administration Agreement). Effective April 1, 2025, the Funds entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the Advisory Agreement with the administrative services fee that was previously paid under the Administration Agreement. On June 26, 2025, the Funds’ Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Funds’ then-current Management Agreement with CWAM transferred to its parent company Columbia Management on July 7, 2025. Prior to July, 7, 2025, Columbia Management was the sub-administrator of the Funds and the investment adviser of each of the other Columbia funds except for each series of Columbia Funds Variable Series Trust (formerly Wanger Advisors Trust). The services provided to, and management fees paid by, the Funds did not change as a result of this transfer and the current portfolio managers of the Funds continued to manage the Funds after the transition.
For the period from January 1, 2025 through February 28, 2025, CWAM received an advisory fee based on each Fund’s daily net assets that declined as each Fund’s net assets increased at the following annual rates:
	High (%)	Low (%)	Annualized effective advisory fee rate (%)
Columbia Acorn® Fund	0.74	0.63	0.69
Columbia Acorn International®	1.10	0.72	0.86
Columbia Acorn International SelectSM	0.89	0.85	0.89
Columbia Thermostat FundSM	0.10	0.10	0.10
Columbia Acorn European FundSM	1.19	0.74	1.19
Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Funds, as noted below. For the period March 1, 2025 through March 31, 2025 CWAM received an advisory fee based on each Fund’s daily net assets that declined as each Fund’s net assets increased at the following annual rates:
	High (%)	Low (%)	Annualized effective advisory fee rate (%)
Columbia Acorn® Fund	0.74	0.61	0.67
Columbia Acorn International®	0.87	0.70	0.81
Columbia Acorn International SelectSM	0.82	0.63	0.82
Columbia Thermostat FundSM	0.10	0.10	0.10
Columbia Acorn European FundSM	0.92	0.74	0.92
Advisory fees paid by the Funds for the period January 1, 2025 through March 31, 2025 are included in Management services fees on the Statement of Operations.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
For the period April 1, 2025 through December 31, 2025, the Investment Manager (CWAM prior to July 7, 2025 and Columbia Management beginning July 7, 2025) received a management services fee based on each Fund’s daily net assets that declined as each Fund’s net assets increased at the following annual rates:
	High (%)	Low (%)	Annualized Effective management services fee rate (%)
Columbia Acorn® Fund	0.790	0.625	0.722
Columbia Acorn International®	0.920	0.715	0.865
Columbia Acorn International SelectSM	0.870	0.645	0.870
Columbia Thermostat FundSM	0.100	0.100	0.100
Columbia Acorn European FundSM	0.970	0.755	0.970
For the period January 1, 2025 through December 31, 2025, the effective blended advisory fee (for the period January 1, 2025 through March 31, 2025) and management services fee (for the period April 1, 2025 through December 31, 2025), as a percentage of each Fund’s average daily net assets, were as follows:
Effective blended fee rate (%)
Columbia Acorn® Fund	0.712
Columbia Acorn International®	0.859
Columbia Acorn International SelectSM	0.869
Columbia Thermostat FundSM	0.100
Columbia Acorn European FundSM	1.00
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates), may coordinate in providing services to their clients. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager engages employees of Participating Affiliates to provide portfolio management services to the Funds. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Specifically, pursuant to such arrangements, employees of Participating Affiliates serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Funds on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in each Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
Prior to April 1, 2025, CWAM received an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
For the period January 1, 2025 through March 31, 2025, the annualized effective administration fee rate was 0.050% of each Fund’s average daily net assets, with the exception of Columbia Thermostat FundSM. Columbia Thermostat FundSM contractually waived administration fees for the period March 1, 2025 through March 31, 2025. For the period January 1, 2025 through March 31, 2025, the annualized effective administration fee rate, including the impact of administration fee waivers, for Columbia Thermostat FundSM was 0.030% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).
The Funds pay the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Funds pay the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of a Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to May 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class for Columbia Acorn International SelectSM. In addition, prior to May 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class for Columbia Thermostat FundSM.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, each Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	0.09	0.09	0.09	0.05	0.01	0.09
Columbia Acorn International®	0.11	—	0.11	0.05	0.00	0.11
Columbia Acorn International SelectSM	0.19	—	0.19	0.05	0.00	0.19
Columbia Thermostat FundSM	0.09	0.09	0.09	0.05	0.01	0.09
Columbia Acorn European FundSM	0.12	—	0.12	—	—	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended December 31, 2025, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Acorn® Fund	4,994
Columbia Acorn International®	3,851
Columbia Acorn International SelectSM	5,620
Columbia Thermostat FundSM	80
Columbia Acorn European FundSM	40
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Funds have adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Funds. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, the Funds pay a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Funds. Also under the Plans, the Funds pay a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Funds.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended December 31, 2025, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00 (a)	1.00 (b)	37,942	789
Columbia Acorn International®	5.75	—	0.50 - 1.00 (a)	1.00 (b)	19,549	—
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00 (a)	—	13,667	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	165,556	3,519
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00 (a)	—	10,558	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through April 30, 2027
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	1.07	1.82	0.82	0.78	0.74	0.82
Columbia Acorn International®	1.22	N/A	0.97	0.89	0.84	0.97
Columbia Thermostat FundSM	0.50	1.25	0.25	0.20	0.16	0.25

	Prior to March 1, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	1.08	1.83	0.83	0.80	0.75	0.83
Columbia Acorn International®	1.23	N/A	0.98	0.92	0.88	0.98
Columbia Thermostat FundSM	0.50	1.25	0.25	0.20	0.16	0.25

	May 1, 2025 through April 30, 2026
Fund	Class A (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn International SelectSM	1.11	0.86	0.72	0.67	0.86
Columbia Acorn European FundSM	1.31	1.06	N/A	N/A	N/A

	March 1, 2025 through April 30, 2025
Fund	Class A (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn International SelectSM	1.14	0.89	0.75	0.70	0.89
Columbia Acorn European FundSM	1.37	1.12	N/A	N/A	N/A

	Prior to March 1, 2025
Fund	Class A (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn International SelectSM	1.24	0.99	0.84	0.79	0.99
Columbia Acorn European FundSM	1.45	1.20	N/A	N/A	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by each Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Columbia Acorn International® expenses (excluding certain fees and expenses described above) so that Columbia Acorn International® level expenses (expenses directly attributable to Columbia Acorn International® and not to a specific share class) are waived proportionately across all share classes, but Columbia Acorn International® net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reflected in the contractual cap commitment, prior to May 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 of the average daily net assets attributable to each share class for Columbia Acorn International SelectSM. In addition, reflected in the contractual cap commitment, prior to May 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 of the average daily net assets attributable to each share class for Columbia Thermostat FundSM.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, late-year ordinary losses, capital loss carryforwards, trustees’ deferred compensation, net operating loss reclassification, foreign currency transactions, re-characterization of distributions for investments, excess distributions, distribution reclassifications, foreign capital gains tax and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed (excess of distributions over) net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital decrease ($)
Columbia Acorn® Fund	10,205,258	(222,877)	(9,982,381)
Columbia Acorn International®	4,455,532	(4,455,532)	—
Columbia Acorn International SelectSM	1,496,056	(1,331,407)	(164,649)
Columbia Thermostat FundSM	3,793,644	(3,793,644)	—
Columbia Acorn European FundSM	701,735	(548,697)	(153,038)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Acorn® Fund	—	—	—	—	—	—
Columbia Acorn International®	12,424,487	35,707,713	48,132,200	32,706,710	77,255,186	109,961,896
Columbia Acorn International SelectSM	11,938,055	900,259	12,838,314	2,132,987	—	2,132,987
Columbia Thermostat FundSM	40,846,464	—	40,846,464	40,091,566	—	40,091,566
Columbia Acorn European FundSM	742,404	5,760,015	6,502,419	1,101,985	—	1,101,985
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	—	25,345,146	(3,367,063)	408,947,180
Columbia Acorn International®	5,442,107	7,617,177	(72,593,166)	207,859,962
Columbia Acorn International SelectSM	—	—	—	35,446,126
Columbia Thermostat FundSM	5,249,945	—	(55,531,268)	81,116,696
Columbia Acorn European FundSM	—	113,801	—	4,664,777
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	2,025,490,440	566,703,336	(157,756,156)	408,947,180
Columbia Acorn International®	599,864,882	236,083,699	(28,223,737)	207,859,962
Columbia Acorn International SelectSM	165,121,407	44,999,528	(9,553,402)	35,446,126
Columbia Thermostat FundSM	1,216,068,730	81,116,696	—	81,116,696
Columbia Acorn European FundSM	31,486,783	5,736,611	(1,071,834)	4,664,777
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
Columbia Acorn® Fund	(2,163,220)	(1,203,843)	(3,367,063)	178,835,157
Columbia Acorn International®	(46,324,067)	(26,269,099)	(72,593,166)	288,119
Columbia Acorn International SelectSM	—	—	—	9,143,290
Columbia Thermostat FundSM	—	(55,531,268)	(55,531,268)	61,326,898
Columbia Acorn European FundSM	—	—	—	5,586,840
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of December 31, 2025, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on January 1, 2026.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn International SelectSM	539,229	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 5. Portfolio information
For the year ended December 31, 2025, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,931,766,411	2,329,201,591
Columbia Acorn International®	219,254,031	390,662,853
Columbia Acorn International SelectSM	41,053,121	60,918,010
Columbia Thermostat FundSM	1,038,130,863	1,040,089,397
Columbia Acorn European FundSM	32,048,216	44,646,281
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
During the year ended December 31, 2025, the following Funds had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	2,600,000	5.32	11
Columbia Acorn International SelectSM	200,000	5.38	2
Columbia Thermostat FundSM	900,000	5.39	4
Columbia Acorn European FundSM	200,000	5.25	6
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM had no outstanding borrowings at December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Funds involve risks, including market risk and concentration risk, among others. The value of each Fund’s holdings and each Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—
Columbia Acorn International®	—
Columbia Acorn International SelectSM	26.1
Columbia Thermostat FundSM	22.6
Columbia Acorn European FundSM	33.5
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Acorn Trust  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Acorn Trust and Shareholders of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn International Select, Columbia Thermostat Fund and Columbia Acorn European Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn International Select, Columbia Thermostat Fund and Columbia Acorn European Fund (constituting Columbia Acorn Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, issuer of a privately offered security and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Acorn Trust  | 2025

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended December 31, 2025. Shareholders were notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
	Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Acorn® Fund	0.00%	0.00%	$26,612,403	$0	$0.0000	$0	$0.0000
Columbia Acorn International®	100.00%	0.00%	$25,055,753	$0	$0.0000	$17,540,885	$0.5007
Columbia Acorn International SelectSM	65.38%	0.00%	$945,272	$0	$0.0000	$4,621,843	$0.6636
Columbia Thermostat FundSM	8.13%	7.80%	$0	$0	$0.0000	$0	$0.0000
Columbia Acorn European FundSM	100.00%	0.00%	$6,167,507	$86,162	$0.0574	$1,053,336	$0.7017
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Acorn Trust  | 2025

Results of Meeting of Shareholders
(Unaudited)
At a Joint Special Meeting of Shareholders held on February 26, 2025, shareholders of Columbia Acorn Trust elected each of the fifteen nominees for trustee to the Board of Trustees of Columbia Acorn Trust, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	205,615,145	14,931,583	0
Daniel J. Beckman	203,656,312	16,890,417	0
Kathleen Blatz	205,888,392	14,658,336	0
Pamela G. Carlton	205,814,242	14,732,486	0
Janet Langford Carrig	205,925,510	14,621,219	0
J. Kevin Connaughton	206,197,272	14,349,457	0
Olive M. Darragh	206,757,668	13,789,060	0
Patricia M. Flynn	205,709,045	14,837,684	0
Brian J. Gallagher	205,784,907	14,761,821	0
Douglas A. Hacker	204,217,674	16,329,055	0
Nancy T. Lukitsh	203,953,914	16,592,814	0
David M. Moffett	201,809,833	18,736,895	0
Catherine James Paglia	203,734,401	16,812,327	0
Natalie A. Trunow	204,536,248	16,010,480	0
Sandra L. Yeager	204,737,943	15,808,786	0

Columbia Acorn Trust  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN110_12_T01_(02/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures for Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Acorn Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	February 23, 2026